AAL Variable Product Series Fund, Inc.
AAL Variable Annuity Account I
AAL Variable Annuity Account II
AAL Variable Life Account I

Annual Report

December 31, 2000

AAL Variable Product
Small Company Stock Portfolio

AAL Variable Product
International Stock Portfolio

AAL Variable Product
Large Company Stock Portfolio

AAL Variable Product
Balanced Portfolio

AAL Variable Product
High Yield Bond Portfolio

AAL Variable Product
Bond Portfolio

AAL Variable Product
Money Market Portfolio

AAL Variable Product Series Fund, Inc.
Change of Accountants

On March 17, 2000, Ernst & Young LLP resigned as the Fund’s independent accountants. Ernst & Young LLP’s reports on the Fund’s financial statements for the fiscal years ended December 31, 1999, and December 31, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund’s fiscal years ended December 31, 1999, and December 31, 1998, and the period commencing January 1, 2000, and ending March 17, 2000, (i) there were no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 17, 2000, the Fund, by action of its Board of Directors, engaged PricewaterhouseCoopers LLP (“PwC”) as the independent auditors to audit the Fund’s financial statements for the fiscal year ending December 31, 2000. During the Fund’s fiscal years ended December 31, 1999, and December 31, 1998, and the period commencing January 1, 2000, and ending March 17, 2000, neither the Fund nor anyone on its behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Table of Contents

President's Letter                                                          2

Economy and Market In Review                                                3

Portfolio Perspective
       AAL Variable Product Small Company Stock Portfolio                   4
       AAL Variable Product International Stock Portfolio                   6
       AAL Variable Product Large Company Stock Portfolio                   8
       AAL Variable Product Balanced Portfolio                             10
       AAL Variable Product High Yield Bond Portfolio                      12
       AAL Variable Product Bond Portfolio                                 14
       AAL Variable Product Money Market Portfolio                         16

Schedule of Investments
       AAL Variable Product Small Company Stock Portfolio                  18
       AAL Variable Product International Stock Portfolio                  26
       AAL Variable Product Large Company Stock Portfolio                  29
       AAL Variable Product Balanced Portfolio                             36
       AAL Variable Product High Yield Bond Portfolio                      52
       AAL Variable Product Bond Portfolio                                 56
       AAL Variable Product Money Market Portfolio                         62

Statements of Assets and Liabilities
       AAL Variable Product Series Fund, Inc.                              64
       AAL Variable Annuity Account I                                      81
       AAL Variable Annuity Account II                                     91
       AAL Variable Life Account I                                        101

Statement of Operations
       AAL Variable Product Series Fund, Inc.                              66
       AAL Variable Annuity Account I                                      82
       AAL Variable Annuity Account II                                     92
       AAL Variable Life Account I                                        102

Statement of Changes in Net Assets
       AAL Variable Product Series Fund, Inc.                              68
       AAL Variable Annuity Account I                                      84
       AAL Variable Annuity Account II                                     94
       AAL Variable Life Account I                                        104

Notes to Financial Statements
       AAL Variable Product Series Fund, Inc.                              71
       AAL Variable Annuity Account I                                      86
       AAL Variable Annuity Account II                                     96
       AAL Variable Life Account I                                        106

Financial Highlights                                                       75

Report of Independent Accountants
       AAL Variable Products Series Fund, Inc.                             80
       AAL Variable Annuity Account I                                      90
       AAL Variable Annuity Account II                                    100
       AAL Variable Life Account I                                        110

A Note on Forward-Looking Statements                                      111

Glossary of Terms                                                         111

Dear Member:

We are pleased to provide you with the annual report for the AAL Variable Product Series Fund, Inc., the underlying investment for the AAL Flexible Premium Deferred Variable Annuity, the AAL Single Premium Immediate Variable Annuity, and the AAL Variable Universal Life products. Specific details on the performance, holdings and financial information for the Fund’s Portfolios are outlined on the following pages.

Variable annuity and variable life insurance certificates are products that can help you attain your financial goals. The products offer flexibility, insurance protection and a variety of investment choices. These factors are important when planning to meet your goals. Because goals often change throughout our lifetime, it is important to annually review your financial situation. The financial information in this report can help you with your review.

Our goal is to offer portfolios designed to provide competitive returns across a broad range of investment solutions. Beginning March 1, 2001, we are adding the following seven new portfolios to meet your investment needs:

  AAL Technology Stock
  AAL Mid Cap Index
  AAL Aggressive Growth
  AAL Capital Growth
  AAL Small Cap Stock
  AAL Equity Income
  AAL Mid Cap Stock

Our new broad range of investments allow you to diversify your assets and to take advantage of specific market opportunities in an ever changing environment. While the financial markets continue to change, our goal remains the same. We want to help you meet your financial goals in the months and years ahead.

We would like to thank you for your continued confidence in AAL. We look forward to serving you and encourage you to take advantage of all the products and services we offer Lutherans and their families. If you have questions regarding your variable annuity or variable universal life certificate, please contact your AAL representative or call the AAL Customer Service Center at (800) 225-5225.

Best regards,

/s/ Robert G. Same

Robert G. Same
Vice President
Aid Association for Lutherans
President
AAL Variable Products Series Fund, Inc.

The Economy and
Markets in Review

The economy and the financial markets were on a roller coaster ride for most of 2000. U.S. Gross Domestic Product (GDP) grew at a 3.5% rate for the year 2000, a significant decline from the 5% growth rate in 1999. This slowdown in the economy has been orchestrated by the Federal Reserve Board (Fed) as they had been operating under a restrictive monetary policy during much of 1999 and 2000.

With the current economic slowdown in place, the Fed held the federal funds target interest rate steady at 6.50% for the last half of the year. To avoid a hard economic decline, the Fed began lowering rates in early 2001.

Like the economy, the equity markets have experienced tremendous volatility in 2000. After years of outstanding performance, large cap stocks have struggled in 2000. The S&P 500 Index, a good proxy for the large cap market, had a negative return of 9.11% for the year. This should be of no surprise given the 28.56% annual return experienced by the S&P 500 over the previous five calendar years. Within the large cap universe, however, the value-oriented stocks performed better than growth stocks. The value portion of the S&P 500 stocks was up 6.08%, while the growth portion of the S&P 500 universe was down 22.08%.

Since the beginning of 2000, small cap stocks have outperformed large cap stocks. The good performance of the small cap markets can be seen in the S&P 600 SmallCap Index, which returned 11.80% for the year 2000.

Technology stocks were challenged during the later part of 2000 due to a slowing economy and risk aversion by investors. Concerns about a worldwide economic slowdown and expectations of lower spending by business on technology infrastructure sent technology investors to the sidelines. The NASDAQ Composite, an index with a large technology component, declined by 39.29% in 2000.

International markets have had a difficult year in 2000. The Europe, Australasia and Far East Index(EAFE), the primary foreign market benchmark, was down 14.17% during 2000. Major factors have been slowing growth in various countries and a weak currency in the European countries.

This year has been a positive environment for quality bonds. Interest rates have generally declined over the last six months, which have led to positive returns for bonds. The Lehman Aggregate Bond Index posted a return of 11.63%. Investment grade bonds in both the taxable and tax-exempt markets have done well, while the high-yield bond market has struggled.

The past several years have been periods of significant economic growth and generally strong equity markets. Slower economic growth and volatile markets will highlight the need for skilled professional investment managers. It will also be a time for everyone to carefully review their allocation of assets to be assured that it is meeting their risk tolerance and long-term financial goals.

/s/ James H. Abitz

James H. Abitz
Chief Investment Officer

Small Company Stock Portfolio

The Small Company Stock Portfolio was up 11.23% for 2000. This return compared favorably to the S&P 600 Small Cap Index return of 11.80% for the same period. The difference between the Portfolio and the Index is due to expenses, cash and transaction costs. Expenses represented 0.38 of 1% of the difference, and the balance was cash and transaction costs.

We utilize a full-replication approach to match the performance of our benchmark, the S&P 600 Index. We purchase all of the securities in the benchmark in the same percentage these securities are represented in the benchmark. Therefore, the Portfolio holds 600 securities, the same number as the S&P 600 Index. Throughout 2000, the Portfolio was at least 98% invested at all times. We held some cash to minimize transaction costs and to be prepared for any changes that may happen in the benchmark.

While investors could be characterized as risk takers in 1999, risk aversion was the theme in 2000. Several Fed interest rate increases and rising oil prices made many investors worry that a sustained worldwide economic slowdown may be on the horizon. These fears caused many investors to sell their higher risk investments, such as technology and telecommunication companies, and reinvest their money in health care and energy companies.

Health care was considered a safe haven, as consumers allocated dollars to health care even in a slowing economy. Energy companies were also excellent investments in 2000, as oil and natural gas prices soared. The companies drilling for and providing these resources benefited from price increases. Finally, financial companies rallied at year-end, as the combination of low valuations and growing expectations that the Fed would cut interest rates attracted investors. In response, the Portfolio’s technology holdings were down over 23%, the energy, health care and financial sectors were up 77%, 76% and 57%, respectively.

Some of the best contributors to the Portfolio’s performance were health care, financial and energy companies. However, surprisingly, two of the top five contributors to the Portfolio’s performance were technology companies, Mercury Interactive and International Rectifier, up 64.9% and 142%, respectively. Vertex Pharmaceutical and Protein Design Labs were the Portfolio’s top performers. Vertex Pharmaceutical was up 441.7% over its price at the start of the period, while Protein Design Labs was up 300.1%.

/s/Brian J. Flanagan

Brian J. Flanagan
Portfolio Manager

Small cap funds may involve more risks because they tend to be more volatile than other securities.

Value of a $10,000 Investment

                     Small Company
                    Stock Portfolio             S&P 600
Date                     Value                   Value
06/14/95               10,000.00               10,000.00
06/30/95               10,110.07               10,159.02
07/31/95               10,694.66               10,935.78
08/31/95               10,900.04               11,172.87
09/30/95               10,980.30               11,458.11
10/31/95               10,495.50               10,892.42
11/30/95               10,892.26               11,323.44
12/31/95               11,070.35               11,510.27
01/31/96               11,035.13               11,535.25
02/29/96               11,309.20               11,912.80
03/31/96               11,654.29               12,168.21
04/30/96               12,285.49               12,866.91
05/31/96               12,612.84               13,324.20
06/30/96               12,046.53               12,801.76
07/31/96               11,090.93               11,920.99
08/31/96               11,734.05               12,657.35
09/30/96               12,243.16               13,212.51
10/31/96               12,187.36               13,121.08
11/30/96               12,832.31               13,802.58
12/31/96               13,084.10               13,964.21
01/31/97               13,505.65               14,196.44
02/28/97               13,499.36               13,902.71
03/31/97               12,968.33               13,189.09
04/30/97               13,172.32               13,350.65
05/31/97               14,306.55               14,918.69
06/30/97               14,779.01               15,578.09
07/31/97               16,040.99               16,557.49
08/31/97               16,348.23               16,974.41
09/30/97               17,325.17               18,096.92
10/31/97               16,477.85               17,315.86
11/30/97               16,313.03               17,189.45
12/31/97               16,402.76               17,536.51
01/31/98               16,373.00               17,194.55
02/28/98               17,785.34               18,760.63
03/31/98               18,457.36               19,477.10
04/30/98               18,560.07               19,591.82
05/31/98               17,585.14               18,554.62
06/30/98               17,627.17               18,609.18
07/31/98               16,282.14               17,185.39
08/31/98               13,162.28               13,868.26
09/30/98               13,966.33               14,717.69
10/31/98               14,624.84               15,401.18
11/30/98               15,441.86               16,267.96
12/31/98               16,425.02               17,307.65
01/31/99               16,227.13               17,090.44
02/28/99               14,764.64               15,550.08
03/31/99               14,946.17               15,750.83
04/30/99               15,943.46               16,791.49
05/31/99               16,324.21               17,200.19
06/30/99               17,249.36               18,179.23
07/31/99               17,091.35               18,018.70
08/31/99               16,344.96               17,225.88
09/30/99               16,403.50               17,298.75
10/31/99               16,367.64               17,255.33
11/30/99               17,043.05               17,976.77
12/31/99               18,427.61               19,454.64
01/31/00               17,855.79               18,851.74
02/29/00               20,222.35               21,376.37
03/31/00               19,475.27               20,586.08
04/30/00               19,130.26               20,233.24
05/31/00               18,551.78               19,633.52
06/30/00               19,636.64               20,794.45
07/31/00               19,151.41               20,283.95
08/31/00               20,838.61               22,081.92
09/30/00               20,270.37               21,480.63
10/31/00               20,402.22               21,615.10
11/30/00               18,297.37               19,364.75
12/31/00               20,496.55               21,750.29

*An unmanaged index comprised of 600 stocks designed to represent performance of the small-cap segment of the U.S. equity markets. “S&P SmallCap 600 Index” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AAL Capital Management Corporation (AALCMC). This product is not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in the product.

                                             Average Annual Total Returns/1/
                                                As of December 31, 2000
                                                                  From     Inception
                                              1-Year   5-Year   Inception    Date
Fund Portfolio/2/                             11.23%   13.11%     13.81%    6/14/95
Deferred Variable Annuity Subaccount/3/        9.85%   11.70%     12.32%    6/15/95
SEC Deferred Variable Annuity Subaccount/3/    2.93%   11.09%     11.96%    6/15/95
Single Premium Immediate Variable Annuity/4/   9.85%    N/A       12.64%     8/2/99
Variable Universal Life Subaccount/5/          6.58%    N/A        2.28%    5/15/98

Past performance is not an indication of future results.

_____________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.35% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence, the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

International Stock Portfolio

As the year 2000 came to an end, equity markets struggled in an uncertain economic environment. Softening U.S. economic data fueled fears of a global slowdown. European growth began to look more attractive, as the euro staged a spirited rally from depressed levels. However, these European economic improvements were not enough to overcome the concerns about the slowing global economy. The EAFE (Europe, Australasia and Far East) Index fell 2.68% during the fourth quarter and 14.17% for the full year. The Portfolio’s return for the year also fell 17.13%.

The Portfolio’s overweight in the telecom sector was primarily responsible for its under performance in 2000. The tightening monetary policies of the world’s central banks reduced liquidity substantially, causing activity in the lending and equity IPO markets to dry up. Telecom companies like KPN and NTT, who had large new blocks of shares to sell to the market, had difficulty placing those shares. Stock prices throughout the sector suffered. Dutch phone company KPN fell 50.3% in the fourth quarter, while Japan’s NTT dropped 22.4%. When it became clear that telecom companies would have difficulty raising debt or equity funds to build out their new networks, telecom equipment companies suffered due to the expectation of lower capital expenditures. Canada Nortel lost 46.5%, and Japanese component manufacturer Rohm fell 27% during the quarter. The prospect of lower interest rates, narrowing bond spreads and easier credit in 2001, should diminish investor concerns over access to crucial financing. The heavy trading in 2000 has left many companies in the telecom sector selling at valuations which do not adequately reflect the potential for long-term earnings gains in the industry. Consequently, we will continue to invest in the telecommunications area.

In the fourth quarter, the upheaval in telecom stocks overshadowed strong returns in the Portfolio’s more defensive holdings, such as consumer staples, insurance companies and pharmaceuticals. In the consumer staples area, Unilever, 26%, turned in outstanding performance while Reed International, 30.4%, kept pace in the publishing arena. In Germany, insurance companies Allianz, 7.9% and Munich Re, 12.9% benefited from falling interest rates and favorable prospects for growth in the mutual fund business. Finally, in the pharmaceutical area, Aventis, 9.9%, and Novartis, 11.6%, were rewarded for the non-cyclical nature of their businesses and advanced in a declining market. These sectors reflected investor desires for high reliability of earnings in an uncertain environment.

We believe the Fed’s bold interest rate cut of 50 basis points in January, 2001, represents an important inflection point for equity markets. The Fed’s aggressive, pre-emptive move to lower rates between meetings signals the beginning of an easing cycle that will successfully reliquify the global financial system. In 2001, markets should be further cheered by economic fundamentals in Europe, where the consumer at long last appears able to pick up some economic slack. Consumers will be buoyed by significant tax cuts across Europe this year, among the largest in the post-war period. We anticipate that this outlook will induce investors to look beyond the trough in GDP growth and corporate earnings. Recently, we have begun to shift the portfolio towards more economically and interest-rate sensitive stocks.

/s/ Kathleen M. Harris

Kathleen M. Harris
Portfolio Manager

/s/ L. Sean Roche

L. Sean Roche
Portfolio Manager

Foreign investments involve additional risks, including curency fluctuations and greater political, economic and market instability, as compared with domestic investments.

Value of a $10,000 Investment

                 International        EAFE
Date            Portfolio Value    Index Value*
03/02/98          10,000.00        10,000.00
03/31/98          10,410.00        10,307.92
04/30/98          10,610.00        10,389.51
05/31/98          10,840.00        10,339.08
06/30/98          10,950.00        10,417.34
07/31/98          11,290.00        10,522.95
08/31/98           9,840.00         9,219.27
09/30/98           9,390.00         8,936.62
10/31/98          10,070.00         9,868.17
11/30/98          10,730.00        10,373.73
12/31/98          11,040.74        10,782.97
01/31/99          11,520.77        10,751.13
02/28/99          11,170.75        10,494.91
03/31/99          11,340.76        10,932.99
04/30/99          11,790.79        11,375.98
05/31/99          11,400.77        10,790.13
06/30/99          11,780.79        11,210.81
07/31/99          12,110.81        11,544.03
08/31/99          12,460.84        11,586.18
09/30/99          12,610.85        11,702.81
10/31/99          13,080.88        12,141.15
11/30/99          13,870.93        12,563.00
12/31/99          15,622.23        13,690.55
01/31/00          15,136.56        12,820.67
02/29/00          16,229.31        13,165.80
03/31/00          16,188.84        13,676.16
04/30/00          14,812.79        12,956.48
05/31/00          14,337.24        12,640.03
06/30/00          14,994.91        13,134.35
07/31/00          14,408.07        12,583.70
08/31/00          14,681.25        12,692.92
09/30/00          13,841.46        12,074.88
10/31/00          13,335.56        11,789.65
11/30/00          12,647.53        11,347.53
12/31/00          12,945.69        11,750.87

* The Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) is a stock index designed to measure the investment returns of the developed countries outside of North America. The Index currently includes stocks from 21 countries.

                                             Average Annual Total Returns/1/
                                                As of December 31, 2000

                                                             From      Inception
                                                1-Year     Inception     Date
Fund Portfolio/2/                              (17.13)%     9.55%       3/2/98
Deferred Variable Annuity Subaccount/3/        (18.16)%     8.20%       3/3/98
SEC Deferred Variable Annuity Subaccount/3/    (23.32)%     6.45%       3/3/98
Single Premium Immediate Variable Annuity/4/   (18.16)%     3.84%       8/2/99
Variable Universal Life Subaccount/5/          (20.64)%     4.75%      5/15/98

Past performance is not an indication of future results.

__________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.80% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.80% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.80% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.80% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence, the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

Large Company Stock Portfolio

The Portfolio declined in value during 2000 but outperformed its benchmark, the S&P 500 Index. The gross return of negative 8.89% exceeded the S&P 500 Index return of negative 9.11%. The relative return benefited from a larger than normal cash position in the Portfolio, which was a defensive strategy in response to declining nature of the stock market. The size of this benefit was muted, however, by the relatively slow rate of cash flow into the Portfolio during the year, which reduced the Portfolio’s ability to accumulate cash. After expenses, the return was negative 9.18%, still very close to the Index return.

After one of the most robust five-year periods in its history (1995 through 1999), during which the S&P 500 Index was up more than 20% each year and more than tripled in value, the year 2000 marked an end to the strong trend. The S&P 500 Index had its first negative return since 1990 while other indices, most notably the broad NASDAQ Index of smaller capitalization stocks, were down much more significantly. The performance was the result of a pair of factors. First, the Fed raised short-term interest rates aggressively during the first half of the year in an effort to rein in an economy that was starting to hit the limits of its productive capacity. Second, the large capitalization stocks were over valued early in the year, with the S&P 500 Index selling at a price of about 28 to 30 times earnings compared to a long-term average ratio of about 14 to 15 times. Many technology stocks were selling at over 100 times earnings. Large capitalization stocks declined more than the mid cap stocks in the S&P 400 Index and the small cap stocks in the S&P 600 Index. This was likely due to the higher valuation that large capitalization stocks achieved over the past several years as investors were focused inordinately on the fifty largest names in the S&P 500 Index. With cheaper valuations and superior long-term growth prospects, investors gravitated back to mid and small cap stocks in 2000.

The top performing sector during the year 2000 was the utilities sector. The performance was driven by low interest rates, which benefit higher yielding securities, and improve profits. Profits improved due to growing unregulated businesses at many utilities. Health care was the second strongest sector as investors were attracted to the “defensive” characteristics of the group. As the year unfolded, there was increasing concern over the slowing economy which produced a heightened interest in companies which have earnings with low economic sensitivity. The financial and energy sectors also had very positive performances.

Poor performing sectors included technology and communications services. The interest at the beginning of the year produced a bubble of enthusiasm that took virtually all stocks in the technology sector to valuation levels that were unsustainable in even the best environment. When the fundamentals started to deteriorate in the second half of the year with earnings disappointments and order slowdowns, the stocks were vulnerable to major price corrections, and that is what occurred.

In the communications sector, the wireless company stocks were victimized by the technology euphoria and correction, while the long distance carriers were caught in a deteriorating pricing environment that persisted through the year. Consumer cyclicals and basic materials also did poorly as global economies and consumer spending slowed down.

/s/ David J. Schnarsky

David J. Schnarsky
Portfolio Manager

Value of a $10,000 Investment

Date             Large Company       S&P
                 Stock Portfolio   500 Value*
                      Value
06/14/95          10,000.00        10,000.00
06/30/95          10,190.02        10,162.74
07/31/95          10,521.32        10,499.74
08/31/95          10,544.42        10,526.09
09/30/95          10,993.27        10,970.29
10/31/95          10,947.97        10,931.13
11/30/95          11,423.28        11,411.00
12/31/95          11,638.63        11,630.78
01/31/96          12,033.08        12,026.69
02/29/96          12,144.27        12,138.18
03/31/96          12,253.65        12,255.07
04/30/96          12,438.43        12,435.71
05/31/96          12,753.33        12,756.43
06/30/96          12,793.10        12,805.03
07/31/96          12,236.19        12,239.30
08/31/96          12,484.20        12,497.43
09/30/96          13,181.09        13,200.78
10/31/96          13,543.00        13,564.86
11/30/96          14,510.47        14,590.23
12/31/96          14,254.38        14,301.20
01/31/97          15,136.66        15,194.74
02/28/97          15,254.07        15,313.86
03/31/97          14,633.96        14,684.62
04/30/97          15,496.63        15,561.29
05/31/97          16,426.36        16,508.66
06/30/97          17,150.16        17,248.25
07/31/97          18,503.94        18,620.69
08/31/97          17,469.03        17,577.56
09/30/97          18,395.93        18,540.28
10/31/97          17,784.63        17,921.04
11/30/97          18,519.60        18,750.60
12/31/97          18,900.26        19,072.55
01/31/98          19,106.39        19,283.49
02/28/98          20,462.17        20,674.22
03/31/98          21,500.11        21,732.94
04/30/98          21,701.77        21,951.58
05/31/98          21,322.57        21,574.23
06/30/98          22,182.55        22,450.58
07/31/98          21,944.45        22,211.48
08/31/98          18,821.53        19,000.14
09/30/98          20,002.88        20,217.29
10/31/98          21,633.91        21,861.77
11/30/98          22,936.94        23,186.81
12/31/98          24,259.71        24,522.83
01/31/99          25,264.09        25,548.38
02/28/99          24,482.94        24,754.33
03/31/99          25,438.47        25,744.75
04/30/99          26,406.67        26,741.85
05/31/99          25,775.24        26,110.47
06/30/99          27,189.31        27,559.60
07/31/99          26,342.83        26,699.19
08/31/99          26,222.38        26,567.03
09/30/99          25,508.14        25,838.83
10/31/99          27,093.30        27,473.91
11/30/99          27,633.30        28,032.45
12/31/99          29,236.74        29,683.57
01/31/00          27,790.25        28,192.26
02/29/00          27,233.71        27,658.58
03/31/00          29,870.82        30,364.42
04/30/00          28,997.18        29,450.76
05/31/00          28,421.75        28,846.43
06/30/00          29,100.79        29,557.49
07/31/00          28,663.21        29,095.51
08/31/00          30,422.93        30,902.63
09/30/00          28,823.40        29,271.28
10/31/00          28,688.05        29,147.46
11/30/00          26,430.34        26,849.48
12/31/00          26,553.25        26,980.77

_____________

*	An unmanaged index comprised of 500 common stocks representative of the large cap segment of the U.S. equity markets. “S&P 500" Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by AALCMC. The product is not sponsored, endorsed, sold or promoted by Standard &Poor’s. Standard &Poor’s makes no representation regarding the advisability of investing in the product.

                                                Average Annual Total Returns/1/
                                                   As of December 31, 2000

                                                                       From      Inception
                                                1-Year     5-Year    Inception     Date
Fund Portfolio/2/                              (9.18)%    17.94%      19.25%     6/14/95
Deferred Variable Annuity Subaccount/3/       (10.30)%    16.47%      17.71%     6/15/95
SEC Deferred Variable Annuity Subaccount/3/   (15.95)%    15.83%      17.33%     6/15/95
Single Premium Immediate Variable Annuity/4/  (10.30)%      N/A       (0.65)%     8/2/99
Variable Universal Life Subaccount/5/         (13.01)%      N/A        5.55%     5/15/98

Past performance is not an indication of future results.

__________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of an annual management fee (maximum of 0.35%), but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the deduction of an annual management fee (maximum of 0.35%) of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the deduction of an annual management fee (maximum of 0.35%) of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the deduction of an annual management fee (maximum of 0.35%) of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence, the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

Balanced Portfolio

The Balanced Portfolio invests in large cap stocks, investment grade bonds and money market securities. The stock portion of the Portfolio owns all 500 stocks in the S&P 500 Index in the same weighting that they represent in the S&P 500 Index. The bond portion of the Portfolio is invested in a well-diversified sample of securities that approximate the key characteristics (sector weightings, maturity, credit quality distribution, yield curve exposure, and coupon rates) of the Lehman Aggregate Bond Index. The money market portion of the Portfolio is invested in high quality commercial paper.

The Portfolio’s performance in 2000 closely approximated the performance of a blended portfolio, consisting of 55% S&P 500 Index, 35% Lehman Aggregate Bond Index, and 10% Salomon Brothers Short-Term Index. The weighting of each of the three components of the Portfolio were maintained throughout the year in the 53% to 57% range for stocks, 33% to 37% range for bonds, and 8% to 12% range for commercial paper.

Overall, Portfolio performance was slightly down for the year with a return of negative 0.67%. The Portfolio benefited from the investments in bonds and commercial paper, which posted positive returns, but was hindered by its stock exposure, which posted negative returns. The Lehman Aggregate Bond Index and the Salomon Brothers Short-Term Index posted positive returns for the year, while the S&P 500 Index return was negative. The Lehman Aggregate Bond Index had a return of 11.63%, the Salomon Brothers Short-Term Index was up 5.65%, and the S&P 500 was down 9.11%.

Bond and equity market performance was affected by the U.S. economic environment. The Federal Reserve Open Market Committee (FOMC) took action early in the year to raise the federal funds rate by 1.0% in response to an overheated stock market and concerns about an increase in the rate of inflation. The U.S. stock market had a difficult year, with the NASDAQ Composite Index declining by more than 39%, and the S&P 500 down by more than 9%. The stock market correction combined with expectations of a slowing U.S economy resulted in a significant decline in interest rates and good performance for the U.S. investment grade bond market. A contraction in the supply of Treasury securities resulting from U.S. budget surpluses stimulated the decline in long-term Treasury interest rates early in the year, and the bond market rally continued as the year progressed and the expectation of a U.S. economic slowdown became a reality.

/s/ Reginald L. Pfeifer

Reginald L. Pfeifer
Portfolio Manager

Value of a $10,000 Investment

               Balanced         S&P      Lehman Brothers*
               Portfolio        500**      Aggr. Bond
Date            Value          Value         Value
06/14/95      10,000.00      10,000.00     10,000.00
06/30/95      10,107.03      10,162.74      9,987.90
07/31/95      10,295.35      10,499.74      9,965.62
08/31/95      10,350.66      10,526.09     10,085.80
09/30/95      10,634.88      10,970.29     10,184.04
10/31/95      10,678.32      10,931.13     10,316.43
11/30/95      10,977.44      11,411.00     10,470.97
12/31/95      11,145.53      11,630.78     10,617.98
01/31/96      11,378.40      12,026.69     10,688.38
02/29/96      11,372.13      12,138.18     10,502.62
03/31/96      11,393.63      12,255.07     10,429.62
04/30/96      11,465.65      12,435.71     10,371.01
05/31/96      11,618.25      12,756.43     10,349.95
06/30/96      11,695.00      12,805.03     10,488.95
07/31/96      11,429.30      12,239.30     10,517.69
08/31/96      11,549.92      12,497.43     10,500.13
09/30/96      11,983.70      13,200.78     10,682.94
10/31/96      12,261.69      13,564.86     10,919.67
11/30/96      12,803.24      14,590.23     11,106.72
12/31/96      12,666.29      14,301.20     11,003.43
01/31/97      13,111.18      15,194.74     11,037.10
02/28/97      13,183.24      15,313.86     11,064.47
03/31/97      12,848.42      14,684.62     10,941.88
04/30/97      13,336.77      15,561.29     11,105.79
05/31/97      13,820.06      16,508.66     11,210.74
06/30/97      14,225.12      17,248.25     11,343.81
07/31/97      14,998.94      18,620.69     11,649.53
08/31/97      14,480.11      17,577.56     11,550.27
09/30/97      15,001.28      18,540.28     11,720.64
10/31/97      14,803.71      17,921.04     11,890.71
11/30/97      15,171.11      18,750.60     11,945.40
12/31/97      15,415.64      19,072.55     12,065.57
01/31/98      15,583.41      19,283.49     12,220.50
02/28/98      16,189.40      20,674.22     12,211.33
03/31/98      16,667.14      21,732.94     12,253.34
04/30/98      16,799.21      21,951.58     12,317.30
05/31/98      16,703.72      21,574.23     12,434.07
06/30/98      17,130.67      22,450.58     12,539.51
07/31/98      17,040.96      22,211.48     12,566.09
08/31/98      15,800.38      19,000.14     12,770.67
09/30/98      16,475.90      20,217.29     13,069.63
10/31/98      17,193.64      21,861.77     13,000.62
11/30/98      17,790.79      23,186.81     13,074.21
12/31/98      18,386.59      24,522.83     13,113.56
01/31/99      18,841.63      25,548.38     13,207.19
02/28/99      18,405.37      24,754.33     12,976.59
03/31/99      18,839.99      25,744.75     13,048.61
04/30/99      19,256.22      26,741.85     13,089.98
05/31/99      18,938.07      26,110.47     12,975.31
06/30/99      19,494.89      27,559.60     12,933.92
07/31/99      19,146.09      26,699.19     12,878.95
08/31/99      19,108.47      26,567.03     12,872.38
09/30/99      18,907.78      25,838.83     13,021.70
10/31/99      19,586.44      27,473.91     13,069.75
11/30/99      19,810.64      28,032.45     13,068.83
12/31/99      20,408.99      29,683.57     13,005.84
01/31/00      19,822.46      28,192.26     12,963.31
02/29/00      19,712.83      27,658.58     13,120.04
03/31/00      20,815.36      30,364.42     13,292.83
04/30/00      20,522.18      29,450.76     13,254.95
05/31/00      20,291.45      28,846.43     13,248.85
06/30/00      20,710.20      29,557.49     13,524.42
07/31/00      20,603.65      29,095.51     13,647.23
08/31/00      21,415.80      30,902.63     13,845.11
09/30/00      20,847.23      29,271.28     13,932.20
10/31/00      20,844.15      29,147.46     14,024.29
11/30/00      20,075.12      26,849.48     14,253.73
12/31/00      20,272.93      26,980.77     14,518.13

______________

*	An unmanaged index that encompasses four major classes of fixed-income securities in the United States: U. S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

**	An unmanaged index comprised of 500 common stocks representative of the large cap segment of the U.S. equity markets. “S&P 500" is a trademark of the McGraw Hill Companies, Inc. and has been licensed for use by AALCMC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s. Standard & Poor’s makes no representation regarding the advisability of investing in the product.

                                               Average Annual Total Returns/1/
                                                  As of December 31, 2000

                                                                    From      Inception
                                              1-Year     5-Year    Inception    Date
Fund Portfolio/2/                             (0.67)%   12.71%     13.58%     6/14/95
Deferred Variable Annuity Subaccount/3/       (1.90)%   11.31%     12.16%     6/15/95
SEC Deferred Variable Annuity Subaccount/3/   (8.08)%   10.70%     11.79%     6/15/95
Single Premium Immediate Variable Annuity/4/  (1.90)%     N/A       2.84%      8/2/99
Variable Universal Life Subaccount/5/         (4.84)%     N/A       4.90%     5/15/98

Past performance is not an indication of future results.

__________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of an annual management fee (maximum 0.35%), but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the deduction of an annual management fee (maximum 0.35%) of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the deduction of an annual management fee (maximum 0.35%) of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the deduction of an annual management fee (maximum 0.35%) of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence, the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

High Yield Bond Portfolio

The year 2000 was difficult for the high yield market, as it significantly underperformed higher quality bonds such as treasuries and mortgages. The returns of the benchmark indices were indicative of this disparity. The Merrill Lynch High Yield Bond Master Index return was a negative 3.79% compared to positive 11.63% for the Lehman Aggregate Bond Index. The poor performance was motivated by deteriorating domestic credit fundamentals, a weak NASDAQ, negative mutual fund flows and a reduction of investors’ general tolerance for risk.

For the year ending December 31, 2000, the Fund posted a total return of negative 1.46% versus negative 6.68% for the Lipper Variable Products High Yield Bond Peer Group median and negative 3.79% for the Merrill Lynch High Yield Bond Master Index. The Portfolio’s strategy of increasing average credit quality was a strong positive, particularly in the second half of the year when lower quality credits dramatically underperformed. Industry weighting decisions were also positive for relative performance as the strategy of underweighting heavy cyclical industries such as basic materials, automotive and retail added value as the U.S. economy began to slow. Overweighting steady cash flow producers such as utilities and energy also boosted returns as higher energy prices produced a broad-based rally in these sectors. However, overweighting the telecommunications industry detracted from results. Telecommunications, the high yield’s largest sector, lagged as investors became more risk averse and excessive growth expectations were reduced. The Portfolio avoided lower rated telecommunication companies, which helped limit the negative effects on performance.

Although the market rebounded modestly in December, we will continue to position the Portfolio conservatively relative to the broader market. Yield spreads remain at historic highs, however for many securities this is an indication of distress rather than value. In addition, a slowing U.S. economy will continue to put downward pressure on corporate profit margins and result in more earnings disappointments in 2001. Recent Fed action to lower interest rates has reduced the expectations of a “hard landing”for the U.S. economy and produced a cautiously optimistic outlook for the high yield market. Individual credit selection will be critical as increased technological innovation has created an extremely competitive environment where some companies will succeed and many will fail.

Industry weighting decisions will reflect a bias toward stable cash flow producers and an emphasis on cable operators, as these companies have displayed strong pricing power. The Portfolio will continue to underweight cyclical industries such as retail, autos and basic materials, as the economy will continue to slow. Industries such as paging and technology will also be avoided. We will continue to overweight the telecommunications sector, with an emphasis on local exchange carriers, wireless and data transfer companies. The Portfolio’s duration will remain slightly below the benchmark, however, we will look for opportunities to extend as market conditions improve.

/s/ Benjamin L.Trosky

Benjamin L.Trosky
Portfolio Manager

High yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

Value of a $10,000 Investment

               High Yield     Merrill Lynch
             Bond Portfolio     High Yield
Date              Value       Bond Idx Value*
03/02/98       10,000.00        10,000.00
03/31/98       10,090.00        10,097.10
04/30/98       10,139.37        10,145.06
05/31/98       10,168.85        10,215.67
06/30/98       10,218.87        10,266.24
07/31/98       10,265.11        10,324.76
08/31/98        9,538.89         9,879.23
09/30/98        9,475.07         9,898.99
10/31/98        9,224.32         9,736.45
11/30/98        9,710.21        10,179.85
12/31/98        9,674.88        10,183.21
01/31/99        9,802.69        10,283.92
02/28/99        9,645.65        10,205.45
03/31/99        9,689.70        10,293.42
04/30/99        9,828.09        10,454.41
05/31/99        9,668.12        10,381.86
06/30/99        9,627.66        10,362.34
07/31/99        9,629.74        10,377.57
08/31/99        9,488.46        10,272.24
09/30/99        9,328.23        10,232.80
10/31/99        9,078.84        10,172.93
11/30/99        9,155.37        10,289.31
12/31/99        9,244.66        10,343.33
01/31/00        9,228.82        10,292.03
02/29/00        9,284.36        10,300.88
03/31/00        9,126.00        10,156.87
04/30/00        9,147.25        10,160.43
05/31/00        9,014.97        10,048.56
06/30/00        9,171.22        10,220.59
07/31/00        9,100.09        10,294.28
08/31/00        9,247.39        10,419.98
09/30/00        9,168.70        10,359.12
10/31/00        9,004.83        10,055.19
11/30/00        8,788.13         9,740.16
12/31/00        9,109.36         9,951.42

* An unmanaged index comprised of over 900 cash-pay high yield bonds representative of the high-yield market as a whole.

                                              Average Annual Total Returns/1/
                                                 As of December 31, 2000

                                                           From        Inception
                                               1-Year    Inception       Date
Fund Portfolio/2/                              (1.46)%    (3.24)%       3/2/98
Deferred Variable Annuity Subaccount/3/        (2.68)%    (4.45)%       3/3/98
SEC Deferred Variable Annuity Subaccount/3/    (8.81)%    (5.99)%       3/3/98
Single Premium Immediate Variable Annuity/4/   (2.68)%    (5.05)%       8/2/99
Variable Universal Life Subaccount/5/          (5.61)%    (6.34)%      5/15/98

Past performance is not an indication of future results.

__________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.40% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.40% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.40% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.40% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

Bond Portfolio

For the year 2000, the Portfolio’s performance closely tracked the performance of the Lehman Aggregate Bond Index. The Portfolio produced a net return 11.45% which was comparable to the Index return of 11.63% for the year.

The Portfolio is invested in a well-diversified sample of securities that replicate the key characteristics (sector weightings, maturity, credit quality distributions, yield curve exposure, and coupon rates) of the Lehman Aggregate Bond Index. Within each sector, the Portfolio is invested in securities that offered attractive return potential relative to their risk. In seeking to achieve Index results, the Portfolio maintains adequate exposure to the largest corporate issuers in the Index.

Bond returns improved significantly from 1999 and outpaced U.S. equity returns by a significant margin. Longer maturity securities and higher quality sectors, such as Treasuries and Agencies, produced the best returns in the portfolio in 2000, while the performance of corporate bonds lagged. As a result of the steep decline in interest rates over the course of the year, the overall bond market was able to generate double digit return. Bond prices rise in value when interest rates fall.

The decline in interest rates resulted from a slowing U.S. economy with continued low inflation, weak stock markets, and a reduction in the supply of Treasury securities. During the first six months of the year, the Federal Reserve Open Market Committee(FOMC) was concerned about a rapidly growing economy and the risk of rising inflation. As a result, the FOMC action by raising the federal funds rate 1.0 percentage point. By mid-year, weaker economic activity suggested that these actions were successful in slowing the growth rate of the economy. Bond investor expectations of a slowing economy and continued low inflation resulted in a significant decline in interest rates over the second half of the year. A contraction in the supply of Treasury securities resulting from U.S. budget surpluses also contributed to the decline in interest rates throughout the year.

As a result of the decline in interest rates and the expectation of a slowing U.S. economy, bonds were an excellent investment during 2000. This allowed the Bond Portfolio to perform very well.

/s/ R. Jerry Scheel

R. Jerry Scheel
Portfolio Manager

Value of a $10,000 Investment

                    Bond               Lehman
                  Portfolio           Aggregate
Date               Value             Bond Value*
06/14/95         10,000.00           10,000.00
06/30/95          9,988.08            9,987.90
07/31/95          9,956.09            9,965.62
08/31/95         10,072.09           10,085.80
09/30/95         10,163.54           10,184.04
10/31/95         10,308.20           10,316.43
11/30/95         10,446.62           10,470.97
12/31/95         10,580.52           10,617.98
01/31/96         10,651.98           10,688.38
02/29/96         10,462.80           10,502.62
03/31/96         10,387.77           10,429.62
04/30/96         10,328.89           10,371.01
05/31/96         10,308.68           10,349.95
06/30/96         10,426.74           10,488.95
07/31/96         10,453.57           10,517.69
08/31/96         10,424.33           10,500.13
09/30/96         10,608.61           10,682.94
10/31/96         10,833.05           10,919.67
11/30/96         10,974.73           11,106.72
12/31/96         10,908.68           11,003.43
01/31/97         10,944.17           11,037.10
02/28/97         10,957.47           11,064.47
03/31/97         10,845.05           10,941.88
04/30/97         11,001.88           11,105.79
05/31/97         11,095.53           11,210.74
06/30/97         11,232.46           11,343.81
07/31/97         11,526.14           11,649.53
08/31/97         11,424.16           11,550.27
09/30/97         11,590.91           11,720.64
10/31/97         11,758.65           11,890.71
11/30/97         11,811.04           11,945.40
12/31/97         11,930.41           12,065.57
01/31/98         12,083.33           12,220.50
02/28/98         12,075.12           12,211.33
03/31/98         12,118.00           12,253.34
04/30/98         12,170.91           12,317.30
05/31/98         12,277.80           12,434.07
06/30/98         12,397.27           12,539.51
07/31/98         12,414.25           12,566.09
08/31/98         12,657.04           12,770.67
09/30/98         12,945.37           13,069.63
10/31/98         12,871.23           13,000.62
11/30/98         12,917.30           13,074.21
12/31/98         12,954.60           13,113.56
01/31/99         13,025.93           13,207.19
02/28/99         12,799.95           12,976.59
03/31/99         12,869.38           13,048.61
04/30/99         12,895.65           13,089.98
05/31/99         12,751.52           12,975.31
06/30/99         12,709.60           12,933.92
07/31/99         12,670.80           12,878.95
08/31/99         12,661.59           12,872.38
09/30/99         12,816.84           13,021.70
10/31/99         12,846.01           13,069.75
11/30/99         12,840.89           13,068.83
12/31/99         12,779.85           13,005.84
01/31/00         12,725.13           12,963.31
02/29/00         12,865.79           13,120.04
03/31/00         13,032.82           13,292.83
04/30/00         13,004.46           13,254.95
05/31/00         12,987.11           13,248.85
06/30/00         13,251.31           13,524.42
07/31/00         13,360.01           13,647.23
08/31/00         13,563.64           13,845.11
09/30/00         13,662.56           13,932.20
10/31/00         13,739.39           14,024.29
11/30/00         13,981.57           14,253.73
12/31/00         14,243.19           14,518.13

* An  unmanaged  index  that  encompasses  four major  classes  of  fixed-income securities  in the United  States:  U.S.  Treasury  and U.S.  government  agency
securities,   corporate  debt  obligations,   mortgaged-backed   securities  and
asset-backed securities.

                                               Average Annual Total Returns/1/
                                                  As of December 31, 2000
                                                                   From     Inception
                                                1-Year   5-Year  Inception    Date
Fund Portfolio/2/                               11.45%    6.13%     6.58%    6/14/95
Deferred Variable Annuity Subaccount/3/         10.07%    4.81%     5.30%    6/15/95
SEC Deferred Variable Annuity Subaccount/3/      3.14%    4.23%     4.96%    6/15/95
Single Premium Immediate Variable Annuity/4/    10.07%     N/A      7.29%     8/2/99
Variable Universal Life Subaccount/5/            6.78%     N/A      3.57%    5/15/98

Past performance is not an indication of future results.

__________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.35% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. VUL returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence, the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

Money Market Portfolio

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

The Money Market Portfolio performed very well during 2000, outperforming the Salomon Brothers Short-Term Index. Net of expenses, the Money Market Portfolio generated 0.54% more return than the Salomon Brothers Short-Term Index over the twelve months ended December 31, 2000. Over the last five-year period, the Money Market Portfolio has generated, net of expenses, 0.51% more in annualized return than the Salomon Brothers Short-Term Index, respectively.

The Money Market Portfolio invests in commercial paper issued by highly rated companies. All issuers in the Portfolio are monitored regularly to ensure safety of principal. We engage in extensive financial analysis on each issuer before adding its securities to the Portfolio, and continually monitor the issuer thereafter. Our analysis includes investigating and considering the issuer’s profitability, leverage and liquidity. Issuers deemed appropriate for the Portfolio are placed on an “approved list” from which investments can be made. We will purchase securities only from the issuers on the approved list.

The Money Market Portfolio’s yield in 2000 was higher than the annualized yield over the past five-year period due to the Fed increasing the Federal Funds Target Rate a full percentage point over the year. However, the Fed reduced the Federal Funds Target Rate by one-half of one percentage point on January 3, 2001. As such, the discount yield offered by the commercial paper that the Portfolio invests in has also declined. The Fed is largely anticipated to further cut its Target Rate to ensure a “soft” economic landing in 2001. These anticipated reductions would likely reduce the yield generated by the Portfolio compared to yields generated in 2000.

/s/ Alan D. Onstad

Alan D. Onstad
Portfolio Manager

Value of a $10,000 Investment

                Money Market      Salomon  Brothers*
                 Portfolio         1-month T-Bill
Date              Value             Index Value
06/14/95        10,000.00            10,000.00
06/30/95        10,024.79            10,026.33
07/31/95        10,069.00            10,071.22
08/31/95        10,118.49            10,117.30
09/30/95        10,163.09            10,161.00
10/31/95        10,211.68            10,205.60
11/30/95        10,257.48            10,247.54
12/31/95        10,302.20            10,295.38
01/31/96        10,352.08            10,332.89
02/29/96        10,393.86            10,370.99
03/31/96        10,435.00            10,412.33
04/30/96        10,481.36            10,456.64
05/31/96        10,526.26            10,499.46
06/30/96        10,566.82            10,542.58
07/31/96        10,615.13            10,584.52
08/31/96        10,659.06            10,628.23
09/30/96        10,701.85            10,671.95
10/31/96        10,751.03            10,717.13
11/30/96        10,790.99            10,760.55
12/31/96        10,841.80            10,805.14
01/31/97        10,888.58            10,849.15
02/28/97        10,930.39            10,889.60
03/31/97        10,972.16            10,933.61
04/30/97        11,023.69            10,980.27
05/31/97        11,071.13            11,025.75
06/30/97        11,117.61            11,063.56
07/31/97        11,170.49            11,110.81
08/31/97        11,217.02            11,158.07
09/30/97        11,268.61            11,194.99
10/31/97        11,318.67            11,239.88
11/30/97        11,361.31            11,285.07
12/31/97        11,419.81            11,332.61
01/31/98        11,470.44            11,376.81
02/28/98        11,516.74            11,418.90
03/31/98        11,570.19            11,465.72
04/30/98        11,619.90            11,515.02
05/31/98        11,668.50            11,560.21
06/30/98        11,722.38            11,601.82
07/31/98        11,774.95            11,648.23
08/31/98        11,824.39            11,694.82
09/30/98        11,879.05            11,739.42
10/31/98        11,928.59            11,769.54
11/30/98        11,971.65            11,803.13
12/31/98        12,027.56            11,847.66
01/31/99        12,073.96            11,890.29
02/28/99        12,116.15            11,929.28
03/31/99        12,165.98            11,970.17
04/30/99        12,211.50            12,016.38
05/31/99        12,254.07            12,061.15
06/30/99        12,304.74            12,104.49
07/31/99        12,352.77            12,147.37
08/31/99        12,405.28            12,192.52
09/30/99        12,455.93            12,237.43
10/31/99        12,506.01            12,282.61
11/30/99        12,562.97            12,326.23
12/31/99        12,621.75            12,373.20
01/31/00        12,677.96            12,423.83
02/29/00        12,737.12            12,476.11
03/31/00        12,797.69            12,532.25
04/30/00        12,854.21            12,592.63
05/31/00        12,923.70            12,649.41
06/30/00        12,990.18            12,697.94
07/31/00        13,055.74            12,756.21
08/31/00        13,129.68            12,818.82
09/30/00        13,195.12            12,881.85
10/31/00        13,267.69            12,944.63
11/30/00        13,335.92            13,007.85
12/31/00        13,402.59            13,071.75

* An unmanaged index composed of 1-month Treasury bills.

                                                 Average Annual Total Returns/1/
                                                    As of December 31, 2000

                                                                   From      Inception        Yields/6/
                                                1-Year   5-Year   Inception     Date   7-Day Current   30-Day

Fund Portfolio /2/                               6.19%    5.40%    5.42%     6/14/95      6.31%       6.29%
Deferred Variable Annuity Subaccount /3/         4.89%    4.10%    4.12%     6/15/95      5.06%       5.05%
SEC Deferred Variable Annuity Subaccount /3/    (1.72)%   3.54%    3.78%     6/15/95        --          --
Single Premium Immediate Variable Annuity /4/    4.89%      N/A    4.62%      8/2/99      5.06%       5.05%
Variable Universal Life Subaccount /5/ /7/       1.75%      N/A    3.01%     5/15/98      5.57%       5.56%

Past performance is not an indication of future results.

__________

/1/	Total Returns - Total returns and unit values are subject to fluctuation. Accumulation units, when redeemed, may be worth more or less than their original value. Periods less than one year are not annualized. Total return calculations assume a $10,000 initial investment.

/2/	Fund Portfolio - Average annual total returns reflect reinvestment of all dividends and capital gain distributions, but do not reflect separate account expenses or charges; however, total returns reflect the deduction of a 0.35% maximum annual management fee, but do not reflect Fund Portfolio expenses which are voluntarily paid by AALCMC or reimbursed by AALCMC. Without the payment and reimbursement of expenses by AALCMC, which can be changed on a 30-days’ notice, these total returns would have been lower.

/3/	Deferred Variable Annuity Subaccount - Deferred Variable Annuity returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. The SEC Deferred Variable Annuity Subaccount total returns also reflect the maximum surrender charge of 7% for the first contract year, declining by 1% each year through the seventh, not to exceed 7.5% of total gross premiums paid.

/4/	Single Premium Immediate Variable Annuity (SPIVA) Subaccount - SPIVA returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 1.25% mortality and expense risk charge. For more information on how Subaccount performance affects the amount of a periodic annuity payment, please refer to the account prospectus.

/5/	Variable Universal Life (VUL) Subaccount - VUL returns reflect the 0.35% management fee of the Fund Portfolio and the deduction of a 0.75% mortality and expense risk charge, a $4.00 monthly administrative charge, and a 3% premium charge. Life returns do not reflect deductions for cost of insurance charges, surrender charges (for certificates surrendered or decreased within the first 10 years after issue or increase in coverage) or other charges and expenses related to the certificate’s insurance coverage; hence, the total return on a certificate’s cash value would be significantly lower than the performance quoted above.

/6/	Fund & Subaccount Yields - Yield is a measure of the net investment income earned over a specific period, expressed as a percentage of the value of the Fund Portfolio or Subaccount. For Subaccount yields, net investment income is reduced by the applicable mortality and expense risk charge. Yield is an annualized figure which assumes that the Fund/Subaccount generates the same level of net income over a given period. For the Money Market Fund and Subaccounts, yield is a better representation of current earnings than is the total return quotation.

/7/	Variable Universal Life Yields - VUL yields reflect the change in the accumulated unit value less a deduction for mortality and expense risk charges for 7-day and 30-day periods ended December 29, 2000. The yields do not reflect any other charges or deductions related to the certificate’s insurance coverage; had these charges been included, the quoted yields would have been significantly lower.

AAL Variable Product Small Company Stock Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective
The portfolio strives for capital growth that approximates the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the index.

   Shares   Common Stocks ( 99.3% )              Market Value
Basic Materials ( 3.4% )
   12,100   A.M. Castle & Company                    $121,000
   19,000   Arch Chemicals, Inc.                      337,250
   29,900   Buckeye Technologies, Inc.*               420,469
   21,700   Cambrex Corporation                       981,925
   22,500   Caraustar Industries, Inc.                210,937
   12,700   ChemFirst, Inc.                           280,194
   13,000   Chesapeake Corporation                    267,312
    8,800   Cleveland-Cliffs, Inc.                    189,750
   11,300   Commercial Metals Company                 251,425
   14,200   Commonwealth Industries, Inc.              63,900
   30,300   Corn Products International, Inc.         880,594
   33,000   Delta and Pine Land Company               690,937
   10,300   Deltic Timber Corporation                 245,913
   38,300   DIMON, Inc.                               210,650
   16,000   Florida Rock Industries, Inc.             626,000
   27,100   Georgia Gulf Corporation                  462,394
   13,200   IMCO Recycling, Inc.                       70,125
   26,800   MacDermid, Inc.                           509,200
   12,300   Material Sciences Corporation*             94,556
   22,500   Mississippi Chemical Corporation           70,875
   20,500   OM Group, Inc.                          1,119,812
   34,000   OMNOVA Solutions, Inc.                    204,000
    6,300   Penford Corporation                        89,775
   81,000   PolyOne Corporation                       475,875
   11,900   Pope & Talbot, Inc.                       200,069
    7,600   Quaker Chemical Corporation               142,975
   11,700   Quanex Corporation                        235,463
   39,100   Steel Dynamics, Inc.*                     430,100
    9,100   Steel Technologies, Inc.                   50,050
   18,100   Texas Industries, Inc.                    543,000
            Total Basic Materials                  10,476,525

Capital Goods ( 12.2% )
   23,100   AAR Corporation                           291,637
   11,900   Alliant Techsystems, Inc.*                794,325
    7,200   Amcast Industrial Corporation              71,550
   20,200   A.O. Smith Corporation                    344,662
   30,600   AptarGroup, Inc.                          898,875
   32,800   Artesyn Technologies, Inc.*               520,700
   16,500   Astec Industries, Inc.*                   217,594
   29,000   Baldor Electric Company                  $612,625
   16,000   Barnes Group, Inc.                        318,000
   21,900   B/E Aerospace, Inc.*                      350,400
   21,000   Belden, Inc.                              532,875
   16,800   Benchmark Electronics, Inc.*              379,050
   16,300   Black Box Corporation*                    787,494
   23,600   BMC Industries, Inc.                      115,050
   19,600   Brady Corporation                         662,725
   14,200   Brush Engineered Materials, Inc.          286,663
    5,500   Butler Manufacturing Company              139,219
   22,600   C&D Technologies, Inc.                    976,037
   28,800   C-COR.net Corporation*                    279,898
   26,000   Checkpoint Systems, Inc.*                 193,375
   20,900   CLARCOR, Inc.                             432,369
   37,300   Cognex Corporation*                       825,263
   17,400   Cohu, Inc.                                242,512
   23,900   CTS Corporation                           870,856
   14,000   CUNO, Inc.                                375,375
   19,000   Dionex Corporation*                       655,500
   22,900   Electro Scientific Industries, Inc.*      641,200
   15,000   Esterline Technologies Corporation*       393,750
   12,700   Flow International Corporation*           139,700
   35,000   Foster Wheeler Corporation                183,750
   13,200   Gardner Denver, Inc.*                     281,160
   36,500   GenCorp, Inc.                             351,313
   17,400   Graco, Inc.                               719,925
   25,500   Griffon Corporation*                      200,812
   27,700   Harman International Industries, Inc.   1,011,050
   25,900   IDEX Corporation                          857,938
   21,400   Insituform Technologies, Inc.*            853,325
   13,121   Intermagnetics General Corporation*       219,777
   14,000   Ionics, Inc.*                             397,250
   13,200   Itron, Inc.*                               47,850
   36,400   JLG Industries, Inc.                      386,750
   19,100   Kaman Corporation                         322,313
   13,700   Keithley Instruments, Inc.                589,956
    8,300   Lawson Products, Inc.                     225,656
   10,050   Lindsay Manufacturing Company             227,381
   13,600   Lydall, Inc.*                             118,150
   19,300   MagneTek, Inc.*                           250,900
   21,200   Manitowoc Company, Inc.                   614,800

Capital Goods--continued
   65,800   Massey Energy Company                    $838,950
   28,900   Milacron, Inc.                            464,206
   28,700   Mueller Industries, Inc.*                 769,519
   18,544   Myers Industries, Inc.                    268,888
    5,100   Nashua Corporation                         22,644
   11,300   New England Business Service, Inc.        206,225
   32,300   Orbital Sciences Corporation*             133,237
   13,550   Park Electrochemical Corporation          415,816
   36,300   Paxar Corporation*                        369,806
   18,000   Regal-Beloit Corporation                  307,080
   21,500   Reliance Steel & Aluminum Company         532,125
    9,400   Robbins & Myers, Inc.                     226,775
   26,300   Roper Industries, Inc.                    869,544
   17,900   RTI International Metals, Inc.*           256,194
   15,000   School Specialty, Inc.*                   300,938
   14,600   Scott Technologies, Inc.*                 326,675
   29,900   SLI, Inc.                                 192,481
   11,000   SPS Technologies, Inc.*                   602,938
   23,500   Standard Register Company                 334,875
   10,500   Standex International Corporation         216,563
   33,300   Stillwater Mining Company*              1,310,355
   28,600   Technitrol, Inc.                        1,176,175
   27,100   Teledyne Technologies, Inc.*              640,237
   11,700   TETRA Technologies, Inc.*                 181,350
   12,900   Thomas Industries, Inc.                   299,925
   18,499   Three-Five Systems, Inc.*                 332,982
   32,700   Tredegar Corporation                      570,206
   29,500   United Stationers, Inc.*                  708,000
   14,200   URS Corporation*                          208,562
   35,200   Valence Technology, Inc.*                 327,800
   20,000   Valmont Industries, Inc.                  367,500
   36,400   Vicor Corporation*                      1,105,650
   45,100   Washington Group International Inc.*      369,256
   22,850   Watsco, Inc.                              263,232
   22,700   Watts Industries, Inc.                    314,963
   10,300   Wolverine Tube, Inc.*                     123,497
   14,200   ZixIt Corporation*                        124,250
            Total Capital Goods                    37,288,754

Communication Services ( 1.1% )
   49,650   Aeroflex, Inc.*                         1,431,315
   19,400   Aware, Inc.*                              344,350
    9,500   Bel Fuse, Inc., Class B                   323,000
   14,500   Boston Communications Group, Inc.*        404,188
   45,000   General Communication, Inc.*              315,000
   28,600   International FiberCom, Inc.*             141,212
   30,900   Pac-West Telecomm, Inc.*                  106,219
   15,700   TelCom Semiconductor, Inc.*              $178,587
            Total Communication Services            3,243,871

Consumer Cyclicals ( 18.7% )
   10,400   4Kids Entertainment, Inc.*                 92,950
   29,433   99 Cents Only Stores*                     805,728
   17,100   Aaron Rents, Inc.                         240,469
   19,600   ABM Industries, Inc.                      600,250
   14,000   Action Performance Companies, Inc.*        33,250
   17,500   ADVO, Inc.*                               776,563
   12,242   Anchor Gaming*                            477,438
    7,300   Angelica Corporation                       68,438
   24,700   AnnTaylor Stores Corporation*             615,956
   23,900   Apogee Enterprises, Inc.                  128,462
   19,800   Applica, Inc.*                             96,525
   17,100   Applied Industrial Technologies, Inc.     351,619
   20,600   Arctic Cat, Inc.                          239,475
   11,300   Ashworth, Inc.*                            73,450
   14,600   A. T. Cross Company*                       64,787
   34,000   Aztar Corporation*                        439,875
   10,100   Bassett Furniture Industries, Inc.        113,625
   15,500   Brown Shoe Company, Inc.                  201,500
   11,000   Building Materials Holding
            Corporation*                               93,500
   38,100   Burlington Coat Factory Warehouse
            Corporation                               721,519
   42,600   Casey's General Stores, Inc.              636,337
   21,400   Cato Corporation                          294,250
   31,400   Central Parking Corporation               628,000
   29,800   Cerner Corporation*                     1,378,250
   40,700   Champion Enterprises, Inc.*               111,925
    8,600   Chemed Corporation                        289,175
   15,000   Chico's FAS, Inc.*                        313,125
   13,400   Coachmen Industries, Inc.                 140,700
   21,900   Cone Mills Corporation*                    56,119
   15,800   Constellation Brands, Inc.*               928,250
   46,900   Copart, Inc.*                           1,008,350
   18,000   Cost Plus, Inc.*                          528,750
    6,600   CPI Corporation                           132,000
   13,800   Cyrk, Inc.*                                41,400
    5,000   DAMARK International, Inc.*                29,687
   11,500   Department 56, Inc.*                      132,250
   14,300   Discount Auto Parts, Inc.*                 78,650
    9,900   Dixie Group, Inc.*                         23,513
   15,500   Dress Barn, Inc.*                         449,500
   58,031   D.R. Horton, Inc.                       1,418,133
   16,600   Elcor Corporation                         280,125
   11,600   Enesco Group, Inc.                         54,375
Consumer Cyclicals--continued
   33,850   Ethan Allen Interiors, Inc.            $1,133,975
   10,800   Factory 2-U Stores, Inc.*                 357,750
   28,800   Fedders Corporation                       133,200
   28,200   Fleetwood Enterprises, Inc.               296,100
   16,800   Footstar, Inc.*                           831,600
   26,350   Fossil, Inc.*                             381,661
   17,700   Franklin Covey Company*                   132,750
   13,800   F.Y.I., Inc.*                             508,875
   17,700   G & K Services, Inc.                      497,813
   18,400   Genesco, Inc.*                            449,650
   63,860   Gentex Corporation*                     1,189,392
   28,000   Goody's Family Clothing, Inc.*            126,000
   10,800   Gottschalks, Inc.*                         44,550
   17,100   Group 1 Automotive, Inc.*                 160,312
   21,000   Gymboree Corporation*                     291,375
    5,600   Haggar Corporation                         64,400
   57,250   HA-LO Industries, Inc.*                   128,813
   14,900   Hancock Fabrics, Inc.                      51,219
   25,400   Hartmarx Corporation*                      60,325
    8,700   Huffy Corporation                          56,550
   20,300   Hughes Supply, Inc.                       364,182
   18,600   Information Holdings, Inc.*               435,937
   24,900   Information Resources, Inc.*               82,481
   35,775   Insight Enterprises, Inc.*                641,714
   10,000   Insurance Auto Auctions, Inc.*            120,000
   43,900   Interface, Inc.                           381,381
   21,800   Intermet Corporation                       79,025
   15,400   JAKKS Pacific, Inc.*                      140,525
   12,100   J. Baker, Inc.                             54,450
   15,500   Jo-Ann Stores, Inc.*                      101,719
   15,400   K2, Inc.*                                 123,200
   20,600   Kellwood Company                          435,175
   19,200   Kroll-O'Gara Company*                     115,200
    8,600   K-Swiss, Inc.                             215,000
   51,800   La-Z-Boy, Inc.                            815,850
   47,736   Lennox International, Inc.                369,954
   13,100   Libbey, Inc.                              397,912
    7,400   Lillian Vernon Corporation                 51,800
   34,400   Linens 'n Things, Inc.*                   950,300
   16,600   Mayor's Jewelers, Inc.*                    47,725
   18,200   M.D.C. Holdings, Inc.                     599,690
   14,100   Meade Instruments Corporation*             92,531
   36,000   Men's Wearhouse, Inc.*                    981,000
   31,200   Michaels Stores, Inc.*                    826,800
   13,000   Midas, Inc.                               155,187
   32,451   Midway Games, Inc.*                       230,402
   16,300   Monaco Coach Corporation*                 288,306
    6,000   National Presto Industries, Inc.*         184,125
   27,200   Nautica Enterprises, Inc.*               $414,373
    7,600   NVR, Inc.*                                939,360
   44,100   O'Reilly Automotive, Inc.*              1,179,675
   10,400   OshKosh B'Gosh, Inc.                      192,400
    6,400   Oxford Industries, Inc.                    97,600
   27,350   Pacific Sunwear of California, Inc.*      700,844
   21,200   Pegasus Solutions, Inc.*                  147,075
   27,400   Penton Media, Inc.                        736,375
   45,900   Pep Boys-Manny, Moe, & Jack               166,387
   23,500   Phillips-Van Heusen Corporation           305,500
   82,900   Pier 1 Imports, Inc.                      854,906
   22,700   Pinnacle Entertainment, Inc.*             306,450
   20,400   Polaris Industries, Inc.                  810,900
   19,400   Pre-Paid Legal Services, Inc.*            494,700
   41,300   Profit Recovery Group International,
            Inc.*                                     263,288
   19,200   Quiksilver, Inc.*                         372,000
   35,050   Regis Corporation                         508,225
   12,200   Royal Appliance Manufacturing
            Company*                                   48,800
   17,100   Russ Berrie and Company, Inc.             361,237
   27,400   Russell Corporation                       422,988
   11,400   Ryland Group, Inc.                        464,550
   10,400   Salton, Inc.*                             215,150
   24,100   Scotts Company*                           890,194
   14,600   SCP Pool Corporation*                     438,912
   34,300   Shaw Group, Inc.*                       1,715,000
   24,700   ShopKo Stores, Inc.*                      123,500
   10,400   Simpson Manufacturing Company, Inc.       530,400
    7,300   Skyline Corporation                       138,244
   15,400   Springs Industries, Inc.                  499,538
   10,700   Standard Motor Products, Inc.              78,912
   25,800   Standard Pacific Corporation              603,075
   36,500   Stein Mart, Inc.*                         424,313
   35,900   Stride Rite Corporation                   251,300
   23,100   Sturm, Ruger & Company, Inc.              218,006
   18,200   TBC Corporation*                           83,037
   30,700   Tenneco Automotive, Inc.                   92,100
   34,125   Tetra Tech, Inc.*                       1,087,734
   12,300   Thomas Nelson, Inc.                        86,100
   10,300   Thor Industries, Inc.                     203,425
   34,200   Timberland Company*                     2,287,125
   17,800   Titan International, Inc.                  75,650
   31,400   Toll Brothers, Inc.*                    1,283,475
   10,900   Toro Company                              399,894
   38,700   Tower Automotive, Inc.*                   348,300
    9,300   Ultimate Electronics, Inc.*               204,019
   17,200   Universal Forest Products, Inc.           227,900
   19,800   Wabash National Corporation               170,775
Consumer Cyclicals--continued
   13,270   WD-40 Company                            $257,936
   27,300   Wellman, Inc.                             385,613
   11,900   Wet Seal, Inc.*                           244,694
   18,300   Winnebago Industries, Inc.                321,394
   27,200   WMS Industries Inc.*                      547,400
   35,700   Wolverine World Wide, Inc.                544,425
   29,800   Zale Corporation*                         866,063
            Total Consumer Cyclicals               56,997,360

Consumer Staples ( 8.5% )
    8,500   Agribrands International, Inc.*           454,750
   16,400   American Italian Pasta Company*           439,725
   21,700   Applebee's International, Inc.            682,194
   30,400   Bindley Western Industries, Inc.        1,263,500
   28,600   Bowne & Company, Inc.                     302,088
   16,400   CDI Corporation*                          239,850
   23,350   CEC Entertainment, Inc.*                  796,819
   26,875   Cheesecake Factory, Inc.*               1,031,328
    7,500   Coca-Cola Bottling Company
            Consolidated                              284,062
   11,200   Consolidated Graphics, Inc.*              133,700
   25,117   Consolidated Products, Inc.*              172,679
   36,500   Earthgrains Company                       675,250
   24,700   Edgewater Technology, Inc.*               160,550
   34,100   Fleming Companies, Inc.                   402,806
   33,000   Great Alantic & Pacific Tea Company,
            Inc.                                      231,000
   28,400   Hain Celestial Group, Inc.*               923,000
   11,300   Hall, Kinion & Associates, Inc.*          227,413
   16,700   Heidrick & Struggles International,
            Inc.*                                     702,444
   17,200   IHOP Corporation*                         373,025
   16,100   International Multifoods Corporation      327,031
    7,300   J & J Snack Foods Corporation*            122,731
   33,000   Jack in the Box, Inc.*                    971,438
   24,500   John H. Harland Company                   346,063
   35,600   Labor Ready, Inc.*                        117,925
   18,500   Landry's Seafood Restaurants, Inc.        183,844
   19,300   Luby's, Inc.                              115,800
   25,100   Marcus Corporation                        348,262
   15,700   Michael Foods, Inc.                       472,962
    9,800   Nash Finch Company                        114,537
   14,200   Nature's Sunshine Products, Inc.           96,738
   58,900   NBTY, Inc.*                               279,775
   28,500   Owens & Minor, Inc.                       505,875
   11,200   Panera Bread Company*                     255,500
   58,000   Patterson Dental Company*               1,964,750
   12,200   Performance Food Group Company*           625,440
    9,000   P.F. Chang's China Bistro, Inc.*         $282,938
   38,700   Prime Hospitality Corporation*            449,887
   39,132   Priority Healthcare Corporation*        1,597,075
   25,700   Ralcorp Holdings, Inc.*                   420,837
   16,200   RARE Hospitality International, Inc.*     361,463
   53,300   Ruby Tuesday, Inc.                        812,825
   27,400   Ryan's Family Steak Houses, Inc.*         258,588
   12,800   Schweitzer-Mauduit International,
            Inc.                                      245,120
   46,900   Smithfield Foods, Inc.*                 1,425,760
   22,675   Sonic Corporation*                        528,611
   53,600   Spherion Corporation*                     606,350
   19,200   Triarc Companies, Inc.*                   465,600
   15,700   United Natural Foods, Inc.*               276,712
   13,100   Volt Information Sciences, Inc.*          271,825
   22,600   Whole Foods Market, Inc.*               1,381,425
            Total Consumer Staples                 25,729,870

Energy ( 7.5% )
   11,900   Atwood Oceanics, Inc.*                    521,339
   28,500   Barrett Resources Corporation*          1,619,156
   25,000   Cabot Oil & Gas Corporation               779,688
   27,700   Cal Dive International, Inc.*             737,512
   60,700   Cross Timbers Oil Company               1,684,425
   14,900   Dril-Quip, Inc.*                          509,394
   41,904   Friede Goldman Halter, Inc.*              149,283
   15,500   HS Resources, Inc.*                       656,813
   43,800   Input/Output, Inc.*                       446,212
   37,200   Louis Dreyfus Natural Gas
            Corporation*                            1,704,225
   36,600   Newfield Exploration Company*           1,736,213
   15,100   Nuevo Energy Company*                     261,419
   19,800   Oceaneering International, Inc.*          384,862
   18,200   Offshore Logistics, Inc.*                 392,152
   17,400   Patina Oil & Gas Corporation              417,600
   15,000   Plains Resources, Inc.*                   316,875
   34,900   Pogo Producing Company                  1,086,263
   57,700   Pride International, Inc.*              1,420,862
   18,500   Remington Oil and Gas Corporation*        240,500
   14,650   SEACOR SMIT, Inc.*                        770,956
   20,900   Seitel, Inc.*                             385,344
   19,400   St. Mary Land & Exploration
            Company                                   646,263
   16,000   Stone Energy Corporation*               1,032,800
   18,500   Swift Energy Company*                     696,062
   32,600   Tom Brown, Inc.*                        1,071,725
   23,300   UGI Corporation                           589,781
   27,900   UniSource Energy Corporation              524,869
   26,100   Veritas DGC, Inc.*                        843,030
Energy--continued
   54,100   Vintage Petroleum, Inc.                $1,163,150
            Total Energy                           22,788,773

Financials ( 12.7% )
   19,800   Anchor BanCorp Wisconsin, Inc.            316,800
   21,800   Cash America International, Inc.           95,375
   34,100   Centura Banks, Inc.                     1,645,325
   22,700   Chittenden Corporation                    688,094
   27,119   Commerce Bancorp, Inc.                  1,854,262
   46,600   Commercial Federal Corporation            905,787
   36,200   Community First Bankshares, Inc.          683,275
   44,600   Cullen/Frost Bankers, Inc.              1,864,837
   11,300   Dain Rauscher Corporation               1,069,969
   17,385   Delphi Financial Group, Inc.*             669,323
   24,265   Downey Financial Corporation            1,334,575
   19,600   East West Bancorp, Inc.                   488,775
   60,700   Eaton Vance Corporation                 1,957,575
   32,900   Enhance Financial Services Group, Inc.    507,894
   11,100   E. W. Blanch Holdings, Inc.               193,556
   58,720   Fidelity National Financial, Inc.       2,168,970
   54,800   First American Corporation              1,801,550
   22,700   First BanCorp Puerto Rico                 536,287
   35,250   First Midwest Bancorp, Inc.             1,013,437
   60,200   Fremont General Corporation               169,313
    9,900   GBC Bancorp                               379,912
   11,400   Hilb, Rogal and Hamilton Company          454,575
   45,789   Hudson United Bancorp                     958,707
   38,200   Imperial Bancorp*                       1,002,750
   21,100   Jefferies Group, Inc.                     659,375
   11,600   LandAmerica Financial Group, Inc.         469,075
   19,900   MAF Bancorp, Inc.                         565,906
   24,600   Morgan Keegan, Inc.                       651,900
   35,500   Mutual Risk Management, Ltd.              539,156
   25,700   New York Community Bancorp, Inc.          944,475
   22,714   Provident Bankshares Corporation          474,155
   39,750   Raymond James Financial, Inc.           1,386,281
   24,400   Riggs National Corporation                340,075
    8,400   RLI Corporation                           375,375
    8,000   SCPIE Holdings, Inc.                      189,000
   21,600   Selective Insurance Group, Inc.           523,800
   37,200   South Financial Group, Inc.               492,900
   24,700   Southwest Bancorporation of Texas,
            Inc.*                                   1,060,556
   13,610   Southwest Securities Group, Inc.          352,159
   30,300   Staten Island Bancorp, Inc.               647,663
   22,900   Sterling Bancshares, Inc.                 452,275
   33,700   Susquehanna Bancshares, Inc.              556,050
   31,600   Trenwick Group, Ltd.                      784,075
   52,815   TrustCo Bank Corporation New York        $643,683
   20,600   Tucker Anthony Sutro                      505,988
   35,900   United Bankshares, Inc.                   762,875
   44,800   Washington Federal, Inc.                1,274,000
   19,500   Whitney Holding Corporation               708,094
   14,800   Zenith National Insurance Corporation     434,750
            Total Financials                       38,554,564

Health Care ( 12.4% )
   14,600   Accredo Health, Inc.*                     732,738
   23,600   Administaff, Inc.*                        641,920
   55,200   Advanced Tissue Sciences, Inc.*           167,322
   25,500   AdvancePCS, Inc.*                       1,160,250
   41,500   Alliance Pharmaceutical Corporation*      357,937
   34,600   Alpharma, Inc.                          1,518,075
   19,200   ArthroCare Corporation*                   374,400
   47,200   Bio-Technology General Corporation*       333,350
   35,700   Cephalon, Inc.*                         2,260,256
   13,200   CONMED Corporation*                       226,050
   12,300   Cooper Companies, Inc.                    490,462
   51,100   Coventry Health Care, Inc.*             1,363,731
   16,050   CryoLife, Inc.*                           485,512
    6,700   Curative Health Services, Inc.*            37,269
   23,200   Cygnus, Inc.*                             113,100
   12,700   Datascope Corporation                     434,975
   12,000   Diagnostic Products Corporation*          655,500
   22,000   Enzo Biochem, Inc.*                       547,250
   13,200   Hologic, Inc.*                             70,125
   56,800   Hooper Holmes, Inc.                       628,208
   28,600   IDEXX Laboratories, Inc.*                 629,200
   26,000   Immune Response Corporation*               68,250
   13,600   IMPATH, Inc.*                             904,400
   26,100   Invacare Corporation                      893,925
   18,200   MAXIMUS, Inc.*                            635,863
   26,000   Medicis Pharmaceutical Corporation*     1,537,250
   13,200   MemberWorks, Inc.*                        280,500
   20,000   Mentor Corporation                        390,000
   14,300   MGI Pharma, Inc.*                         235,950
   42,200   Mid Atlantic Medical Services, Inc.*      836,088
   11,100   Morrison Management Specialists, Inc.     387,501
   19,000   Noven Pharmaceuticals, Inc.*              710,125
   19,800   On Assignment, Inc.*                      564,300
   29,700   Organogenesis, Inc.*                      267,003
   41,900   Orthodontic Centers of America, Inc.*   1,309,375
   12,000   Osteotech, Inc.*                           57,000
   21,100   PAREXEL International Corporation*        228,144
   13,600   Pediatrix Medical Group, Inc.*            327,250
   21,600   Pharmaceutical Product Development,
            Inc.*                                   1,073,250
Health Care--continued
   11,400   PolyMedica Corporation*                  $380,475
   26,600   Province Healthcare Company*            1,047,375
   31,700   Regeneron Pharmaceuticals, Inc.*        1,117,920
   39,950   Renal Care Group, Inc.*                 1,095,501
   26,700   ResMed, Inc.*                           1,064,662
   25,400   Respironics, Inc.*                        723,900
   23,500   Sierra Health Services, Inc.*              89,300
   20,400   Sola International, Inc.*                  84,150
    8,200   Spacelabs Medical, Inc.*                  106,600
   30,200   Sybron Dental Specialties, Inc.*          509,625
   20,800   Syncor International Corporation*         756,600
   35,700   TECHNE Corporation*                     1,287,431
   25,400   Theragenics Corporation*                  127,000
   25,800   Universal Health Services, Inc.
            Class B*                                2,883,150
   79,000   US Oncology, Inc.*                        498,687
   27,200   Varian Medical Systems, Inc.*           1,847,900
   10,500   Vital Signs, Inc.                         337,313
            Total Health Care                      37,891,393

Technology ( 15.7% )
   20,700   Actel Corporation*                        500,681
   32,400   Adaptive Broadband Corporation*           198,450
   27,100   Advanced Energy Industries, Inc.*         609,750
   24,000   Allen Telecom, Inc.*                      430,500
   35,500   Alliance Semiconductor Corporation*       401,594
   37,000   Alpha Industries, Inc.*                 1,369,000
   35,700   American Management Systems, Inc.*        707,306
   11,100   Analogic Corporation                      494,644
   19,400   Analysts International Corporation         73,963
   32,300   Anixter International, Inc.*              698,487
   33,800   APW, Ltd.*                              1,140,750
   44,100   Aspect Communications Corporation*        354,864
   25,600   Aspen Technology, Inc.*                   851,200
   19,400   Audiovox Corporation*                     174,600
   38,600   Auspex Systems, Inc.*                     270,200
   33,100   Avant! Corporation*                       606,144
   21,800   Avid Technology, Inc.*                    398,190
   26,400   AVT Corporation*                          131,174
   79,000   Axcelis Technologies, Inc.*               701,125
   18,900   AXT, Inc.*                                624,881
   18,150   BARRA, Inc.*                              855,319
   13,400   Bell Microproducts, Inc.*                 212,725
   36,400   Billing Concepts Corporation*              72,800
   47,900   Brightpoint, Inc.*                        167,650
   10,600   Brooktrout, Inc.*                         100,368
   37,450   Cable Design Technologies
            Corporation*                              629,628
    9,700   CACI International, Inc.*                $223,251
   42,600   C-Cube Microsystems, Inc.*                524,513
   51,300   CIBER, Inc.*                              250,088
   23,200   Coherent, Inc.*                           754,000
   17,900   Computer Task Group, Inc.                  70,481
   14,100   Concord Communications, Inc.*             123,375
   25,300   Cymer, Inc.*                              651,078
   11,000   Davox Corporation*                        107,250
   34,400   Dendrite International, Inc.*             769,700
   13,000   Digi International, Inc.*                  79,625
   63,400   DMC Stratex Networks, Inc.*               951,000
   14,900   DuPont Photomasks, Inc.*                  787,371
   17,900   Electroglas, Inc.*                        274,094
   42,900   eLoyalty Corporation*                     277,507
   20,300   ePresence, Inc.*                           88,177
   37,800   ESS Technology, Inc.*                     193,725
   19,900   Exabyte Corporation*                       68,406
   28,300   FactSet Research Systems, Inc.          1,049,081
   12,400   Fair, Isaac and Company, Inc.             632,400
   29,700   FileNET Corporation*                      809,325
   32,500   General Semiconductor, Inc.*              203,125
   18,900   Gerber Scientific, Inc.                   161,831
   17,300   Great Plains Software, Inc.*              814,181
   49,700   Harmonic, Inc.*                           282,669
   19,400   Helix Technology Corporation              459,233
   27,700   HNC Software, Inc.*                       822,344
   21,300   Hutchinson Technology, Inc.*              292,875
   28,480   Hyperion Solutions Corporation*           439,660
   12,700   Innovex, Inc.*                             85,725
   22,700   Inter-Tel, Inc.                           174,506
   28,300   InterVoice-Brite, Inc.*                   205,175
   24,600   Kent Electronics Corporation*             405,900
   54,600   Kopin Corporation*                        604,013
   10,650   Kronos, Inc.*                             329,484
   41,900   Kulicke and Soffa Industries, Inc.*       471,375
   18,500   Mercury Computer Systems, Inc.*           859,094
   30,700   Methode Electronics, Inc.                 704,181
   14,900   MICROS Systems, Inc.*                     271,925
   28,300   National Data Corporation               1,036,488
   18,700   Network Equipment Technologies, Inc.*     120,381
   21,500   NYFIX, Inc.*                              520,031
   69,200   P-Com, Inc.*                              211,925
   15,900   PCTEL, Inc.*                              170,925
   21,400   Pericom Semiconductor Corporation*        395,900
   22,600   Phoenix Technologies, Ltd.*               304,745
   10,100   Photon Dynamics, Inc.*                    227,250
   25,400   Photronics, Inc.*                         595,313
   43,700   Pinnacle Systems, Inc.*                   322,288
   23,700   Pioneer-Standard Electronics, Inc.        260,700
Technology--continued
   38,900   Polaroid Corporation                     $226,106
   30,500   Progress Software Corporation*            440,344
   18,700   Project Software & Development, Inc.*     200,731
   22,600   Proxim, Inc.*                             971,800
   12,500   QRS Corporation*                          160,156
   23,800   Radiant Systems, Inc.*                    487,900
   14,900   RadiSys Corporation*                      385,538
   22,000   Rainbow Technologies, Inc.*               347,875
   53,300   Read-Rite Corporation*                    214,863
   26,400   Remedy Corporation*                       437,250
   30,300   Robotic Vision Systems, Inc.*              83,325
   13,000   Rogers Corporation*                       533,812
   33,900   RSA Security, Inc.*                     1,792,462
   25,300   SAGA SYSTEMS, Inc.*                       289,369
   13,000   SCM Microsystems, Inc.*                   429,000
   29,200   Silicon Valley Group, Inc.*               839,500
   79,600   SONICblue, Inc.*                          328,350
   25,700   SpeedFam-IPEC, Inc.*                      155,806
    8,600   SPSS, Inc.*                               189,738
   13,700   Standard Microsystems Corporation*        277,425
   12,000   StarTek, Inc.*                            184,500
   10,600   Supertex, Inc.*                           209,515
   20,250   Symmetricom, Inc.*                        197,437
   28,000   Systems & Computer Technology
            Corporation*                              344,750
   17,350   THQ, Inc.*                                422,906
   20,200   Trimble Navigation, Ltd.*                 484,800
   18,300   Ultratech Stepper, Inc.*                  473,513
   27,500   Varian Semiconductor Equipment
            Associates, Inc.*                         653,125
   28,400   Verity, Inc.*                             683,375
   18,800   ViaSat, Inc.*                             246,750
   26,700   Visual Networks, Inc.*                     86,775
   25,700   Xircom, Inc.*                             398,350
   18,300   X-Rite, Inc.                              142,969
   27,200   Zebra Technologies Corporation*         1,109,673
   10,152   Zilog, Inc.*/5/                            25,278
            Total Technology                       47,668,748

Transportation ( 3.1% )
   26,100   American Freightways Corporation          729,169
   17,200   Arkansas Best Corporation                 314,975
   21,200   Arnold Industries, Inc.                   381,600
   18,300   Atlantic Coast Airlines Holdings, Inc.    748,012
   18,300   Forward Air Corporation*                  682,819
   31,700   Fritz Companies, Inc.                     192,181
   21,800   Heartland Express, Inc.                   497,313
   20,700   Kirby Corporation                         434,700
    7,200   Landstar System, Inc.                    $399,150
   27,900   Mesa Air Group, Inc.                      195,300
   11,940   Midwest Express Holdings, Inc.            175,369
    9,600   M.S. Carriers, Inc.                       314,400
   14,300   Oshkosh Truck Corporation                 629,200
   16,600   Roadway Express, Inc.                     351,712
   49,950   Rollins Truck Leasing Corporation         399,600
   47,600   SkyWest, Inc.                           1,368,500
   22,200   USFreightways Corporation                 667,734
   40,475   Werner Enterprises, Inc.                  688,075
   20,400   Yellow Corporation*                       415,330
            Total Transportation                    9,585,139

Utilities ( 4.0% )
    8,700   American States Water Company             320,813
   10,200   AstroPower, Inc.*                         320,025
   27,500   Atmos Energy Corporation                  670,312
   40,600   Avista Corporation                        832,300
    6,300   Bangor Hydro-Electric Company             161,831
    9,500   Cascade Natural Gas Corporation           178,719
    9,900   Central Vermont Public Service
            Corporation                               120,656
   14,300   CH Energy Group, Inc.                     639,925
   26,000   Energen Corporation                       836,875
    4,700   Green Mountain Power Corporation           58,750
   16,200   Laclede Gas Company                       378,675
   15,200   New Jersey Resources Corporation          657,400
   21,700   Northwest Natural Gas Company             575,050
   19,900   NorthWestern Corporation                  460,187
   11,200   NUI Corporation                           360,500
   45,632   Philadelphia Suburban Corporation       1,117,984
   27,400   Piedmont Natural Gas Company, Inc.      1,046,337
   29,700   RGS Energy Group, Inc.                    963,394
   43,899   Southern Union Company*                 1,163,324
   27,200   Southwest Gas Corporation                 595,000
   21,500   Southwestern Energy Company               223,063
   12,300   UIL Holdings Corporation                  611,925
            Total Utilities                        12,293,045

            Total Common Stocks
            (cost basis $313,939,475)             302,518,042

 Principal   Short-Term                             Interest    Maturity     Market
  Amount     Investments ( 1.2% )                   Rate /1/     Date        Value
$3,751,000   Countrywide Home Loans, Inc.            6.700%      1/2/01     $3,750,312

             Total Short-Term Investments
             (amortized cost basis $3,750,312)                               3,750,312

             Total Investments ( 100.5% )
             (amortized cost basis $317,689,787)                           306,268,354

             Other Assets,
             Less Liabilities ( -0.5% )                                    (1,530,639)

             NET ASSETS (100.0%)                                          $304,737,715

__________

*      Non-income producing security
/1/    The interest rate shown reflects the discount rate at the date of purchase
/5/    Illiquid security valued at fair value

See page 111 for a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product International Stock Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective
The Portfolio seeks long-term capital growth by investing primarily in foreign stocks.

    Shares    Common Stocks ( 97.2% )                          Industry                              Market Value
Brazil ( 0.7% )
     35,035    Embratel Participacoes SA ADR                   Telephone                              $549,612
               Total Brazil                                                                            549,612

Canada ( 1.3% )
     32,668    Nortell Networks Corporation                    Communications Equipment              1,049,421
               Total Canada                                                                          1,049,421

France ( 13.6% )
     41,061    Aventis SA                                      Pharmaceuticals                       3,604,547
     14,283    Carrefour SA                                    Retail-Food Chains                      897,130
     20,208    Rhodia SA                                       Chemicals                               313,052
     10,910    Suez Lyonnaise des Eaux SA                      Water Utilities                       1,992,296
     10,412    Total Fina Elf SA                               Oil & Gas Exploration/Production      1,548,456
     20,753    Valeo SA                                        Auto Parts & Equipment                  926,686
     23,214    Vivendi                                         Services-Commercial & Consumer        1,527,839
               Total France                                                                         10,810,006

Germany ( 7.2% )
      3,807    Allianz AG                                      Life & Health Insurance               1,436,874
     24,446    Dresdner Bank AG                                Banks-Major Regional                  1,067,260
     28,210    E.On AG                                         Manufacturing-Diversified             1,716,278
        157    Ergo Versicherungs Gruppe AG                    Property & Casualty Insurance            25,501
      4,029    Muenchener Rueckvericherungs-Gesellschaft AG    Property & Casualty Insurance         1,452,574
               Total Germany                                                                         5,698,487

Hong Kong ( 5.4% )
    200,500    China Mobile, Ltd.*                             Telephone-Cellular & Wireless         1,095,053
    668,000    China Unicom, Ltd.*                             Telephone-Cellular & Wireless         1,023,423
     60,700    Hutchison Whampoa, Ltd.                         Financial-Diversified                   756,814
     95,000    MTR Corporation*                                Railroads                               166,252
    128,000    Sun Hung Kai Properties                         Investment Bank/Broker                1,275,914
               Total Hong Kong                                                                       4,317,456

Italy ( 6.3% )
    374,710    Banca Nazionale del Lavoro                      Banks-Major Regional                  1,150,410
    230,603    ENI SpA                                         Oil & Gas-Exploration & Production    1,472,256
    112,227    Mediaset SpA                                    TV, Radio, Cable                      1,339,222
    125,623    Telecom Italia Mobile SpA                       Telephone-Cellular & Wireless         1,002,531
               Total Italy                                                                           4,964,419

Japan ( 18.3% )
     66,000    Bridgestone Corporation                         Auto Parts & Equipment                 $601,051
     36,000    Fujitsu, Ltd.                                   Communications Equipment                530,858
     37,000    Kao Corporation                                 Personal Care                         1,075,657
      7,100    Matsushita Communication Industrial Company,
               Ltd.                                            Telephone-Cellular & Wireless           892,163
        202    Mizuho Holdings, Inc.                           Financial-Diversified                 1,252,329
      8,300    Murata Manufacturing Company, Ltd.              Electronic Component Distributors       973,905
        177    Nippon Telegraph & Telephone Corporation        Telephone                             1,275,578
         30    NTT DoCoMo                                      Telephone-Cellular & Wireless           517,513
    217,000    Nissan Motor Company, Ltd.*                     Auto Parts & Equipment                1,250,315
     33,000    Nomura Securities Company, Ltd.                 Financial-Diversified                   593,827
     15,000    Pioneer Corporation                             House Furnishings                       400,613
      5,000    Rohm Company, Ltd.                              Semiconductors                          950,088
    193,000    Sakura Bank, Ltd.                               Banks-Major Regional                  1,166,112
      3,110    Shohkoh Fund & Company, Ltd.                    Financial-Diversified                   321,349
     21,040    Takeda Chemical Industries, Ltd.                Pharmaceuticals                       1,245,450
      5,200    Takefuji Corporation                            Financial-Diversified                   327,846
     28,000    Yamanouchi Pharmaceutical Company, Ltd.         Pharmaceuticals                       1,211,208
               Total Japan                                                                          14,585,862

Mexico ( 0.9% )
     15,930    Telefonos de Mexico SA ADR                      Telephone                               718,841
               Total Mexico                                                                            718,841

Netherlands ( 13.9% )
      9,981    Gucci Group NV                                  Retail-Specialty Apparel                883,319
     22,005    ING Groep NV                                    Banks-Major Regional                  1,757,756
     15,613    KPNQwest NV*                                    Telephone                               299,038
     52,929    Koninklijke Ahold NV                            Retail-Food Chains                    1,707,483
    114,865    Royal KPN NV                                    Telephone                             1,322,172
     44,610    Verenigde Nederlands Uitgeversbedrijven
               Verenigd Bezit                                  Publishing                            2,192,595
     30,943    Unilever NV                                     Foods                                 1,958,087
     34,162    Wolters Kluwer NV                               Publishing                              931,428
               Total Netherlands                                                                    11,051,878

Singapore ( 1.2% )
     87,000    DBS Group Holdings, Ltd.                        Banks-Major Regional                    983,391
               Total Singapore                                                                         983,391

South Korea ( 1.8%)
     27,948    Korea Telecom Corporation ADR                   Telephone-Cellular & Wireless           866,388
     24,139    SK Telecom Company, Ltd. ADR                    Telephone-Cellular & Wireless           568,775
               Total South Korea                                                                     1,435,163

Spain ( 1.3% )
     62,929    Telefonica SA*                                  Telephone                             1,039,856
               Total Spain                                                                           1,039,856

Sweden ( 1.8% )
     23,141    Skandinaviska Enskil Banken                     Banks-Major Regional                   $255,065
    105,451    Telefonaktiebolaget LM Ericsson AB              Telephone-Cellular & Wireless         1,201,418
               Total Sweden                                                                          1,456,483

Switzerland ( 2.4% )
      1,067    Novartis AG                                     Health Care-Drugs                     1,886,427
               Total Switzerland                                                                     1,886,427

Turkey ( 0.2% )
     18,300    Turkcell Iletisim Hizmet ADR*                   Telephone                               128,100
               Total Turkey                                                                            128,100

United Kingdom ( 20.9% )
     31,169    AstraZeneca Group plc                           Pharmaceuticals                       1,567,763
    334,811    BAE SYSTEMS plc                                 Aerospace/Defense                     1,910,633
     92,821    Cable & Wireless plc                            Telephone-Cellular & Wireless         1,250,740
     34,904    Colt Telecom Group plc                          Telephone-Cellular & Wireless           749,284
    182,538    Diageo plc                                      Beverages-Non-Alcoholic               2,038,350
     55,652    GlaxoSmithKline plc                             Pharmaceuticals                       1,569,629
    103,667    HSBC Holdings plc                               Banks-Regional                        1,517,682
     52,550    Railtrack Group plc                             Railroads                               710,846
    234,216    Reed International plc                          Publishing                            2,443,978
     70,162    Somerfield plc                                  Retail-Food Chains                       96,428
    106,885    Telewest Communications plc*                    TV, Radio, Cable                        166,060
    711,567    Vodafone AirTouch plc                           Telephone-Cellular & Wireless         2,609,646
               Total United Kingdom                                                                 16,631,039

               Total Common Stocks
               (cost basis $84,280,039)                                                             77,306,441

 Principal                                     Interest   Maturity    Market Value
    Amount  Short-Term Investments (2.1%)      Rate /1/    Date

$1,700,000  Emerson Electric, Inc.              6.470%     1/2/01      1,699,694
            Total Short-Term Investments
            (amortized cost $1,699,694)                                1,699,694

            TOTAL INVESTMENTS ( 99.3% )
            (amortized cost basis $85,979,733)                        79,006,135

            Other Assets, Less
            Liabilities ( 0.7% )                                        574,006

            NET ASSETS ( 100.0%)                                     $79,580,141

__________

 *  Non-income producing security.
/1/ The interest rate reflects the discount rate at the date of purchase.

See page 111 For a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Large Company Stock Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective

The Portfolio strives for investment results that approximate the performance of the S&P 500 Index by investing primarily in common stocks of the Index.

 Shares      Common Stocks ( 99.8% )              Market Value
Basic Materials (2.9%)
    17,700  Air Products and Chemicals, Inc.         $725,700
    24,800  Alcan Aluminium, Ltd.                     847,850
    66,464  Alcoa, Inc.                             2,226,544
     5,969  Allegheny Technologies, Inc.               94,758
    48,546  Archer Daniels Midland Company            728,190
     2,200  Ball Corporation                          101,337
     3,900  Bemis Company, Inc.                       130,894
     4,300  Boise Cascade Corporation                 144,588
    52,100  Dow Chemical Company                    1,908,162
     5,900  Eastman Chemical Company                  287,625
     9,800  Ecolab, Inc.                              423,238
    80,211  E.I. du Pont de Nemours and
            Company                                 3,875,194
     9,800  Engelhard Corporation                     199,675
     2,400  FMC Corporation*                          172,050
    17,024  Georgia-Pacific Group                     529,872
     3,700  Great Lakes Chemical Corporation          137,594
     8,000  Hercules, Inc.                            152,500
     7,300  International Flavors & Fragrances, Inc.  148,281
    36,971  International Paper Company             1,508,879
     7,800  Louisiana-Pacific Corporation              78,975
     7,500  Mead Corporation                          235,312
     5,900  Nucor Corporation                         234,156
    12,100  Pactiv Corporation*                       149,738
    99,156  Pharmacia Corporation                   6,048,516
     2,200  Potlatch Corporation                       73,838
    12,900  PPG Industries, Inc.                      597,431
    12,300  Praxair, Inc.                             545,812
    16,913  Rohm and Haas Company                     614,153
     5,800  Sigma-Aldrich Corporation                 228,012
     3,900  Temple-Inland, Inc.                       209,137
    10,300  Union Carbide Corporation                 554,269
     6,700  USX-U.S. Steel Group                      120,600
     7,900  Vulcan Materials Company                  378,213
     7,600  Westvaco Corporation                      221,825
    16,800  Weyerhaeuser Company                      852,600
     8,400  Willamette Industries, Inc.               394,275
     6,400  Worthington Industries, Inc.               51,600
            Total Basic Materials                  25,931,393

Capital Goods (10.1%)
    15,000  Allied Waste Industries, Inc.*           $218,438
    14,800  American Power Conversion
            Corporation*                              183,150
     8,600  Avery Dennison Corporation                471,925
    30,200  Barrick Gold Corporation                  494,676
     7,800  BFGoodrich Company                        283,725
    68,360  Boeing Company                          4,511,760
     1,700  Briggs & Stratton Corporation              75,437
    26,500  Caterpillar, Inc.                       1,253,781
     7,100  Cooper Industries, Inc.                   326,156
    70,800  Corning, Inc.                           3,739,125
     4,550  Crane Company                             129,391
    11,100  Danaher Corporation                       758,962
    18,100  Deere & Company                           829,206
    15,500  Dover Corporation                         628,719
     5,400  Eaton Corporation                         406,013
    32,800  Emerson Electric Company                2,585,050
     5,700  Fluor Corporation*                        188,456
   144,100  Ford Motor Company                      3,377,344
    11,300  Freeport-McMoRan Copper & Gold ,
            Inc., Class B*                             96,756
    15,500  General Dynamics Corporation            1,209,000
   762,100  General Electric Company               36,533,169
    43,500  General Motors Corporation              2,215,781
    20,100  Homestake Mining Company                   84,169
    61,375  Honeywell International, Inc.           2,903,805
    23,200  Illinois Tool Works, Inc.               1,381,850
    13,900  Inco, Ltd.*                               232,964
    12,350  Ingersoll-Rand Company                    517,156
     6,600  ITT Industries, Inc.                      255,750
     6,600  Johnson Controls, Inc.                    343,200
    33,200  Lockheed Martin Corporation             1,127,140
     4,500  McDermott International, Inc.              48,375
     3,500  Millipore Corporation                     220,500
    30,400  Minnesota Mining and Manufacturing
            Company                                 3,663,200
    14,900  Molex, Inc.                               528,950
     3,000  National Service Industries, Inc.          77,062
    12,848  Newmont Mining Corporation                219,219
Capital Goods--continued
     5,600  Northrop Grumman Corporation             $464,800
     9,300  Pall Corporation                          198,206
     8,950  Parker Hannifin Corporation               394,919
     6,170  Phelps Dodge Corporation                  344,363
    19,300  Pitney Bowes, Inc.                        639,313
    25,000  Placer Dome, Inc.                         240,625
     6,100  Power-One, Inc.*                          239,806
    14,000  Rockwell International Corporation        666,750
    11,600  Sanmina Corporation*                      888,850
     6,376  Sealed Air Corporation*                   194,468
    48,900  Solectron Corporation*                  1,657,710
    11,100  Symbol Technologies, Inc.                 399,600
    11,000  Textron, Inc.                             511,500
    13,800  Thermo Electron Corporation*              410,550
     4,200  Thomas & Betts Corporation                 67,988
     4,600  Timken Company                             69,575
   134,501  Tyco International, Ltd.                7,464,806
    36,200  United Technologies Corporation         2,846,225
    47,699  Waste Management, Inc.                  1,323,647
            Total Capital Goods                    91,143,061

Communication Services (5.4%)
    24,000  ALLTEL Corporation                      1,498,500
   288,664  AT&T Corporation                        4,997,496
    21,376  Avaya, Inc.*                              220,440
   143,700  BellSouth Corporation                   5,882,719
    10,900  CenturyTel, Inc.                          389,675
    67,990  Global Crossing, Ltd.*                    973,107
    58,500  Nextel Communication, Inc.*             1,447,875
   127,372  Qwest Communications International,
            Inc.*                                   5,222,252
   260,360  SBC Communications, Inc.               12,432,190
    68,000  Sprint Corporation                      1,381,250
    71,700  Sprint PCS Group*                       1,465,369
   207,596  Verizon Communications                 10,405,749
   221,173  WorldCom, Inc.*                         3,110,245
            Total Communication Services           49,426,867

Consumer Cyclicals (7.8%)
     2,900  Adolph Coors Company                      232,906
     4,700  American Greetings Corporation             44,356
    69,400  Anheuser-Busch Companies, Inc.          3,157,700
     9,700  AutoZone, Inc.*                           276,450
    21,600  Bed Bath & Beyond, Inc.*                  483,300
    15,900  Best Buy Company, Inc.*                   470,044
     6,200  Black & Decker Corporation                243,350
     5,300  Brown-Forman Corporation, Class B         352,450
     6,600  Brunswick Corporation                     108,487
    56,060  Cendant Corporation*                     $539,577
     4,500  Centex Corporation                        169,031
    15,700  Circuit City Stores, Inc.-Circuit City
            Group                                     180,550
     8,400  Consolidated Stores Corporation*           89,250
    11,900  Convergys Corporation*                    539,219
     5,300  Cooper Tire & Rubber Company               56,312
    34,500  Costco Wholesale Corporation*           1,377,844
     3,100  Cummins Engine Company, Inc.              117,606
    30,100  CVS Corporation                         1,804,119
    11,366  Dana Corporation                          174,045
    42,894  Delphi Automotive Systems
            Corporation                               482,557
     6,800  Dillard's, Inc.                            80,325
    25,115  Dollar General Corporation                474,046
     6,700  Dow Jones & Company, Inc.                 379,387
    15,500  Federated Department Stores, Inc.*        542,500
    11,700  Fortune Brands, Inc.                      351,000
    20,300  Gannett Company, Inc.                   1,280,169
    65,262  Gap, Inc.                               1,664,181
    13,100  Genuine Parts Company                     343,056
    12,100  Goodyear Tire & Rubber Company            278,179
     7,100  H&R Block, Inc.                           293,763
     5,700  Harcourt General, Inc.                    326,040
    23,300  Harley-Davidson, Inc.                     926,175
     8,900  Harrah's Entertainment, Inc.*             234,737
    13,050  Hasbro, Inc.                              138,656
   178,100  Home Depot, Inc.                        8,136,944
    22,500  IMS Health, Inc.                          607,500
    23,500  Interpublic Group of Companies, Inc.    1,000,219
    19,900  JC Penney Company, Inc.                   216,412
     3,300  Kaufman and Broad Home Corporation        111,169
    37,100  Kmart Corporation*                        197,094
     5,600  Knight Ridder, Inc.                       318,500
    25,500  Kohl's Corporation*                     1,555,500
    14,900  Leggett & Platt, Inc.                     282,169
    32,704  Limited, Inc.                             558,012
     4,100  Liz Claiborne, Inc.                       170,662
     2,600  Longs Drug Stores Corporation              62,725
    29,400  Lowe's Companies, Inc.                  1,308,300
    34,300  Masco Corporation                         881,081
    32,650  Mattel, Inc.                              471,466
    22,700  May Department Stores Company             743,425
     5,900  Maytag Corporation                        190,644
    15,000  McGraw-Hill Companies, Inc.               879,375
     3,800  Meredith Corporation                      122,312
    12,500  Moody's Corporation                       321,094
     4,400  Navistar International Corporation*       115,225
    12,500  New York Times Company                    500,781
Consumer Cyclicals--continued
    20,473  Newell Rubbermaid, Inc.                  $465,761
    20,900  NIKE, Inc.                              1,166,481
     9,900  Nordstrom, Inc.                           180,056
    22,900  Office Depot, Inc.*                       163,162
    13,600  Omnicom Group, Inc.                     1,127,100
     6,000  PACCAR, Inc.                              295,500
     3,100  Pulte Corporation                         130,781
    14,200  RadioShack Corporation                    607,938
     4,200  Reebok International, Ltd.*               114,828
    25,700  Sears, Roebuck & Company                  893,075
    12,300  Sherwin-Williams Company                  323,644
     4,400  Snap-on, Inc.                             122,650
     6,500  Stanley Works                             202,719
    34,750  Staples, Inc.*                            410,484
    14,800  Starwood Hotels & Resorts Worldwide,
            Inc.                                      521,700
    68,900  Target Corporation                      2,222,025
    11,300  Tiffany & Company                         357,363
    21,600  TJX Companies, Inc.                       599,400
    15,500  Toys "R" Us, Inc.*                        258,656
    23,100  Tribune Company                           975,975
     9,400  TRW, Inc.                                 364,250
     4,300  Tupperware Corporation                     87,881
     8,600  VF Corporation                            311,664
     9,793  Visteon Corporation                       112,625
    77,900  Walgreen Company                        3,257,194
   343,600  Wal-Mart Stores, Inc.                  18,253,750
     5,000  Whirlpool Corporation                     238,437
            Total Consumer Cyclicals               70,727,075

Consumer Staples (10.5%)
     4,200  Alberto-Culver Company                    179,812
    32,377  Albertson's, Inc.                         857,991
    18,300  Avon Products, Inc.                       876,113
    32,200  Campbell Soup Company                   1,114,925
    21,550  Cardinal Health, Inc.                   2,146,919
    44,900  Carnival Corporation                    1,383,481
    44,900  Clear Channel Communications, Inc.*     2,174,844
    18,000  Clorox Company                            639,000
   190,700  Coca-Cola Company                      11,620,781
    32,000  Coca-Cola Enterprises, Inc.               608,000
    44,000  Colgate-Palmolive Company               2,840,200
    69,400  Comcast Corporation*                    2,897,450
    40,900  ConAgra Foods, Inc.                     1,063,400
     9,200  Darden Restaurants, Inc.                  210,450
     5,400  Deluxe Corporation                        136,458
    21,800  General Mills, Inc.                       971,463
    81,000  Gillette Company                        2,926,125
    10,500  Hershey Foods Corporation                $675,937
    28,100  Hilton Hotels Corporation                 295,050
    26,800  H.J. Heinz Company                      1,271,325
    31,000  Kellogg Company                           813,750
    41,092  Kimberly-Clark Corporation              2,904,793
    63,300  Kroger Company*                         1,713,056
    18,500  Marriott International, Inc.              781,625
   100,800  McDonald's Corporation                  3,427,200
    21,642  McKesson HBOC, Inc.                       776,731
   111,000  PepsiCo, Inc.                           5,501,438
   171,000  Phillip Morris Companies, Inc.          7,524,000
   100,300  Procter & Gamble Company                7,867,281
    10,100  Quaker Oats Company                       983,488
    23,400  Ralston Purina Company                    611,325
    13,600  Robert Half International, Inc.*          360,400
     9,200  R. R. Donnelley & Sons Company            248,400
    38,700  Safeway, Inc.*                          2,418,750
    64,100  Sara Lee Corporation                    1,574,456
    14,500  Starbucks Corporation*                    641,625
     9,900  SUPERVALU, Inc.                           137,362
    51,300  SYSCO Corporation                       1,539,000
   102,300  Time Warner, Inc.                       5,344,152
    11,120  TRICON Global Restaurants, Inc.*          366,960
    43,871  Unilever NV                             2,761,131
    12,300  UST, Inc.                                 345,169
   116,344  Viacom, Inc., Class B*                  5,439,082
   160,347  Walt Disney Company                     4,640,041
     8,600  Wendy's International, Inc.               225,750
    10,700  Winn-Dixie Stores, Inc.                   207,313
     8,900  Wm. Wrigley Jr. Company                   852,731
            Total Consumer Staples                 94,896,733

Energy (6.4%)
     6,800  Amerada Hess Corporation                  496,825
    19,186  Anadarko Petroleum Corporation          1,363,741
     9,600  Apache Corporation                        672,600
     5,400  Ashland, Inc.                             193,806
    25,600  Baker Hughes, Inc.                      1,064,000
    16,535  Burlington Resources, Inc.                835,018
    49,400  Chevron Corporation                     4,171,212
    47,807  Conoco, Inc., Class B                   1,383,415
     9,800  Devon Energy Corporation                  597,506
     9,000  EOG Resources, Inc.                       492,188
   267,404  Exxon Mobil Corporation                23,247,435
    33,900  Halliburton Company                     1,228,875
     7,224  Kerr-McGee Corporation                    483,556
    11,200  Nabors Industries, Inc.*                  662,480
    28,200  Occidental Petroleum Corporation          683,850
    19,600  Phillips Petroleum Company              1,114,750
Energy--continued
     7,000  Rowan Companies, Inc.*                   $189,000
   164,900  Royal Dutch Petroleum Company           9,986,756
    44,100  Schlumberger, Ltd.                      3,525,244
     6,400  Sunoco, Inc.                              215,600
    42,300  Texaco, Inc.                            2,627,888
    11,200  Tosco Corporation                         380,100
    16,211  Transocean Sedco Forex, Inc.              745,706
    18,700  Unocal Corporation                        723,456
    23,900  USX-Marathon Group                        663,225
            Total Energy                           57,748,232

Financials (17.5%)
    10,949  Aetna, Inc.                               449,593
    20,500  AFLAC, Inc.                             1,479,844
    56,282  Allstate Corporation                    2,451,785
     8,100  Ambac Financial Group, Inc.               472,331
   102,300  American Express Company                5,620,106
    19,362  American General Corporation            1,578,003
   179,104  American International Group, Inc.     17,652,938
    28,750  AmSouth Bancorporation                    438,437
    19,725  Aon Corporation                           675,581
   125,189  Bank of America Corporation             5,743,045
    57,100  Bank of New York Company, Inc.          3,151,206
    88,953  BANK ONE Corporation                    3,257,904
    30,500  BB&T Corporation                        1,138,031
     8,231  Bear Stearns Companies, Inc.              417,209
    15,100  Capital One Financial Corporation         993,769
   106,325  Charles Schwab Corporation              3,016,972
    15,995  Charter One Fiancial, Inc.                461,856
   100,768  Chase Manhattan Corporation             4,578,646
    13,400  Chubb Corporation                       1,159,100
    11,800  CIGNA Corporation                       1,561,140
    12,400  Cincinnati Financial Corporation          490,575
    19,900  CIT Group, Inc.                           400,488
   386,639  Citigroup, Inc.                        19,742,754
    12,150  Comerica, Inc.                            721,406
    25,007  Conseco, Inc.                             329,780
     8,900  Countrywide Credit Industries, Inc.       447,225
    77,500  Fannie Mae                              6,723,125
    35,562  Fifth Third Bancorp                     2,124,829
    75,332  First Union Corporation                 2,095,171
    73,064  Firstar Corporation                     1,698,738
    69,613  FleetBoston Financial Corporation       2,614,838
    18,800  Franklin Resources, Inc.                  716,280
    53,500  Freddie Mac                             3,684,812
    12,300  Golden West Financial Corporation         830,250
    17,500  Hartford Financial Services Group, Inc. 1,235,937
    36,286  Household International, Inc.           1,995,730
    19,171  Huntington Bancshares, Inc.              $310,331
     7,900  Jefferson-Pilot Corporation               590,525
    12,400  J.P. Morgan & Company, Inc.             2,052,200
    32,700  KeyCorp                                   915,600
    18,400  Lehman Brothers Holdings, Inc.          1,244,300
    14,800  Lincoln National Corporation              700,225
     7,800  Loews Corporation                         807,788
    21,350  Marsh & McLennan Companies, Inc.        2,497,950
     7,700  MBIA, Inc.                                570,763
    65,468  MBNA Corporation                        2,418,224
    37,600  Mellon Financial Corporation            1,849,450
    62,400  Merrill Lynch & Company, Inc.           4,254,900
    58,700  MetLife, Inc.                           2,054,500
     8,300  MGIC Investment Corporation               559,731
    86,250  Morgan Stanley Dean Witter &
            Company                                 6,835,313
    46,600  National City Corporation               1,339,750
    17,000  Northern Trust Corporation              1,386,563
    10,685  Old Kent Financial Corporation            467,469
    22,400  PNC Financial Services Group, Inc.      1,636,600
     5,600  Progressive Corporation                   580,300
    22,000  Providian Financial Corporation         1,265,000
    16,900  Regions Financial Corporation             461,581
     9,600  SAFECO Corporation                        315,600
    13,000  SouthTrust Corporation                    528,937
    16,746  St. Paul Companies, Inc.                  909,517
    12,500  State Street Corporation                1,552,625
    17,000  Stilwell Financial, Inc.                  670,437
    13,300  Summit Bancorp                            507,894
    22,700  SunTrust Banks, Inc.                    1,430,100
    21,600  Synovus Financial Corporation             581,850
     9,234  T. Rowe Price Associates, Inc.            390,281
     9,700  Torchmark Corporation                     372,844
    10,200  Union Planters Corporation                364,650
    18,524  UNUMProvident                             497,832
    57,897  U.S. Bancorp                            1,689,869
    12,600  USA Education, Inc.                       856,800
    15,600  Wachovia Corporation                      906,750
    41,629  Washington Mutual, Inc.                 2,208,939
   131,500  Wells Fargo & Company                   7,322,906
            Total Financials                      158,056,328

Health Care (12.9%)
   119,000  Abbott Laboratories                     5,764,063
    10,100  Allergan, Inc.                            977,806
    18,200  ALZA Corporation*                         773,500
   100,800  American Home Products Corporation      6,405,840
    79,400  Amgen, Inc.*                            5,076,638
     4,100  Bausch & Lomb, Inc.                       165,794
Health Care--continued
    22,600  Baxter International, Inc.             $1,995,863
    19,400  Becton, Dickinson and Company             671,725
    11,500  Biogen, Inc.*                             690,719
    13,800  Biomet, Inc.                              547,687
    31,100  Boston Scientific Corporation*            425,681
   150,400  Bristol-Myers Squibb Company           11,120,200
    14,700  Chiron Corporation*                       654,150
     3,800  C.R. Bard , Inc.                          176,937
    86,700  Eli Lilly and Company                   8,068,519
     6,900  Forest Laboratories, Inc.*                916,837
    23,800  Guidant Corporation*                    1,283,713
    42,500  HCA - The Healthcare Company            1,870,425
    29,700  HEALTHSOUTH Corporation*                  484,481
    13,000  Humana, Inc.*                             198,250
   106,900  Johnson & Johnson                      11,231,181
    13,100  King Pharmaceuticals, Inc.*               677,106
     7,700  Manor Care, Inc.*                         158,813
    16,200  MedImmune, Inc.*                          772,537
    92,500  Medtronic, Inc.                         5,584,688
   177,400  Merck & Company, Inc.                  16,609,075
   485,275  Pfizer, Inc.                           22,322,650
     8,700  Quintiles Transnational Corporation*      182,156
   112,500  Schering-Plough Corporation             6,384,375
     6,621  St. Jude Medical, Inc.*                   406,778
    15,100  Stryker Corporation                       763,909
    24,400  Tenet Healthcare Corporation            1,084,275
    24,800  UnitedHealth Group, Inc.                1,522,100
     7,900  Watson Pharmaceuticals, Inc.*             404,381
     5,000  Wellpoint Health Networks, Inc.*          576,250
            Total Health Care                     116,949,102

Technology (21.7%)
     7,500  Adaptec, Inc.*                             76,875
    59,300  ADC Telecommunications, Inc.*           1,074,813
    18,500  Adobe Systems, Inc.                     1,076,469
    24,100  Advanced Micro Devices, Inc.*             332,881
    35,015  Agilent Technologies, Inc.*             1,917,071
    30,400  Altera Corporation*                       799,900
   179,700  America Online, Inc.*                   6,253,560
    27,500  Analog Devices, Inc.*                   1,407,656
     6,075  Andrew Corporation*                       132,131
    24,800  Apple Computer, Inc.*                     368,900
    16,400  Applera Corporation                     1,542,625
    62,300  Applied Materials, Inc.*                2,379,081
    22,600  Applied Micro Circuits Corporation*     1,696,058
     4,300  Autodesk, Inc.                            115,831
    48,500  Automatic Data Processing, Inc.         3,070,656
    18,800  BMC Software, Inc.*                       263,200
    18,100  Broadcom Corporation*                  $1,520,400
    20,600  BroadVision, Inc.*                        243,338
    14,100  Cabletron Systems, Inc.*                  212,381
    11,000  Ceridian Corporation*                     219,313
   553,600  Cisco Systems, Inc.*                   21,175,200
    14,000  Citrix Systems, Inc.*                     315,000
   130,693  Compaq Computers Corporation            1,966,930
    44,612  Computer Associates International, Inc.   869,934
    13,100  Computer Sciences Corporation*            787,638
    27,900  Compuware Corporation*                    174,375
    12,700  Comverse Technology, Inc.*              1,379,537
    17,400  Conexant Systems, Inc.*                   267,525
   198,900  Dell Computer Corporation*              3,468,319
    23,100  Eastman Kodak Company                     909,562
    36,000  Electronic Data Systems Corporation     2,079,000
   168,386  EMC Corporation*                       11,197,669
    10,700  Equifax, Inc.                             306,956
    30,400  First Data Corporation                  1,601,700
    24,800  Gateway, Inc.*                            446,152
   152,100  Hewlett-Packard Company                 4,800,656
   517,600  Intel Corporation                      15,560,350
   135,000  International Business Machines
            Corporation                            11,475,000
    15,800  Intuit, Inc.*                             623,112
    74,000  JDS Uniphase Corporation*               3,084,875
    14,200  KLA-Tencor Corporation*                   478,362
     9,800  Lexmark International Group, Inc.*        434,263
    24,400  Linear Technology Corporation           1,128,500
    24,500  LSI Logic Corporation*                    418,705
   256,822  Lucent Technologies, Inc.               3,467,097
    21,800  Maxim Integrated Products, Inc.*        1,042,312
     6,300  Mercury Interactive Corporation*          568,575
    43,600  Micron Technology, Inc.*                1,547,800
   410,100  Microsoft Corporation*                 17,788,088
   167,890  Motorola, Inc.                          3,399,773
    13,700  National Semiconductor Corporation*       275,713
     7,400  NCR Corporation*                          363,525
    24,500  Network Appliance, Inc.*                1,572,594
   238,200  Nortel Networks Corporation             7,637,287
    25,100  Novell, Inc.*                             130,989
     9,900  Novellus Systems, Inc.*                   355,781
   430,448  Oracle Corporation*                    12,509,895
    43,600  Palm, Inc.*                             1,234,425
    20,700  Parametric Technology Corporation*        278,156
    28,500  Paychex, Inc.                           1,385,813
    21,900  PeopleSoft, Inc.*                         814,406
     4,000  PerkinElmer, Inc.                         420,000
     7,200  QLogic Corporation*                       554,400
    57,600  QUALCOMM, Inc.*                         4,734,000
Technology--continued
    26,000  Raytheon Company                         $807,625
     9,749  Sabre, Inc.                               420,426
     9,300  Sapient Corporation*                      111,019
    12,400  Scientific-Atlanta, Inc.                  403,775
    33,100  Siebel Systems, Inc.*                   2,238,387
   247,600  Sun Microsystems, Inc.*                 6,901,850
     7,200  Tektronix, Inc.                           242,550
    31,700  Tellabs, Inc.*                          1,791,050
    13,400  Teradyne, Inc.*                           499,150
   133,100  Texas Instruments, Inc.                 6,305,612
    23,900  Unisys Corporation*                       349,538
    30,000  VERITAS Software Corporation*           2,625,000
    13,800  Vitesse Semiconductor Corporation*        763,313
     7,100  W.W. Grainger, Inc.                       259,150
    51,200  Xerox Corporation                         236,800
    25,400  Xilinx, Inc.*                           1,171,575
    42,900  Yahoo!, Inc.*                           1,289,681
            Total Technology                      196,149,589

Transportation (0.6%)
    11,400  AMR Corporation*                          446,738
    30,292  Burlington Northern Santa Fe
            Corporation                               857,642
    16,400  CSX Corporation                           425,375
     9,600  Delta Air Lines, Inc.                     481,800
    21,760  FedEx Corporation                         869,530
    29,300  Norfolk Southern Corporation              390,056
     4,500  Ryder System, Inc.                         74,813
    38,500  Southwest Airlines Company              1,290,905
    19,000  Union Pacific Corporation                 964,250
     5,000  US Airways Group, Inc.*                   202,812
            Total Transportation                    6,003,921

Utilities (4.0%)
    35,300  AES Corporation*                        1,954,737
     8,600  Allegheny Energy, Inc.                    414,413
    10,400  Ameren Corporation                        481,650
    24,860  American Electric Power Company,
            Inc.                                    1,155,990
    21,700  Calpine Corporation*                      977,856
    12,300  Cinergy Corporation                       432,037
     9,300  CMS Energy Corporation                    294,694
    16,600  Coastal Corporation                     1,465,988
    16,400  Consolidated Edison, Inc.                 631,400
    11,600  Constellation Energy Group, Inc.          522,725
    18,347  Dominion Resources, Inc.                1,229,249
    11,000  DTE Energy Company                        428,312
    28,508  Duke Energy Corporation                 2,430,307
    24,900  Dynegy, Inc.                           $1,395,956
    24,900  Edison International                      389,062
    17,900  El Paso Energy Corporation              1,282,087
    57,500  Enron Corporation                       4,779,688
    17,000  Entergy Corporation                       719,313
    24,512  Exelon Corporation                      1,720,988
    17,400  FirstEnergy Corporation                   549,187
    13,600  FPL Group, Inc.                           975,800
     9,400  GPU, Inc.                                 346,038
    10,300  KeySpan Corporation                       436,462
     8,800  Kinder Morgan, Inc.                       459,250
    12,200  Niagara Mohawk Holdings, Inc.*            203,587
     3,500  Nicor, Inc.                               151,156
    15,709  NiSource, Inc.                            483,052
     2,200  ONEOK, Inc.                               105,875
     2,700  Peoples Energy Corporation                120,825
    29,500  PG&E Corporation                          590,000
     6,400  Pinnacle West Capital Corporation         304,800
    11,200  PPL Corporation                           506,100
    25,621  Progress Energy, Inc.                   1,260,219
    16,600  Public Service Enterprise Group, Inc.     807,175
    22,773  Reliant Energy, Inc.                      986,356
    15,475  Sempra Energy                             359,794
    52,000  Southern Company                        1,729,000
    19,817  TXU Corporation                           878,141
    33,800  Williams Companies, Inc.                1,349,888
    26,205  Xcel Energy, Inc.                         761,583
            Total Utilities                        36,070,740

            Total Common Stocks
            (cost basis $718,810,444)             903,103,041

 Principal                                     Interest   Maturity       Market
  Amount    Short-Term Investments (0.4%)      Rate /1/     Date          Value

$3,316,000 Countrywide Home Loans, Inc.         6.700%     1/2/01     $3,315,392
           Total Short-Term Investments
           (amortized cost basis $3,315,392)                           3,315,392

           Total Investments (100.2%)
           (amortized cost basis $722,125,836)                       906,418,433

           Other Assets,
           Less Liabilities (-0.2%)                                  (1,576,467)

           NET ASSETS (100.0%)                                      $904,841,966

__________

*   Non-income producing securities
/1/ The interest rate shown reflects the discount rate at the date of purchase

See page 111 for a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Balanced Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective
The portfolio seeks capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Large Company Stock, Bond and Money Market Portfolios.

Shares  Common Stocks ( 55.2% )                   Market Value
Basic Materials ( 1.6% )
     8,700  Air Products and Chemicals, Inc.         $356,700
    12,200  Alcan Aluminium, Ltd.                     417,087
    32,564  Alcoa, Inc.                             1,090,894
     2,981  Allegheny Technologies, Inc.               47,323
    23,863  Archer Daniels Midland Company            357,945
     1,100  Ball Corporation                           50,669
     2,000  Bemis Company, Inc.                        67,125
     2,100  Boise Cascade Corporation                  70,612
    25,600  Dow Chemical Company                      937,600
     3,000  Eastman Chemical Company                  146,250
     4,700  Ecolab, Inc.                              202,981
    39,419  E.I. du Pont de Nemours and
            Company                                 1,904,430
     4,650  Engelhard Corporation                      94,744
     1,200  FMC Corporation*                           86,025
     8,483  Georgia-Pacific Group                     264,033
     1,900  Great Lakes Chemical Corporation           70,656
     3,900  Hercules, Inc.                             74,344
     3,500  International Flavors & Fragrances, Inc.   71,094
    18,221  International Paper Company               743,645
     3,800  Louisiana-Pacific Corporation              38,475
     3,800  Mead Corporation                          119,225
     3,000  Nucor Corporation                         119,063
     5,900  Pactiv Corporation*                        73,013
    48,701  Pharmacia Corporation                   2,970,761
     1,100  Potlatch Corporation                       36,919
     6,400  PPG Industries, Inc.                      296,400
     6,000  Praxair, Inc.                             266,250
     8,311  Rohm and Haas Company                     301,793
     2,800  Sigma-Aldrich Corporation                 110,075
     1,800  Temple-Inland, Inc.                        96,525
     5,200  Union Carbide Corporation                 279,825
     3,300  USX-U.S. Steel Group                       59,400
     3,900  Vulcan Materials Company                  186,712
     3,700  Westvaco Corporation                      107,994
     8,300  Weyerhaeuser Company                      421,225
     4,100  Willamette Industries, Inc.               192,444
     3,200  Worthington Industries, Inc.               25,800
            Total Basic Materials                  12,756,056

Capital Goods ( 5.6% )
     7,300  Allied Waste Industries, Inc.*           $106,306
     7,200  American Power Conversion
            Corporation*                               89,100
     4,100  Avery Dennison Corporation                224,988
    14,900  Barrick Gold Corporation                  244,062
     3,800  BFGoodrich Company                        138,225
    33,528  Boeing Company                          2,212,848
       800  Briggs & Stratton Corporation              35,500
    13,000  Caterpillar, Inc.                         615,062
     3,500  Cooper Industries, Inc.                   160,781
    34,700  Corning, Inc.                           1,832,594
     2,250  Crane Company                              63,984
     5,400  Danaher Corporation                       369,225
     8,900  Deere & Company                           407,731
     7,700  Dover Corporation                         312,331
     2,700  Eaton Corporation                         203,006
    16,200  Emerson Electric Company                1,276,763
     2,800  Fluor Corporation*                         92,575
    70,700  Ford Motor Company                      1,657,031
     5,600  Freeport-McMoRan Copper & Gold,
            Inc., Class B*                             47,950
     7,500  General Dynamics Corporation              585,000
   374,200  General Electric Company               17,938,212
    21,300  General Motors Corporation              1,084,969
     9,900  Homestake Mining Company                   41,456
    30,137  Honeywell International, Inc.           1,425,857
    11,400  Illinois Tool Works, Inc.                 679,013
     6,700  Inco, Ltd.*                               112,292
     6,000  Ingersoll-Rand Company                    251,250
     3,300  ITT Industries, Inc.                      127,875
     3,300  Johnson Controls, Inc.                    171,600
    16,300  Lockheed Martin Corporation               553,385
     2,200  McDermott International, Inc.              23,650
     1,700  Millipore Corporation                     107,100
    15,000  Minnesota Mining and Manufacturing
            Company                                 1,807,500
     7,450  Molex, Inc.                               264,475
     1,500  National Service Industries, Inc.          38,531

Capital Goods--continued
     6,217  Newmont Mining Corporation               $106,078
     2,800  Northrop Grumman Corporation              232,400
     4,500  Pall Corporation                           95,906
     4,400  Parker Hannifin Corporation               194,150
     2,920  Phelps Dodge Corporation                  162,972
     9,400  Pitney Bowes, Inc.                        311,375
    12,300  Placer Dome, Inc.                         118,388
     3,000  Power-One, Inc.*                          117,938
     7,000  Rockwell International Corporation        333,375
     5,800  Sanmina Corporation*                      444,425
     3,064  Sealed Air Corporation*                    93,452
    24,000  Solectron Corporation*                    813,600
     5,500  Symbol Technologies, Inc.                 198,000
     5,400  Textron, Inc.                             251,100
     6,800  Thermo Electron Corporation*              202,300
     2,100  Thomas & Betts Corporation                 33,994
     2,200  Timken Company                             33,275
    66,073  Tyco International, Ltd.                3,667,051
    17,800  United Technologies Corporation         1,399,525
    23,430  Waste Management, Inc.                    650,183
            Total Capital Goods                    44,761,714

Communication Services ( 3.0% )
    11,800  ALLTEL Corporation                        736,762
   141,665  AT&T Corporation                        2,452,575
    10,439  Avaya, Inc.*                              107,652
    70,500  BellSouth Corporation                   2,886,094
     5,350  CenturyTel, Inc.                          191,263
    33,310  Global Crossing, Ltd.*                    476,749
    28,800  Nextel Communication, Inc.*               712,800
    62,518  Qwest Communications
            International, Inc.*                    2,563,238
   127,862  SBC Communications, Inc.                6,105,411
    33,400  Sprint Corporation                        678,438
    35,100  Sprint PCS Group*                         717,356
   101,970  Verizon Communications                  5,111,246
   108,721  WorldCom, Inc.*                         1,528,889
            Total Communication Services           24,268,473

Consumer Cyclicals ( 4.3% )
     1,400  Adolph Coors Company                      112,438
     2,400  American Greetings Corporation             22,650
    34,100  Anheuser-Busch Companies, Inc.          1,551,550
     4,700  AutoZone, Inc.*                           133,950
    10,600  Bed Bath & Beyond, Inc.*                  237,175
     7,800  Best Buy Company, Inc.*                   230,588
     3,100  Black & Decker Corporation                121,675
     2,700  Brown-Forman Corporation, Class B         179,550
     3,200  Brunswick Corporation                     $52,600
    27,460  Cendant Corporation*                      264,302
     2,200  Centex Corporation                         82,637
     7,600  Circuit City Stores, Inc.-Circuit City
            Group                                      87,400
     4,100  Consolidated Stores Corporation*           43,563
     5,900  Convergys Corporation*                    267,344
     2,600  Cooper Tire & Rubber Company               27,625
    16,900  Costco Wholesale Corporation*             674,944
     1,500  Cummins Engine Company, Inc.               56,906
    14,900  CVS Corporation                           893,069
     5,479  Dana Corporation                           83,897
    20,976  Delphi Automotive Systems
            Corporation                               235,980
     3,300  Dillard's, Inc.                            38,981
    12,422  Dollar General Corporation                234,465
     3,300  Dow Jones & Company, Inc.                 186,863
     7,600  Federated Department Stores, Inc.*        266,000
     5,700  Fortune Brands, Inc.                      171,000
    10,000  Gannett Company, Inc.                     630,625
    31,900  Gap, Inc.                                 813,450
     6,500  Genuine Parts Company                     170,219
     5,800  Goodyear Tire & Rubber Company            133,342
     3,400  H&R Block, Inc.                           140,675
     2,700  Harcourt General, Inc.                    154,440
    11,500  Harley-Davidson, Inc.                     457,125
     4,300  Harrah's Entertainment, Inc.*             113,413
     6,400  Hasbro, Inc.                               68,000
    87,400  Home Depot, Inc.                        3,993,088
    11,000  IMS Health, Inc.                          297,000
    11,600  Interpublic Group of Companies, Inc.      493,725
     9,700  J.C. Penney Company, Inc.                 105,487
     1,600  Kaufman and Broad Home Corporation         53,900
    18,100  Kmart Corporation*                         96,156
     2,800  Knight Ridder, Inc.                       159,250
    12,500  Kohl's Corporation*                       762,500
     7,300  Leggett & Platt, Inc.                     138,244
    16,062  Limited, Inc.                             274,058
     2,000  Liz Claiborne, Inc.                        83,250
     1,400  Longs Drug Stores Corporation              33,775
    14,500  Lowe's Companies, Inc.                    645,250
    16,800  Masco Corporation                         431,550
    15,925  Mattel, Inc.                              229,957
    11,200  May Department Stores Company             366,800
     2,900  Maytag Corporation                         93,706
     7,300  McGraw-Hill Companies, Inc.               427,962
     1,900  Meredith Corporation                       61,156
     6,000  Moody's Corporation                       154,125

Consumer Cyclicals--continued
     2,200  Navistar International Corporation*       $57,612
     6,200  New York Times Company                    248,387
    10,026  Newell Rubbermaid, Inc.                   228,091
    10,200  NIKE, Inc.                                569,288
     4,800  Nordstrom, Inc.                            87,300
    11,100  Office Depot, Inc.*                        79,088
     6,700  Omnicom Group, Inc.                       555,263
     2,900  PACCAR, Inc.                              142,825
     1,500  Pulte Corporation                          63,281
     7,000  RadioShack Corporation                    299,687
     2,100  Reebok International, Ltd.*                57,414
    12,500  Sears, Roebuck & Company                  434,375
     6,000  Sherwin-Williams Company                  157,875
     2,200  Snap-on, Inc.                              61,325
     3,200  Stanley Works                              99,800
    17,100  Staples, Inc.*                            201,994
    33,800  Target Corporation                      1,090,050
     5,400  Tiffany & Company                         170,775
    10,600  TJX Companies, Inc.                       294,150
     7,700  Toys "R" Us, Inc.*                        128,494
    11,400  Tribune Company                           481,650
     4,600  TRW, Inc.                                 178,250
     2,100  Tupperware Corporation                     42,919
     4,200  VF Corporation                            152,208
     4,856  Visteon Corporation                        55,848
    38,200  Walgreen Company                        1,597,237
   168,700  Wal-Mart Stores, Inc.                   8,962,187
     2,400  Whirlpool Corporation                     114,450
            Total Consumer Cyclicals               34,451,203

Consumer Staples ( 5.8% )
     2,100  Alberto-Culver Company                     89,906
    15,722  Albertson's, Inc.                         416,633
     9,000  Avon Products, Inc.                       430,875
    15,900  Campbell Soup Company                     550,538
    10,550  Cardinal Health, Inc.                   1,051,044
    22,000  Carnival Corporation                      677,875
    22,000  Clear Channel Communications, Inc.*     1,065,625
     8,900  Clorox Company                            315,950
    93,600  Coca-Cola Company                       5,703,750
    15,600  Coca-Cola Enterprises, Inc.               296,400
    21,600  Colgate-Palmolive Company               1,394,280
    34,000  Comcast Corporation*                    1,419,500
    20,100  ConAgra, Inc.                             522,600
     4,500  Darden Restaurants, Inc.                  102,937
     2,700  Deluxe Corporation                         68,229
    10,600  General Mills, Inc.                       472,362
    39,800  Gillette Company                       $1,437,775
     5,200  Hershey Foods Corporation                 334,750
    13,900  Hilton Hotels Corporation                 145,950
    13,150  H.J. Heinz Company                        623,803
    15,300  Kellogg Company                           401,625
    20,180  Kimberly-Clark Corporation              1,426,524
    31,000  Kroger Company*                           838,938
     9,100  Marriott International, Inc.              384,475
    49,500  McDonald's Corporation                  1,683,000
    10,680  McKesson HBOC, Inc.                       383,305
    54,600  PepsiCo, Inc.                           2,706,112
    84,000  Phillip Morris Companies, Inc.          3,696,000
    49,300  Procter & Gamble Company                3,866,969
     5,000  Quaker Oats Company                       486,875
    11,600  Ralston Purina Company                    303,050
     6,600  Robert Half International, Inc.*          174,900
     4,500  R. R. Donnelley & Sons Company            121,500
    18,900  Safeway, Inc.*                          1,181,250
    31,400  Sara Lee Corporation                      771,263
     7,100  Starbucks Corporation*                    314,175
     4,900  SUPERVALU, Inc.                            67,987
    25,400  SYSCO Corporation                         762,000
    50,100  Time Warner, Inc.                       2,617,224
     5,530  TRICON Global Restaurants, Inc.*          182,490
    21,682  Unilever                                1,364,611
     6,000  UST, Inc.                                 168,375
    57,125  Viacom, Inc., Class B*                  2,670,594
    78,687  Walt Disney Company                     2,277,005
     4,200  Wendy's International, Inc.               110,250
     5,200  Winn-Dixie Stores, Inc.                   100,750
     4,400  Wm. Wrigley Jr. Company                   421,575
            Total Consumer Staples                 46,603,604

Energy ( 3.5% )
     3,300  Amerada Hess Corporation                  241,106
     9,518  Anadarko Petroleum Corporation            676,539
     4,700  Apache Corporation                        329,294
     2,600  Ashland, Inc.                              93,314
    12,520  Baker Hughes, Inc.                        520,363
     8,167  Burlington Resources, Inc.                412,433
    24,300  Chevron Corporation                     2,051,831
    23,528  Conoco, Inc., Class B                     680,842
     4,900  Devon Energy Corporation                  298,753
     4,500  EOG Resources, Inc.                       246,094
   131,336  Exxon Mobil Corporation                11,418,023
    16,600  Halliburton Company                       601,750
     3,680  Kerr-McGee Corporation                    246,330
     5,500  Nabors Industries, Inc.*                  325,325
Energy--continued
    13,900  Occidental Petroleum Corporation         $337,075
     9,600  Phillips Petroleum Company                546,000
     3,500  Rowan Companies, Inc.*                     94,500
    81,000  Royal Dutch Petroleum Company           4,905,563
    21,600  Schlumberger, Ltd.                      1,726,650
     3,200  Sunoco, Inc.                              107,800
    20,700  Texaco, Inc.                            1,285,988
     5,500  Tosco Corporation                         186,656
     7,936  Transocean Sedco Forex, Inc.              365,056
     9,200  Unocal Corporation                        355,925
    11,600  USX-Marathon Group                        321,900
            Total Energy                           28,375,110

Financials ( 9.6% )
    10,000  AFLAC, Inc.                               721,875
    27,696  Allstate Corporation                    1,206,507
     4,050  Ambac Financial Group, Inc.               236,166
    50,200  American Express Company                2,757,862
     9,608  American General Corporation              783,052
    87,940  American International Group, Inc.      8,667,586
    14,000  AmSouth Bancorporation                    213,500
     9,650  Aon Corporation                           330,513
    61,485  Bank of America Corporation             2,820,624
    28,000  Bank of New York Company, Inc.          1,545,250
    43,732  BANK ONE Corporation                    1,601,685
    14,900  BB&T Corporation                          555,956
     4,078  Bear Stearns Companies, Inc.              206,704
     7,500  Capital One Financial Corporation         493,594
    52,225  Charles Schwab Corporation              1,481,884
     7,765  Charter One Fiancial, Inc.                224,214
    49,520  Chase Manhattan Corporation             2,250,065
     6,600  Chubb Corporation                         570,900
     5,800  CIGNA Corporation                         767,340
     6,100  Cincinnati Financial Corporation          241,331
     9,700  CIT Group, Inc.                           195,213
   189,890  Citigroup, Inc.                         9,696,258
     5,900  Comerica, Inc.                            350,312
    12,099  Conseco, Inc.                             159,556
     4,400  Countrywide Credit Industries, Inc.       221,100
    38,000  Fannie Mae                              3,296,500
    17,450  Fifth Third Bancorp                     1,042,638
    36,910  First Union Corporation                 1,026,559
    35,809  Firstar Corporation                       832,559
    34,129  FleetBoston Financial Corporation       1,281,971
     9,200  Franklin Resources, Inc.                  350,520
    26,200  Freddie Mac                             1,804,525
     6,100  Golden West Financial Corporation         411,750
     8,500  Hartford Financial Services Group, Inc.  $600,312
    17,699  Household International, Inc.             973,445
     9,316  Huntington Bancshares, Inc.               150,803
     4,000  Jefferson-Pilot Corporation               299,000
     6,200  J.P. Morgan & Company, Inc.             1,026,100
    16,000  KeyCorp                                   448,000
     9,000  Lehman Brothers Holdings, Inc.            608,625
     7,300  Lincoln National Corporation              345,381
     3,800  Loews Corporation                         393,538
    10,350  Marsh & McLennan Companies, Inc.        1,210,950
     3,800  MBIA, Inc.                                281,675
    32,037  MBNA Corporation                        1,183,367
    18,500  Mellon Financial Corporation              909,969
    30,700  Merrill Lynch & Company, Inc.           2,093,356
    28,800  MetLife, Inc.                           1,008,000
     4,000  MGIC Investment Corporation               269,750
    42,390  Morgan Stanley Dean Witter &
            Company                                 3,359,408
    22,900  National City Corporation                 658,375
     8,500  Northern Trust Corporation                693,281
     5,130  Old Kent Financial Corporation            224,437
    10,900  PNC Financial Services Group, Inc.        796,381
     2,900  Progressive Corporation                   300,512
    10,800  Providian Financial Corporation           621,000
     8,300  Regions Financial Corporation             226,694
     4,700  SAFECO Corporation                        154,513
     6,400  SouthTrust Corporation                    260,400
     8,222  St. Paul Companies, Inc.                  446,557
     7,300  Starwood Hotels & Resorts Worldwide,
            Inc.                                      257,325
     6,100  State Street Corporation                  757,681
     8,300  Stilwell Financial, Inc.                  327,331
     6,500  Summit Bancorp                            248,219
    11,100  SunTrust Banks, Inc.                      699,300
    10,550  Synovus Financial Corporation             284,191
     4,500  T. Rowe Price Associates, Inc.            190,195
     4,700  Torchmark Corporation                     180,656
     5,000  Union Planters Corporation                178,750
     9,058  UNUMProvident                             243,434
    28,389  U.S. Bancorp                              828,604
     6,200  USA Education, Inc.                       421,600
     7,600  Wachovia Corporation                      441,750
    20,317  Washington Mutual, Inc.                 1,078,071
    64,560  Wells Fargo & Company                   3,595,185
            Total Financials                       77,622,190

Health Care ( 7.2% )
    58,400  Abbott Laboratories                     2,828,750
Health Care--continued
     5,314  Aetna, Inc.                              $218,206
     5,000  Allergan, Inc.                            484,062
     9,000  ALZA Corporation*                         382,500
    49,600  American Home Products
            Corporation                             3,152,080
    39,000  Amgen, Inc.*                            2,493,563
     2,000  Bausch & Lomb, Inc.                        80,875
    11,200  Baxter International, Inc.                989,100
     9,600  Becton, Dickinson and Company             332,400
     5,600  Biogen, Inc.*                             336,350
     6,800  Biomet, Inc.                              269,875
    15,300  Boston Scientific Corporation*            209,419
    73,900  Bristol-Myers Squibb Company            5,463,981
     7,200  Chiron Corporation*                       320,400
     2,000  C.R. Bard , Inc.                           93,125
    42,600  Eli Lilly and Company                   3,964,463
     3,400  Forest Laboratories, Inc.*                451,775
    11,700  Guidant Corporation*                      631,069
    20,850  HCA - The Healthcare Company              917,609
    14,500  HEALTHSOUTH Corporation*                  236,531
     6,300  Humana, Inc.*                              96,075
    52,500  Johnson & Johnson                       5,515,781
     6,300  King Pharmaceuticals, Inc.*               325,631
     3,800  Manor Care, Inc.*                          78,375
     8,000  MedImmune, Inc.*                          381,500
    45,400  Medtronic, Inc.                         2,741,025
    87,100  Merck & Company, Inc.                   8,154,737
   238,250  Pfizer, Inc.                           10,959,500
     4,200  Quintiles Transnational Corporation*       87,938
    55,200  Schering-Plough Corporation             3,132,600
     3,195  St. Jude Medical, Inc.*                   196,293
     7,400  Stryker Corporation                       374,366
    11,900  Tenet Healthcare Corporation              528,806
    12,200  UnitedHealth Group, Inc.                  748,775
     3,900  Watson Pharmaceuticals, Inc.*             199,631
     2,400  Wellpoint Health Networks, Inc.*          276,600
            Total Health Care                      57,653,766

Technology ( 12.0% )
     3,600  Adaptec, Inc.*                             36,900
    29,000  ADC Telecommunications, Inc.*             525,625
     9,100  Adobe Systems, Inc.                       529,506
    11,800  Advanced Micro Devices, Inc.*             162,987
    17,163  Agilent Technologies, Inc.*               939,674
    14,900  Altera Corporation*                       392,056
    88,200  America Online, Inc.*                   3,069,360
    13,500  Analog Devices, Inc.*                     691,031
     3,000  Andrew Corporation*                       $65,250
    12,100  Apple Computer, Inc.*                     179,987
     8,000  Applera Corporation                       752,500
    30,700  Applied Materials, Inc.*                1,172,356
    11,200  Applied Micro Circuits Corporation*       840,524
     2,100  Autodesk, Inc.                             56,569
    23,800  Automatic Data Processing, Inc.         1,506,838
     9,100  BMC Software, Inc.*                       127,400
     8,900  Broadcom Corporation*                     747,600
    10,100  BroadVision, Inc.*                        119,306
     6,800  Cabletron Systems, Inc.*                  102,425
     5,500  Ceridian Corporation*                     109,656
   271,800  Cisco Systems, Inc.*                   10,396,350
     6,900  Citrix Systems, Inc.*                     155,250
    64,100  Compaq Computer Corporation               964,705
    21,875  Computer Associates International, Inc.   426,563
     6,400  Computer Sciences Corporation*            384,800
    13,600  Compuware Corporation*                     85,000
     6,200  Comverse Technology, Inc.*                673,475
     8,600  Conexant Systems, Inc.*                   132,225
    97,600  Dell Computer Corporation*              1,701,900
    11,400  Eastman Kodak Company                     448,875
    17,700  Electronic Data Systems Corporation     1,022,175
    82,624  EMC Corporation*                        5,494,496
     5,200  Equifax, Inc.                             149,175
    14,900  First Data Corporation                    785,044
    12,100  Gateway, Inc.*                            217,679
    74,700  Hewlett-Packard Company                 2,357,719
   254,100  Intel Corporation                       7,638,881
    66,300  International Business Machines
            Corporation                             5,635,500
     7,700  Intuit, Inc.*                             303,669
    36,300  JDS Uniphase Corporation*               1,513,256
     6,900  KLA-Tencor Corporation*                   232,444
     4,700  Lexmark International Group, Inc.*        208,269
    12,000  Linear Technology Corporation             555,000
    12,000  LSI Logic Corporation*                    205,080
   126,075  Lucent Technologies, Inc.               1,702,013
    10,700  Maxim Integrated Products, Inc.*          511,594
     3,100  Mercury Interactive Corporation*          279,775
    21,300  Micron Technology, Inc.*                  756,150
   201,400  Microsoft Corporation*                  8,735,725
    82,321  Motorola, Inc.                          1,667,000
     6,700  National Semiconductor Corporation*       134,838
     3,700  NCR Corporation*                          181,762
    11,900  Network Appliance, Inc.*                  763,831
   116,960  Nortel Networks Corporation             3,750,030
    12,300  Novell, Inc.*                              64,190
Technology--continued
     4,900  Novellus Systems, Inc.*                  $176,094
   211,400  Oracle Corporation*                     6,143,813
    21,300  Palm, Inc.*                               603,056
    10,100  Parametric Technology Corporation*        135,719
    13,950  Paychex, Inc.                             678,319
    10,800  PeopleSoft, Inc.*                         401,625
     2,000  PerkinElmer, Inc.                         210,000
     3,600  QLogic Corporation*                       277,200
    28,300  QUALCOMM, Inc.*                         2,325,906
    12,800  Raytheon Company                          397,600
     4,785  Sabre, Inc.                               206,353
     4,400  Sapient Corporation*                       52,525
     6,000  Scientific-Atlanta, Inc.                  195,375
    16,200  Siebel Systems, Inc.*                   1,095,525
   121,600  Sun Microsystems, Inc.*                 3,389,600
     3,500  Tektronix, Inc.                           117,906
    15,600  Tellabs, Inc.*                            881,400
     6,600  Teradyne, Inc.*                           245,850
    65,400  Texas Instruments, Inc.                 3,098,325
    11,800  Unisys Corporation*                       172,575
    14,800  VERITAS Software Corporation*           1,295,000
     6,900  Vitesse Semiconductor Corporation*        381,656
     3,500  W.W. Grainger, Inc.                       127,750
    25,200  Xerox Corporation                         116,550
    12,400  Xilinx, Inc.*                             571,950
    21,100  Yahoo!, Inc.*                             634,319
            Total Technology                       96,293,979

Transportation ( 0.4% )
     5,700  AMR Corporation*                          223,369
    14,892  Burlington Northern Santa Fe
            Corporation                               421,630
     8,100  CSX Corporation                           210,094
     4,600  Delta Air Lines, Inc.                     230,862
    10,840  FedEx Corporation*                        433,166
    14,300  Norfolk Southern Corporation              190,369
     2,200  Ryder System, Inc.                         36,575
    18,987  Southwest Airlines Company                636,634
     9,400  Union Pacific Corporation                 477,050
     2,500  US Airways Group, Inc.*                   101,406
            Total Transportation                    2,961,155

Utilities ( 2.2% )
    17,400  AES Corporation*                          963,525
     4,200  Allegheny Energy, Inc.                    202,388
     5,200  Ameren Corporation                        240,825
    12,140  American Electric Power Company,
            Inc.                                     $564,510
    10,600  Calpine Corporation*                      477,663
     5,900  Cinergy Corporation                       207,237
     4,500  CMS Energy Corporation                    142,594
     8,200  Coastal Corporation                       724,162
     8,000  Consolidated Edison, Inc.                 308,000
     5,700  Constellation Energy Group, Inc.          256,856
     9,015  Dominion Resources, Inc.                  604,005
     5,300  DTE Energy Company                        206,369
    13,911  Duke Energy Corporation                 1,185,913
    12,200  Dynegy, Inc.                              683,963
    12,300  Edison International                      192,188
     8,900  El Paso Energy Corporation                637,462
    28,200  Enron Corporation                       2,344,125
     8,400  Entergy Corporation                       355,425
    12,087  Exelon Corporation                        848,628
     8,400  FirstEnergy Corporation                   265,125
     6,700  FPL Group, Inc.                           480,725
     4,500  GPU, Inc.                                 165,656
     5,100  KeySpan Corporation                       216,113
     4,300  Kinder Morgan, Inc.                       224,406
     5,900  Niagara Mohawk Holdings, Inc.*             98,456
     1,700  Nicor, Inc.                                73,419
     7,634  NiSource, Inc.                            234,745
     1,100  ONEOK, Inc.                                52,937
     1,300  Peoples Energy Corporation                 58,175
    14,600  PG&E Corporation                          292,000
     3,200  Pinnacle West Capital Corporation         152,400
     5,500  PPL Corporation                           248,531
    12,392  Progress Energy, Inc.                     609,507
     8,100  Public Service Enterprise Group, Inc.     393,863
    11,124  Reliant Energy, Inc.                      481,808
     7,687  Sempra Energy                             178,723
    25,500  Southern Company                          847,875
     9,770  TXU Corporation                           432,933
    16,500  Williams Companies, Inc.                  658,969
    12,810  Xcel Energy, Inc.                         372,291
            Total Utilities                        17,684,495

            Total Common Stocks
            (cost basis $387,577,667)             443,431,745

  Principal                                                                           Interest   Maturity   Market
    Amount     Long-Term Fixed Income Investments ( 35.6% )                             Rate       Date      Value

Asset Backed Securities ( 1.2% )
 $1,000,000   California Infrastructure PG&E-1 Series 1997-1 Class A8                   6.480%  12/26/09   $1,007,480
  1,587,034   Chase Manhattan Auto Owner Trust Series1998-A Class A4                    5.800   12/16/02    1,584,828
    250,000   Chemical Master Credit Card Trust Series 1996-1 Class A                   5.550    9/15/03      249,895
  2,000,000   Citibank Credit Card Master Trust Series 1999-7 Class A                   6.650   11/15/06    2,042,180
  1,500,000   EQCC Home Equity Loan Trust Series 1999-1 Class A3F                       5.915   11/20/24    1,485,987
  1,000,156   Green Tree Financial Corporation Series 1993-2 Class A4                   6.900    7/15/18    1,013,178
    200,000   NationsBank Credit Card Master Trust Series 1993-2 Class A                6.000   12/15/05      201,200
  1,700,000   Residential Asset Securities Corporation Series 1993-2 Class A4           6.935   10/25/20    1,716,470
              Total Asset Backed Securities                                                                 9,301,218

Finance ( 2.5% )
  1,000,000   Allstate Corporation                                                      6.750    5/15/18      929,184
    250,000   American Express Credit Corporation                                       6.125   11/15/01      250,029
    250,000   Associates Corporation of North America                                   6.250    11/1/08      241,062
    375,000   Associates Corporation of North America                                   6.000    12/1/02      373,988
    500,000   Avco Financial Services, Inc.                                             6.000    8/15/02      497,389
    500,000   BankAmerica Corporation                                                   6.625     8/1/07      492,064
  1,000,000   BankAmerica Corporation                                                   6.625    6/15/04    1,005,625
  1,150,000   Camden Property Trust                                                     7.000    4/15/04    1,138,109
    500,000   CIT Group Holdings, Inc.                                                  6.375    10/1/02      498,541
  2,000,000   Citicorp                                                                  6.375   11/15/08    1,942,994
  1,250,000   Countrywide Home Loans, Inc.                                              6.935    7/16/07    1,231,404
  2,000,000   Fleet Financial Group, Inc.                                               6.500    3/15/08    1,942,326
    500,000   General Electric Capital Corporation                                      8.090     4/1/04      530,009
    250,000   Household Finance Corporation                                             7.250    7/15/03      254,523
  1,500,000   Household Finance Corporation                                             6.400    6/17/08    1,433,358
    340,000   J.P. Morgan & Company, Inc.                                               6.250   12/15/05      336,161
  1,000,000   Lehman Brothers Holdings, Inc.                                            7.000    5/15/03    1,007,896
  1,500,000   Merrill Lynch & Company, Inc.                                             6.000    2/17/09    1,419,682
    750,000   Morgan Stanley Dean Witter & Company                                      6.875     3/1/03      757,811
    500,000   Northern Trust Company                                                    6.700    9/15/05      505,638
    250,000   Norwest Financial, Inc.                                                   7.000    1/15/03      253,622
  1,000,000   U.S. Bancorp                                                              7.625     5/1/05    1,042,409
    750,000   U.S. Bancorp                                                              6.000    5/15/04      741,011
  1,000,000   Wells Fargo & Company                                                     7.250    8/24/05    1,040,632
              Total Finance                                                                                19,865,467

Industrial-Basic ( 0.4% )
  2,000,000   Alcoa, Inc.                                                               7.375     8/1/10    2,113,490
    250,000   Noranda, Inc.                                                             8.000     6/1/03      254,412
  1,000,000   Temple-Inland, Inc.                                                       7.250    9/15/04    1,022,358
              Total Industrial-Basic                                                                        3,390,260

Industrial-Capital Goods ( 0.2% )
    500,000   Boeing Company                                                            8.100   11/15/06      545,692
    250,000   Honeywell International, Inc.                                             8.625    4/15/06      277,020
Industrial-Capital Goods--continued
 $1,000,000   Raytheon Company                                                          6.750%   3/15/18     $930,553
              Total Industrial-Capital Goods                                                                1,753,265

Industrial-Communications ( 1.1% )
  2,000,000   Compania de Telecommunicaciones de Chile S.A.                             8.375     1/1/06    2,023,248
  1,000,000   Cox Communications, Inc.                                                  6.400     8/1/08      954,848
  2,000,000   Pacific Bell                                                              7.125    3/15/26    1,922,290
    506,000   Sprint Capital Corporation                                                5.875     5/1/04      484,592
  2,000,000   Verizon Global Funding Corporation /2/                                    7.250    12/1/10    2,030,788
  1,000,000   Vodafone Group plc                                                        7.625    2/15/05    1,029,752
              Total Industrial-Communications                                                               8,445,518

Industrial-Consumer Cyclicals ( 0.9% )
  2,000,000   Ford Motor Company                                                        7.450    7/16/31    1,881,198
  1,000,000   Ford Motor Credit Company                                                 7.750   11/15/02    1,022,722
  1,000,000   Ford Motor Credit Company                                                 6.700    7/16/04      997,271
    500,000   General Motors Acceptance Corporation                                     9.625   12/15/01      515,184
  2,500,000   Wal-Mart Stores, Inc.                                                     6.875    8/10/09    2,612,223
              Total Industrial-Consumer Cyclicals                                                           7,028,598

Industrial-Consumer Noncyclical ( 0.6%)
    200,000   Abbott Laboratories                                                       6.800    5/15/05      207,223
    250,000   Aventis SA                                                                7.750    1/15/02      252,055
  2,000,000   Coca-Cola Enterprises, Inc.                                               6.750    9/15/23    1,906,000
    510,000   Eli Lilly & Company                                                       6.570     1/1/16      513,258
  2,000,000   Matsushita Electric Industries, Ltd.                                      7.250     8/1/02    2,031,960
              Total Industrial-Consumer Noncyclical                                                         4,910,496

Industrial-Energy ( 0.5% )
    325,000   Baker Hughes, Inc.                                                        8.000    5/15/04      342,165
    250,000   Devon Energy Corporation                                                 10.125   11/15/09      302,907
  1,000,000   Enterprise Oil plc                                                        6.500     5/1/05      987,986
    250,000   Petro-Canada, Ltd.                                                        8.600    1/15/10      287,998
  1,400,000   Texaco Capital, Inc.                                                      8.500    2/15/03    1,471,407
    935,000   Union Pacific Corporation                                                 6.750    5/15/08      928,845
              Total Industrial-Energy                                                                       4,321,308

Industrial-Other ( 0.2% )
    500,000   Johnson Controls, Inc.                                                    7.125    7/15/17      473,522
  1,500,000   Thermo Electron Corporation                                               7.625   10/30/08    1,477,712
              Total Industrial-Other                                                                        1,951,234

Industrial-Technology ( 0.1% )
    500,000   International Business Machines Corporation                               7.500    6/15/13      536,817
              Total Industrial-Technology                                                                     536,817

Industrial-Transportation ( 0.7% )
  1,000,000   Burlington Northern Santa Fe Corporation                                  6.050    3/15/01      993,423
Industrial-Transportation--continued
 $2,000,000   Delta Air Lines, Inc.                                                     7.379%   5/18/10   $2,076,520
    500,000   Hertz Corporation                                                         7.000     7/1/04      502,885
  2,000,000   Union Pacific Corporation                                                 6.340   11/25/03    1,982,326
              Total Industrial-Transportation                                                               5,555,154

Mortgage Backed Securities ( 12.8% )

Commercial Mortgage Backed Securities ( 0.7% )
  1,389,318   Bear Stearns Commercial Mortgage Securities Series 2000-WF2 Class A1      7.110    9/15/09    1,442,835
  1,000,000   First Union-Lehman Brothers- Bank of America Series 1998-C2 Class A2      6.560   11/18/08    1,011,707
  1,060,810   Morgan Stanley Capital, Inc. Series 1998-WF1 Class A1                     6.250    7/15/07    1,067,986
  1,900,000   Nationslink Funding Corporation Series 1999-1 Class A2                    6.316   11/20/08    1,898,212
              Total Commercial Mortgage Backed Securities                                                   5,420,740

Federal Home Loan Mortgage Corporation ( 4.2% )
    852,017   Federal Home Loan Mortgage Corporation Gold 7-Yr. Balloon                 6.000     4/1/06      840,602
    166,766   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           8.000     6/1/12      171,581
    876,990   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           7.500     9/1/14      896,010
     74,999   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           7.500     8/1/10       76,821
    235,216   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           7.000     8/1/12      238,685
     87,493   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           7.000    11/1/10       88,998
    919,238   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.500     6/1/14      919,661
    560,794   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.500     8/1/13      561,341
    315,048   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.500    11/1/12      315,867
    114,621   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.500     4/1/09      115,413
    883,501   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.000     4/1/14      872,818
    858,747   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.000     4/1/14      848,986
    857,306   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.000     2/1/14      846,940
    369,023   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           6.000     5/1/12      365,360
    818,483   Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through           5.500     4/1/14      796,406
     36,844   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           9.000     4/1/25       38,377
    561,812   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           9.000    11/1/24      585,573
    157,382   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.500     7/1/27      162,470
     50,055   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.500     9/1/25       51,784
    976,459   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.000     8/1/30      999,994
    178,214   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.000    10/1/27      182,993
    449,819   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.000     6/1/27      461,882
    131,488   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.000     3/1/27      135,082
     67,904   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.000    11/1/26       69,760
     91,715   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           8.000     1/1/26       94,287
    972,303   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500     1/1/30      986,211
    987,950   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500    11/1/29    1,002,631
    295,728   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500     5/1/28      300,400
    281,662   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500    12/1/27      286,112
    245,742   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500    11/1/27      249,625
    210,654   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500     4/1/27      213,981
     97,552   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500     1/1/27       99,183
     76,625   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500     8/1/26       77,906
Federal Home Loan Mortgage Corporation--continued
    $57,848   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500%    7/1/26      $58,815
     70,345   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.500    11/1/25       71,611
    987,810   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     1/1/30      989,483
    956,809   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000    10/1/29      959,253
    949,182   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     9/1/29      951,606
    893,381   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     5/1/29      895,663
    493,508   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000    10/1/28      494,980
    622,895   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     7/1/28      624,753
    422,933   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     3/1/28      424,195
    280,368   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     9/1/27      281,390
    320,271   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     5/1/27      321,437
    280,075   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     2/1/27      281,095
    148,342   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     5/1/26      149,244
    114,494   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     9/1/25      115,226
    676,569   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           7.000     2/1/11      688,209
    914,726   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     8/1/29      902,462
    942,294   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     7/1/29      929,661
    935,560   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     7/1/29      923,017
    928,855   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     4/1/29      916,402
    890,891   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     3/1/29      879,852
    930,956   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     1/1/29      919,419
    879,161   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     1/1/29      868,266
    905,656   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500    11/1/28      894,433
    843,450   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     6/1/28      832,998
    394,737   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500    12/1/27      390,105
    351,685   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     2/1/27      347,558
    152,107   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     5/1/26      150,422
    130,552   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.500     4/1/24      129,481
    963,157   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.000     7/1/29      933,067
    928,907   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.000     5/1/29      899,517
    912,867   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.000     3/1/29      883,984
    841,230   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.000     5/1/28      814,949
    181,004   Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through           6.000     7/1/26      175,816
              Total Federal Home Loan Mortgage Corporation                                                 34,052,109

Federal National Mortgage Association ( 5.0% )
    167,107   Federal National Mortgage Association Conventional 7-Yr. Balloon          7.000     6/1/04      168,842
    112,774   Federal National Mortgage Association Conventional 7-Yr. Balloon          6.500    11/1/03      113,044
    212,343   Federal National Mortgage Association Conventional 7-Yr. Balloon          6.000    12/1/03      210,754
     22,745   Federal National Mortgage Association Conventional 15-Yr. Pass Through    9.000     4/1/10       24,241
     26,250   Federal National Mortgage Association Conventional 15-Yr. Pass Through    9.000     4/1/10       27,976
    100,235   Federal National Mortgage Association Conventional 15-Yr. Pass Through    8.000     5/1/11      103,085
    948,387   Federal National Mortgage Association Conventional 15-Yr. Pass Through    7.500     4/1/15      967,776
     86,041   Federal National Mortgage Association Conventional 15-Yr. Pass Through    7.500     7/1/11       88,072
    342,369   Federal National Mortgage Association Conventional 15-Yr. Pass Through    7.000    12/1/12      346,774
    592,685   Federal National Mortgage Association Conventional 15-Yr. Pass Through    7.000    10/1/12      600,312
    125,283   Federal National Mortgage Association Conventional 15-Yr. Pass Through    7.000     6/1/11      126,940
    798,033   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.500     6/1/13      798,599
Federal National Mortgage Association--continued
   $275,402   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.500%    7/1/12     $276,043
    747,692   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.500     5/1/12      749,429
    104,369   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.500     7/1/11      104,803
    870,934   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.000    12/1/13      861,530
    874,434   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.000    11/1/13      863,676
    794,031   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.000     3/1/13      784,263
    111,613   Federal National Mortgage Association Conventional 15-Yr. Pass Through    6.000     2/1/11      110,737
    799,424   Federal National Mortgage Association Conventional 15-Yr. Pass Through    5.500    12/1/13      777,124
     60,676   Federal National Mortgage Association Conventional 30-Yr. Pass Through   10.500     8/1/20       66,537
     45,642   Federal National Mortgage Association Conventional 30-Yr. Pass Through    9.500     4/1/25       47,907
     78,779   Federal National Mortgage Association Conventional 30-Yr. Pass Through    9.000     9/1/26       81,737
    870,958   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.500     4/1/30      895,778
     95,664   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.500    10/1/29       98,391
     35,596   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.500     5/1/26       36,692
     68,099   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.500    11/1/25       70,273
    495,048   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.000    12/1/27      507,638
    786,341   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.000     9/1/27      806,339
    104,672   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.000     7/1/27      107,334
     75,158   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.000    11/1/26       77,193
     60,457   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.000     8/1/26       62,094
     80,208   Federal National Mortgage Association Conventional 30-Yr. Pass Through    8.000     1/1/26       82,482
    986,640   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     8/1/30    1,000,445
    957,340   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     3/1/30      970,735
  2,575,855   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     8/1/29    2,613,259
    517,563   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     3/1/29      525,753
    314,683   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500    12/1/27      319,662
    487,855   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     8/1/27      495,574
    138,010   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     5/1/27      140,194
     84,856   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     2/1/27       86,253
     69,613   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500    12/1/26       70,759
     48,834   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     9/1/26       49,638
    655,725   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     8/1/26      666,519
     98,917   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     7/1/26      100,545
    100,342   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500     9/1/25      102,111
    103,287   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.500    10/1/24      105,234
    946,465   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000    11/1/29      947,858
    943,804   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000    11/1/29      945,193
    886,226   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     7/1/29      887,531
    902,284   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     2/1/29      904,449
    617,260   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000    12/1/28      618,741
    130,697   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000    11/1/28      131,011
    833,442   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     8/1/28      835,443
    588,420   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     2/1/28      590,192
    270,738   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000    10/1/27      271,553
    301,661   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     7/1/27      302,570
    262,438   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     3/1/27      263,880
    200,050   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     1/1/27      201,150
    117,621   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000    11/1/26      118,268
Federal National Mortgage Association--continued
   $109,741   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000%    3/1/26     $110,344
    102,870   Federal National Mortgage Association Conventional 30-Yr. Pass Through    7.000     1/1/26      103,468
    969,938   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     8/1/29      956,643
    913,044   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     7/1/29      900,529
    937,773   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     6/1/29      924,919
    956,831   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     6/1/29      943,716
    873,403   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500    11/1/28      862,265
    747,046   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500    11/1/28      737,520
    874,764   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500    10/1/28      863,609
    895,853   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     8/1/28      884,429
    696,023   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     7/1/28      687,147
    795,462   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     3/1/28      785,318
    815,030   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     2/1/28      805,288
    345,522   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     7/1/27      341,392
    155,196   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     4/1/26      153,426
    147,304   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.500     2/1/26      145,624
    989,961   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.000    11/1/29      958,153
    926,656   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.000     7/1/29      896,882
    897,574   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.000     3/1/29      868,735
    758,348   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.000    12/1/28      734,186
    841,007   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.000     7/1/28      814,212
    158,580   Federal National Mortgage Association Conventional 30-Yr. Pass Through    6.000     5/1/26      153,926
              Total Federal National Mortgage Association                                                  39,940,666

Government National Mortgage Association  ( 2.9% )
     96,367   Government National Mortgage Association 15-Yr. Pass Through              7.500    7/15/11       99,068
    264,751   Government National Mortgage Association 15-Yr. Pass Through              7.000    4/15/12      269,573
    161,541   Government National Mortgage Association 15-Yr. Pass Through              6.500    6/15/11      162,833
     76,269   Government National Mortgage Association 15-Yr. Pass Through              6.500    5/15/09       77,044
    993,349   Government National Mortgage Association 15-Yr. Pass Through              6.000    7/15/14      984,193
    133,099   Government National Mortgage Association 15-Yr. Pass Through              6.000    4/15/11      132,112
    121,998   Government National Mortgage Association 30-Yr. Pass Through              9.500    1/15/25      128,419
     23,472   Government National Mortgage Association 30-Yr. Pass Through              9.500   12/15/24       24,789
    104,400   Government National Mortgage Association 30-Yr. Pass Through              9.000   12/15/26      108,609
     41,266   Government National Mortgage Association 30-Yr. Pass Through              9.000    8/15/26       42,930
    235,933   Government National Mortgage Association 30-Yr. Pass Through              9.000    3/15/25      245,718
    898,720   Government National Mortgage Association 30-Yr. Pass Through              8.500    9/15/29      926,106
     34,253   Government National Mortgage Association 30-Yr. Pass Through              8.500   11/15/26       35,265
     59,499   Government National Mortgage Association 30-Yr. Pass Through              8.500    7/15/26       61,256
    106,891   Government National Mortgage Association 30-Yr. Pass Through              8.500    6/15/26      110,048
    917,539   Government National Mortgage Association 30-Yr. Pass Through              8.000    5/15/30      940,616
    515,055   Government National Mortgage Association 30-Yr. Pass Through              8.000    3/15/28      528,101
    196,259   Government National Mortgage Association 30-Yr. Pass Through              8.000    8/15/27      201,259
    173,473   Government National Mortgage Association 30-Yr. Pass Through              8.000    6/15/27      177,194
    209,313   Government National Mortgage Association 30-Yr. Pass Through              8.000   11/15/26      214,730
    526,377   Government National Mortgage Association 30-Yr. Pass Through              8.000    9/15/26      540,000
     48,974   Government National Mortgage Association 30-Yr. Pass Through              8.000    4/15/26       50,241
     68,598   Government National Mortgage Association 30-Yr. Pass Through              8.000    6/15/25       70,501
Government National Mortgage Association--continued
   $989,085   Government National Mortgage Association 30-Yr. Pass Through              7.500%   1/15/30   $1,005,705
    934,293   Government National Mortgage Association 30-Yr. Pass Through              7.500    8/15/29      950,331
    851,510   Government National Mortgage Association 30-Yr. Pass Through              7.500    7/15/28      866,255
    389,643   Government National Mortgage Association 30-Yr. Pass Through              7.500   11/15/27      396,495
    498,539   Government National Mortgage Association 30-Yr. Pass Through              7.500    4/15/27      507,307
    147,780   Government National Mortgage Association 30-Yr. Pass Through              7.500    1/15/27      150,378
    124,616   Government National Mortgage Association 30-Yr. Pass Through              7.500   10/15/26      126,839
    183,911   Government National Mortgage Association 30-Yr. Pass Through              7.500   10/15/26      187,191
    129,125   Government National Mortgage Association 30-Yr. Pass Through              7.500    5/15/26      131,427
     97,628   Government National Mortgage Association 30-Yr. Pass Through              7.500    4/15/26       99,369
    106,319   Government National Mortgage Association 30-Yr. Pass Through              7.500    8/15/25      108,270
    936,645   Government National Mortgage Association 30-Yr. Pass Through              7.000    6/15/29      941,032
    933,238   Government National Mortgage Association 30-Yr. Pass Through              7.000    4/15/29      937,609
    861,162   Government National Mortgage Association 30-Yr. Pass Through              7.000    7/15/28      865,382
    706,661   Government National Mortgage Association 30-Yr. Pass Through              7.000   11/15/27      710,392
    145,249   Government National Mortgage Association 30-Yr. Pass Through              7.000   11/15/27      146,016
     21,683   Government National Mortgage Association 30-Yr. Pass Through              7.000   10/15/27       21,797
    693,925   Government National Mortgage Association 30-Yr. Pass Through              7.000   10/15/27      697,588
    653,945   Government National Mortgage Association 30-Yr. Pass Through              7.000    6/15/26      657,747
    136,703   Government National Mortgage Association 30-Yr. Pass Through              7.000    5/15/26      137,498
    335,550   Government National Mortgage Association 30-Yr. Pass Through              7.000    4/15/26      337,501
    147,950   Government National Mortgage Association 30-Yr. Pass Through              7.000    1/15/26      148,810
    309,540   Government National Mortgage Association 30-Yr. Pass Through              7.000    1/15/26      311,339
    972,868   Government National Mortgage Association 30-Yr. Pass Through              6.500    4/15/29      962,831
    821,411   Government National Mortgage Association 30-Yr. Pass Through              6.500    3/15/29      812,937
    919,543   Government National Mortgage Association 30-Yr. Pass Through              6.500    1/15/29      910,056
    893,831   Government National Mortgage Association 30-Yr. Pass Through              6.500    9/15/28      884,847
    886,718   Government National Mortgage Association 30-Yr. Pass Through              6.500    7/15/28      877,805
    370,907   Government National Mortgage Association 30-Yr. Pass Through              6.500   10/15/27      367,722
    156,218   Government National Mortgage Association 30-Yr. Pass Through              6.500    3/15/26      154,976
    962,644   Government National Mortgage Association 30-Yr. Pass Through              6.000    6/15/29      935,182
    924,921   Government National Mortgage Association 30-Yr. Pass Through              6.000   12/15/28      898,862
    191,177   Government National Mortgage Association 30-Yr. Pass Through              6.000    5/15/26      186,510
              Total Government National Mortgage Association                          3,564,611

              Total Mortgage Backed Securities                                                            102,978,126

Non-Corporate ( 1.1% )
  1,500,000   Canadian Government Bond                                                  5.250    11/5/08    1,438,398
  1,500,000   Export-Import Bank of Korea                                               6.500   11/15/06    1,453,498
  1,200,000   Inter-American Development Bank                                           5.375   11/18/08    1,152,677
  1,000,000   International Bank for Reconstruction and Development                     5.625    3/17/03    1,000,722
  1,000,000   Mexico Government International Bond                                      9.875    1/15/07    1,062,500
  1,000,000   Ontario Electricity Financial Corporation                                 7.450    3/31/13    1,065,178
    500,000   Province of British Columbia                                              7.250     9/1/36      517,396
    500,000   Province of Newfoundland                                                  8.650   10/22/22      577,049
    500,000   Province of Saskatchewan                                                  8.000    7/15/04      527,534
              Total Non-Corporate                                                                           8,794,952

U.S. Government Obligations ( 12.4% )

U.S. Government Agency ( 3.5% )
 $2,020,000   Federal Home Loan Bank                                                    6.625%   8/27/07   $2,106,466
    500,000   Federal Home Loan Bank                                                    5.865     6/2/03      503,124
    765,000   Federal Home Loan Mortgage Corporation                                    7.750    11/7/01      776,852
    500,000   Federal Home Loan Mortgage Corporation                                    7.375    5/15/03      519,583
  2,000,000   Federal Home Loan Mortgage Corporation                                    6.250    7/15/04    2,035,594
  1,725,000   Federal Home Loan Mortgage Corporation                                    6.220    3/24/03    1,747,447
  1,330,000   Federal Home Loan Mortgage Corporation                                    5.990    12/1/03    1,343,380
  2,000,000   Federal National Mortgage Association                                     7.125    1/15/30    2,232,380
  2,000,000   Federal National Mortgage Association                                     7.120     7/3/06    2,122,972
    250,000   Federal National Mortgage Association                                     6.700   11/10/05      249,488
  2,500,000   Federal National Mortgage Association                                     6.625    1/15/02    2,521,855
  1,000,000   Federal National Mortgage Association                                     6.000    5/15/08    1,003,761
  2,250,000   Federal National Mortgage Association                                     5.750    6/15/05    2,251,444
  1,500,000   Federal National Mortgage Association                                     5.625    4/17/28    1,351,403
  1,750,000   Federal National Mortgage Association                                     5.125    2/13/04    1,729,367
    845,000   Private Export Funding Corporation                                        8.400    7/31/01      856,065
    150,000   Private Export Funding Corporation                                        6.240    5/15/02      151,166
  1,000,000   Resolution Funding Corporation                                            8.625    1/15/21    1,313,354
  1,500,000   Student Loan Marketing Association                                        7.300     8/1/12    1,644,033
  2,000,000   Tennesee Valley Authority                                                 6.375    6/15/05    2,047,020
              Total U.S. Government Agency                                                                 28,506,754

U.S. Treasury Securities ( 8.9% )
    200,000   U.S. Treasury Bonds                                                      10.375   11/15/12      257,156
  2,025,000   U.S. Treasury Bonds                                                       9.875   11/15/15    2,916,780
  1,925,000   U.S. Treasury Bonds                                                       8.875    2/15/19    2,645,169
  1,975,000   U.S. Treasury Bonds                                                       8.500    2/15/20    2,647,703
  1,850,000   U.S. Treasury Bonds                                                       8.125    8/15/19    2,391,260
    300,000   U.S. Treasury Bonds                                                       8.000   11/15/21      388,171
  1,200,000   U.S. Treasury Bonds                                                       7.875    2/15/21    1,528,396
  1,500,000   U.S. Treasury Bonds                                                       7.625    2/15/25    1,898,378
    250,000   U.S. Treasury Bonds                                                       7.625   11/15/22      313,416
  1,100,000   U.S. Treasury Bonds                                                       7.500   11/15/24    1,372,935
    400,000   U.S. Treasury Bonds                                                       7.250    8/15/22      482,169
  1,750,000   U.S. Treasury Bonds                                                       7.250    5/15/16    2,060,189
    625,000   U.S. Treasury Bonds                                                       7.125    2/15/23      744,636
  1,500,000   U.S. Treasury Bonds                                                       6.875    8/15/25    1,754,252
  2,475,000   U.S. Treasury Bonds                                                       6.750    8/15/26    2,859,783
  1,500,000   U.S. Treasury Bonds                                                       6.250    8/15/23    1,622,194
  2,325,000   U.S. Treasury Bonds                                                       6.125   11/15/27    2,502,446
  1,250,000   U.S. Treasury Bonds                                                       5.500    8/15/28    1,240,329
  1,600,000   U.S. Treasury Notes                                                      11.875   11/15/03    1,879,686
  1,575,000   U.S. Treasury Notes                                                      10.750    5/15/03    1,767,938
  1,500,000   U.S. Treasury Notes                                                      10.750    2/15/03    1,663,944
  1,100,000   U.S. Treasury Notes                                                       9.375    2/15/06    1,306,938
  2,400,000   U.S. Treasury Notes                                                       7.500    2/15/05    2,610,218
U.S. Treasury Securities--continued
 $1,225,000   U.S. Treasury Notes                                                       7.500%   5/15/02   $1,259,190
  2,550,000   U.S. Treasury Notes                                                       7.250    8/15/04    2,725,659
  2,125,000   U.S. Treasury Notes                                                       7.250    5/15/04    2,261,869
    375,000   U.S. Treasury Notes                                                       7.000    7/15/06      408,263
  1,500,000   U.S. Treasury Notes                                                       6.750    5/15/05    1,596,603
  1,375,000   U.S. Treasury Notes                                                       6.625    4/30/02    1,396,699
    875,000   U.S. Treasury Notes                                                       6.500   10/15/06      933,857
  2,000,000   U.S. Treasury Notes                                                       6.500    5/31/02    2,030,312
    500,000   U.S. Treasury Notes                                                       6.500    2/28/02      506,006
  2,500,000   U.S. Treasury Notes                                                       6.250    6/30/02    2,533,135
    700,000   U.S. Treasury Notes                                                       6.125    8/15/07      736,913
  2,400,000   U.S. Treasury Notes                                                       5.875   11/15/05    2,481,413
  2,400,000   U.S. Treasury Notes                                                       5.875    2/15/04    2,449,118
  2,150,000   U.S. Treasury Notes                                                       5.875    9/30/02    2,173,267
  2,650,000   U.S. Treasury Notes                                                       5.750    8/15/03    2,689,334
  2,600,000   U.S. Treasury Notes                                                       5.750   11/30/02    2,625,379
  2,150,000   U.S. Treasury Notes                                                       5.500    2/15/08    2,191,269
  1,400,000   U.S. Treasury Notes                                                       4.750   11/15/08    1,361,772
              Total U.S. Treasury Securities                                                               71,214,144

              Total U.S. Government Obligations                                                            99,720,898

Utility Bonds  ( 0.9% )
    700,000   Arizona Public Service Company                                            7.625     8/1/05      726,894
    500,000   Baltimore Gas & Electric                                                  7.500    1/15/07      519,741
    250,000   Columbia Energy Group                                                     7.320   11/28/10      241,393
    650,000   Enron Corporation                                                         7.125    5/15/07      668,329
  2,000,000   NiSource Finance Corporation /2/                                          7.875   11/15/10    2,101,052
  1,000,000   Public Service Electric & Gas Company                                     6.375     5/1/08      977,866
    500,000   Reliant Energy, Inc.                                                      9.375     6/1/01      505,299
    250,000   Scottish Power plc                                                        6.750     4/1/05      251,036
    500,000   Texas Utilities Electric Company                                          8.250     4/1/04      525,699
  1,000,000   Virginia Electric and Power Company                                       6.625     4/1/03    1,004,854
              Total Utility Bonds                                                                           7,522,163

              Total Long-Term Fixed Income Investments
              (amortized cost basis $283,667,294)                                                         286,075,474

Principal                                          Interest       Maturity          Market
    Amount    Short-Term Investments ( 9.0% )          Rate           Date           Value
$8,260,000   Alabama Power Company                 6.600%             1/3/01    $8,256,971
13,520,000   Countrywide Home Loans, Inc.          6.620-6.700    1/2-1/4/01    13,514,533
 8,017,000   Ford Motor Credit Company             6.540              1/5/01     8,011,174
19,009,000   Goldman Sachs Group, L.P.             6.540-6.550   1/9-1/10/01    18,979,440
 7,679,000   Honeywell International, Inc.         6.530              1/8/01     7,669,250
 8,380,000   Schering Corporation                  6.480             1/12/01     8,363,408
 7,324,000   Wisconsin Energy Corporation /4/      6.520             1/16/01     7,304,103
             Total Short-Term Investments
             (amortized cost basis $72,098,879)                                 72,098,879

             Total Investments ( 99.8% )
             (amortized cost basis $743,343,840)                               801,606,098

             Other Assets,
             Less Liabilities ( 0.2% )                                           1,981,443

             NET ASSETS (100.0%)                                              $803,587,541

__________

* Non-income producing securities
/1/ The interest rate shown reflects the discount rate at the date of purchase
/2/ 144A Security
/4/ 4(2) Commercial paper

See page 111 For a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product High Yield Bond Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective
The portfolio seeks high current income and secondarily capital growth by investing primarily in high risk, high yield bonds commonly referred to as junk bonds.

  Principal   Long-Term                                     Interest      Maturity       Market
     Amount   Fixed-Income Investments (84.9%)                Rate          Date          Value

Finance (3.8%)
   $200,000   ANZ (Delaware), Inc.                            6.600%       1/8/01       $199,744
    100,000   Golden State Holdings, Inc.                     6.750        8/1/01         99,273
    250,000   Golden State Holdings, Inc.                     7.000        8/1/03        240,981
    250,000   MFN Financial Corporation /6/                  10.959       3/23/01        242,500
    500,000   Sovereign Bancorp, Inc.                        10.500      11/15/06        492,500
              Total Finance                                                            1,274,998

Industrial-Communications (1.4%)
    500,000   Comcast Cable Communications, Inc.              6.200      11/15/08        475,276
              Total Industrial-Communications                                            475,276

Industrial-Consumer Goods (3.3%)
    250,000   Abitibi-Consolidated, Inc.                      8.300        8/1/05        255,312
    250,000   Consolidated Container Company LLC             10.125       7/15/09        221,250
    350,000   Fresh Foods, Inc.                              10.750        6/1/06        140,000
     23,947   SFC New Holdings, Inc. Subordinated Notes       0.000      12/15/09              0
    200,000   Silgan Holdings, Inc.                           9.000        6/1/09        172,000
    350,000   Smithfield Foods, Inc.                          7.625       2/15/08        326,812
              Total Industrial-Consumer Goods                                          1,115,374

Industrial-Energy (9.7%)
    250,000   Ferrellgas Partners, L.P.                       9.375       6/15/06        232,500
    250,000   Giant Industries, Inc.                          9.750      11/15/03        245,000
    250,000   Gulf Canada Resources, Ltd.                     9.250       1/15/04        251,875
    250,000   HS Resources, Inc.                              9.250      11/15/06        251,250
    500,000   Pioneer Natural Resources Company               9.625        4/1/10        533,779
    250,000   Pride Petroleum Services, Inc.                  9.375        5/1/07        257,500
    400,000   RBF Finance Company                            11.000       3/15/06        463,000
      2,491   TransTexas Gas Corporation                     15.000       3/15/05          1,921
  1,000,000   Vintage Petroleum, Inc.                         9.000      12/15/05      1,017,500
              Total Industrial-Energy                                                  3,254,325

Industrial-Manufacturing (9.6%)
    200,000   Ball Corporation                                7.750        8/1/06        194,500
    350,000   Breed Technologies, Inc.* /3/                   9.250       4/15/08             35
    350,000   Building Materials Corporation of America       7.750       7/15/05         87,500
    250,000   Forest City Enterprises, Inc.                   8.500       3/15/08        235,000
    200,000   Garden State Newspapers, Inc.                   8.625        7/1/11        180,000

Industrial-Manufacturing--continued
   $300,000   Hercules, Inc. /2/                             11.125%     11/15/07       $300,000
    100,000   Huntsman Corporation /2/                        9.500        7/1/07         60,000
    250,000   Huntsman ICI Chemicals LLC                     10.125        7/1/09        243,125
    500,000   Lear Corporation                                7.960       5/15/05        472,130
    350,000   Lyondell Chemical Company                       9.625        5/1/07        339,500
    350,000   Metromedia Fiber Network, Inc.                 10.000      11/15/08        290,500
    200,000   Nortek, Inc.                                    9.125        9/1/07        180,500
    250,000   RBX Corporation* /3/                           12.000       1/15/03        100,312
    160,000   Sterling Chemicals, Inc.                       12.375       7/15/06        147,200
    350,000   Stone Container Corporation                    10.750       10/1/02        355,688
    250,000   Talon Automotive Group LLC* /3/                 9.625        5/1/08         37,500
              Total Industrial-Manufacturing                                           3,223,490

Industrial-Services (37.4%)
    200,000   Abbey Healthcare Group, Inc.                    9.500       11/1/02        199,500
    600,000   Allied Waste North America, Inc.                7.625        1/1/06        568,500
    250,000   Beverly Enterprises, Inc.                       9.000       2/15/06        230,000
    500,000   British Sky Broadcasting Group plc              7.300      10/15/06        464,585
    360,000   Cadmus Communications Corporation               9.750        6/1/09        309,600
    500,000   Century Communications Corporation              8.750       10/1/07        428,125
    500,000   Charter Communications Holdings LLC             8.625        4/1/09        453,750
    250,000   Crown Castle International Corporation         10.750        8/1/11        260,000
    700,000   EchoStar DBS Corporation                        9.250        2/1/06        677,250
    300,000   Fox/Liberty Networks LLC                        8.875       8/15/07        306,000
    350,000   Harrahs Operating Company, Inc.                 7.500       1/15/09        341,417
    350,000   HCA - The Healthcare Company                    6.910       6/15/05        337,251
    300,000   HCA - The Healthcare Company                    6.730       7/15/45        293,835
    500,000   HMH Properties, Inc.                            7.875        8/1/05        481,250
    500,000   Horseshoe Gaming Holding Corporation            8.625       5/15/09        489,375
    150,000   Horseshoe Gaming LLC                            9.375       6/15/07        150,375
    350,000   International Game Technology                   7.875       5/15/04        350,000
    250,000   John Q. Hammons Hotels, Inc.                    9.750       10/1/05        226,250
    200,000   LIN Television Corporation                      8.375        3/1/08        186,000
    500,000   Mail-Well I Corporation                         8.750      12/15/08        350,000
    490,000   Mediacom LLC/Mediacom Capital Corporation       7.875       2/15/11        412,825
    500,000   MGM Mirage, Inc.                                9.750        6/1/07        522,500
    350,000   Mirage Resorts, Inc.                            7.250      10/15/06        343,831
    850,000   Park Place Entertainment Corporation            8.875       9/15/08        858,500
    300,000   Price Communications Wireless, Inc.             9.125      12/15/06        303,750
    250,000   R.H. Donnelley, Inc.                            9.125        6/1/08        243,125
    250,000   Renaissance Media Group LLC /6/                 0.000       4/15/08        170,938
    500,000   Riviera Holdings Corporation                   10.000       8/15/04        444,375
    500,000   Rocky River Private Placement /5/               8.810       4/14/07        497,220
    500,000   Tenet Healthcare Corporation                    8.000       1/15/05        506,250
    500,000   Triad Hospitals Holdings, Inc.                 11.000       5/15/09        528,125
    500,000   United Pan-Europe Communications NV            10.875       11/1/07        330,000
    300,000   Waste Management, Inc.                          7.100        8/1/26        295,950
              Total Industrial-Services                                               12,560,452

Sovereign/Provincial (0.8%)
   $250,000   Mexico Government International Bond            8.500%       2/1/06       $252,500
              Total Sovereign/Provincial                                                 252,500

Utilities (18.9%)
    250,000   Azurix Corporation                             10.375       2/15/07        246,250
    250,000   Call-Net Enterprises, Inc.                      8.000       8/15/08         96,250
    500,000   Calpine Corporation                             7.625       4/15/06        480,115
    500,000   CMS Energy Corporation                          7.500       1/15/09        458,596
    150,000   FairPoint Communications, Inc.                 12.500        5/1/10        134,250
    500,000   FLAG Telecom Holdings, Ltd.                    11.625       3/30/10        390,000
    750,000   Global Crossing, Ltd.                           9.125      11/15/06        718,125
    200,000   KPNQwest NV                                     8.125        6/1/09        176,000
    500,000   Level 3 Communications, Inc.                    9.125        5/1/08        403,750
    500,000   McLeodUSA, Inc.                                 9.500       11/1/08        455,000
    500,000   McLeodUSA, Inc. /6/                             0.000        3/1/07        415,000
    500,000   Nextel Communications, Inc.                     9.375      11/15/09        466,250
    200,000   Nextel Partners, Inc.                          11.000       3/15/10        191,500
    350,000   NEXTLINK Communications, Inc.                  10.750        6/1/09        287,000
    200,000   NTL, Inc. /6/                                   0.000        4/1/08        110,000
    500,000   Rogers Cantel, Inc.                             9.375        6/1/08        515,000
    175,000   TeleCorp PCS, Inc.                             10.625       7/15/10        177,625
    500,000   Williams Communication Group, Inc.             10.875       10/1/09        372,500
    350,000   Worldwide Fiber, Inc.                          12.000        8/1/09        260,750
              Total Utilities                                                          6,353,961

              Total Long-Term Fixed Income Investments
              (amortized cost basis $30,493,911)                                      28,510,376

                                                                Market
     Shares    Common Stocks (0.4%)                              Value

     29,809   Abraxas Petroleum Corporation*                    130,415
     29,809   Abraxas Petroleum Corporation (Warrants)*           4,471
        308   TransTexas Gas Corporation*                         3,790
              Total Common Stocks
              (cost basis $56,182)                              138,676

                                                                Market
     Shares    Preferred Stocks (1.2%)                           Value

        450   Fresenius Medical Care Capital Trust II*          409,500
      3,098   TransTexas Gas Corporation*                           155
              Total Preferred Stocks
              (cost basis $425,393)                             409,655

  Principal  Short-Term                                     Interest            Maturity      Market
   Amount    Investments (10.6%)                            Rate /1/              Date         Value

 $800,000   Alcoa, Inc.                                     6.570%               2/9/01      $794,306
  400,000   Cox Communications, Inc.                        7.620               1/24/01       398,199
1,000,000   E.I. du Pont de Nemours & Company               6.500               1/11/01       998,194
  300,000   General Electric Capital Corporation            6.290-6.520    1/19-3/21/01       297,985
  100,000   General Motors Acceptance Corporation           6.510                7/3/00        99,711
  200,000   National Rural Utilities Cooperative Finance
            Corporation                                     6.550                1/9/01       199,712
  200,000   UBS Finance Delaware LLC                        6.580               1/18/01       199,379
  600,000   Verizon Global Funding Discount Notes           6.390-6.550    1/18-2/28/01       596,669
            Total Short-Term Investments
            (amortized cost basis $3,584,155)                                               3,584,155

            Total Investments (97.1%)
            (amortized cost basis $34,559,641)                                             32,642,862

            Other Assets,
            Less Liabilities (2.9%)                                                           960,500

            Net Assets ( 100.0%)                                                          $33,603,362
__________

* Non income-producing security
/1/  The interest rate shown reflects the discount rate at the date of purchase
/2/  144A Security
/3/  Security in default
/5/  Illiquid security valued at fair value
/6/  Step coupon bonds

See page 111 For a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Bond Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective
The Portfolio strives for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the index.

   Principal                                                                            Interest      Maturity      Market
     Amount    Long-Term Fixed Income Investments ( 97.7% )                               Rate          Date         Value

Asset Backed Securities ( 2.0% )
   $250,000   American Express Master Trust Series 1998-1 Class A                         5.900%      4/15/04      $250,765
   250,000    Chase Credit Card Master Trust Series 1997-5 Class A                        6.194       8/15/05      251,692
   250,000    NationsBank Credit Card Master Trust Series 1993-2 Class A                  6.000      12/15/05      251,500
   250,000    PECO Energy Transition Trust Series 1999-A Class A6                         6.050        3/1/09      248,005
   200,000    Residential Asset Securities Corporation Series 1993-2 Class A4             6.935      10/25/20      201,938
              Total Asset Backed Securities                                                                      1,203,900

Finance ( 6.7% )
   250,000    Allstate Corporation                                                        7.875        5/1/05      264,318
   250,000    Associates Corporation of North America                                     6.250       11/1/08      241,062
   250,000    BankAmerica Corporation                                                     6.625       6/15/04      251,406
   250,000    Chase Manhattan Corporation                                                 6.000       2/15/09      233,937
   300,000    Citigroup, Inc.                                                             7.250       10/1/10      309,111
   250,000    Commercial Credit Company                                                   6.625      11/15/06      250,731
   468,000    Countrywide Home Loans, Inc.                                                7.450       9/16/03      476,481
   250,000    General Electric Capital Corporation                                        8.750       5/21/07      281,541
   250,000    Lehman Brothers Holdings, Inc.                                              6.625        4/1/04      249,173
   300,000    Mack-Cali Realty LLP                                                        7.000       3/15/04      297,609
   500,000    Merrill Lynch & Company, Inc.                                               6.000       2/17/09      473,228
   250,000    U.S. Bancorp                                                                7.625        5/1/05      260,602
   250,000    Wells Fargo & Company                                                       7.250       8/24/05      260,158
   150,000    Wellsford Residential Property Trust                                        9.375        2/1/02      153,962
              Total Finance                                                                                      4,003,319

Industrial-Basic ( 0.9% )
   250,000    E.I. du Pont de Nemours & Company                                           6.875      10/15/09      257,235
   250,000    E.I. du Pont de Nemours & Company                                           6.750      10/15/04      255,884
              Total Industrial-Basic                                                                               513,119

Industrial-Capital Goods ( 1.3% )
   250,000    Caterpillar, Inc.                                                           9.000       4/15/06      278,583
   250,000    Hanson plc                                                                  6.750       9/15/05      244,897
   250,000    Honeywell International, Inc.                                               7.500        3/1/10      269,763
              Total Industrial-Capital Goods                                                                       793,243

Industrial-Communications ( 2.8% )
   250,000    Comcast Cable Communications, Inc.                                          6.200      11/15/08      237,638
   250,000    Pacific Bell                                                                7.125       3/15/26      240,286
   250,000    Sprint Capital Corporation                                                  6.375        5/1/09      224,744
   250,000    TCI Communications, Inc.                                                    6.375        5/1/03      249,105
Industrial-Communications--continued
  $250,000    Verizon Global Funding Corporation /2/                                      7.250%      12/1/10     $253,849
   250,000    Vodafone Group plc                                                          7.625       2/15/05      257,438
   250,000    WorldCom, Inc.                                                              6.400       8/15/05      240,627
              Total Industrial-Communications                                                                    1,703,687

Industrial-Consumer Cyclicals ( 3.0% )
   465,000    Ford Motor Credit Company                                                   8.875        4/1/06      507,023
   250,000    Ford Motor Credit Company                                                   8.200       2/15/02      254,922
   250,000    General Motors Acceptance Corporation                                       7.500       7/15/05      255,966
   250,000    Target Corporation                                                          7.500       8/15/10      263,613
   500,000    Wal-Mart Stores, Inc.                                                       6.875       8/10/09      522,444
              Total Industrial-Consumer Cyclicals                                                                1,803,968

Industrial-Consumer Noncyclical (1.2%)
   225,000    Abbott Laboratories                                                         6.800       5/15/05      233,126
   250,000    Kimberly-Clark Corporation                                                  6.375        1/1/28      232,576
   250,000    PepsiCo, Inc.                                                               5.700       11/1/08      234,071
              Total Industrial-Consumer Noncyclical                                                                699,773

Industrial-Energy ( 1.2% )
   250,000    Conoco, Inc.                                                                6.950       4/15/29      244,915
   500,000    Enterprise Oil plc                                                          6.500        5/1/05      493,993
              Total Industrial-Energy                                                                              738,908

Industrial-Other ( 0.6% )
   350,000    Thermo Electron Corporation                                                 7.625      10/30/08      344,799
              Total Industrial-Other                                                                               344,799

Industrial-Technology ( 0.5% )
   300,000    International Business Machines Corporation                                 7.250       11/1/02      305,581
              Total Industrial-Technology                                                                          305,581

Industrial-Transportation ( 0.8% )
   500,000    Union Pacific Corporation                                                   7.000        2/1/06      499,727
              Total Industrial-Transportation                                                                      499,727

Mortgage Backed Securities ( 34.0% )

Commercial Mortgage Backed Securities ( 1.6% )
   248,093    Bear Stearns Commercial Mortgage Securities Series 2000-WF2 Class A1        7.110       9/15/09      257,649
   244,802    Morgan Stanley Capital, Inc. Series 1998-WF1 Class A1                       6.250       7/15/07      246,458
   450,000    Nationslink Funding Corporation Series 1999-1 Class A2                      6.316      11/20/08      449,577
              Total Commercial Mortgage Backed Securities                                                          953,684

Federal Home Loan Mortgage Corporation ( 10.0% )
   124,569    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             7.500       12/1/09      127,661
   357,041    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             7.000       10/1/14      361,663
    62,972    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             7.000        1/1/11       64,056
   168,443    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             6.500        1/1/13      168,607
   178,507    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             6.500       10/1/12      178,971
Federal Home Loan Mortgage Corporation--continued
  $441,888    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             6.000%       4/1/14     $436,865
   210,489    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             6.000        9/1/13      208,097
   445,172    Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through             5.500        3/1/14      433,165
   130,546    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             8.500       11/1/25      135,053
    60,483    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             8.000        1/1/26       62,179
   113,324    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.500       10/1/27      115,114
   121,893    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.500        7/1/27      123,931
    71,147    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.500        8/1/25       72,428
   430,131    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.000        7/1/29      431,230
   170,247    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.000        5/1/28      170,754
   368,008    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.000        8/1/27      369,349
   146,284    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.000        4/1/27      146,817
   100,669    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.000        6/1/26      101,281
   173,344    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             7.000        5/1/24      174,536
   463,744    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.500        7/1/29      457,527
   220,383    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.500        2/1/29      217,652
   222,105    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.500       12/1/28      219,353
   232,617    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.500       10/1/28      229,735
   196,438    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.500        7/1/28      194,004
   115,715    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.500        4/1/24      114,689
   462,707    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.000        3/1/29      448,067
   230,114    Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through             6.000        8/1/28      222,925
              Total Federal Home Loan Mortgage Corporation                             5,985,709

Federal National Mortgage Association ( 14.6% )
    95,519    Federal National Mortgage Association Conventional 7-Yr. Balloon Pass
              Through                                                                     6.500       10/1/03       95,748
    92,522    Federal National Mortgage Association Conventional 15-Yr. Pass Through      8.000        7/1/12       95,195
   101,020    Federal National Mortgage Association Conventional 15-Yr. Pass Through      7.500        7/1/11      103,333
    50,466    Federal National Mortgage Association Conventional 15-Yr. Pass Through      7.000        9/1/12       51,116
   190,440    Federal National Mortgage Association Conventional 15-Yr. Pass Through      6.500        6/1/13      190,575
   172,695    Federal National Mortgage Association Conventional 15-Yr. Pass Through      6.500       12/1/12      173,097
   417,305    Federal National Mortgage Association Conventional 15-Yr. Pass Through      6.000       12/1/13      412,171
   118,778    Federal National Mortgage Association Conventional 15-Yr. Pass Through      6.000        4/1/11      117,846
    60,676    Federal National Mortgage Association Conventional 30-Yr. Pass Through     10.500        8/1/20       66,537
   150,127    Federal National Mortgage Association Conventional 30-Yr. Pass Through      9.000       11/1/27      155,851
    42,401    Federal National Mortgage Association Conventional 30-Yr. Pass Through      9.000        2/1/25       44,018
    47,761    Federal National Mortgage Association Conventional 30-Yr. Pass Through      8.500       12/1/25       49,285
   378,733    Federal National Mortgage Association Conventional 30-Yr. Pass Through      8.000        4/1/30      387,624
    76,332    Federal National Mortgage Association Conventional 30-Yr. Pass Through      8.000        9/1/26       78,398
   124,115    Federal National Mortgage Association Conventional 30-Yr. Pass Through      8.000       12/1/24      128,019
   464,481    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.500       12/1/29      471,226
   515,171    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.500        8/1/29      522,652
   133,248    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.500       11/1/27      135,356
    83,283    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.500        2/1/27       84,654
   110,722    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.500        1/1/26      112,674
   484,337    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000       10/1/29      485,050
   465,950    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000        3/1/29      466,635
Federal National Mortgage Association--continued
  $161,798    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000%      12/1/28     $162,186
   211,152    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000       10/1/28      211,659
   127,263    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000        1/1/28      127,647
   111,429    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000        3/1/27      112,042
   125,326    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000        2/1/26      126,014
   157,111    Federal National Mortgage Association Conventional 30-Yr. Pass Through      7.000       10/1/25      158,025
   471,987    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500        8/1/29      465,518
   490,043    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500        7/1/29      483,326
   213,891    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500        2/1/29      211,163
   189,817    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500       10/1/28      187,397
   214,178    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500        9/1/28      211,447
   199,841    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500        8/1/27      197,452
   153,612    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500        5/1/26      151,860
   469,927    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.500       11/1/25      465,644
   421,785    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.000       12/1/28      408,347
   456,979    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.000        3/1/29      442,420
   209,460    Federal National Mortgage Association Conventional 30-Yr. Pass Through      6.000        5/1/28      202,786
              Total Federal National Mortgage Association                                                        8,751,993

Government National Mortgage Association ( 7.8% )
   201,965    Government National Mortgage Association 15-Yr. Pass Through                7.000       9/15/13      205,492
   107,534    Government National Mortgage Association 15-Yr. Pass Through                6.500       6/15/09      108,627
    59,012    Government National Mortgage Association 30-Yr. Pass Through                9.000       9/15/24       61,546
    63,007    Government National Mortgage Association 30-Yr. Pass Through                8.500      12/15/26       64,867
   410,269    Government National Mortgage Association 30-Yr. Pass Through                8.000       4/15/28      420,661
   118,217    Government National Mortgage Association 30-Yr. Pass Through                8.000      10/15/26      121,276
    92,523    Government National Mortgage Association 30-Yr. Pass Through                8.000       9/15/26       94,918
    77,956    Government National Mortgage Association 30-Yr. Pass Through                8.000       6/15/25       80,119
   426,848    Government National Mortgage Association 30-Yr. Pass Through                7.500      11/15/28      434,240
   141,849    Government National Mortgage Association 30-Yr. Pass Through                7.500      10/15/27      144,343
   121,209    Government National Mortgage Association 30-Yr. Pass Through                7.500       3/15/27      123,340
   114,858    Government National Mortgage Association 30-Yr. Pass Through                7.500       3/15/23      117,324
   203,250    Government National Mortgage Association 30-Yr. Pass Through                7.000       8/15/28      204,246
   182,946    Government National Mortgage Association 30-Yr. Pass Through                7.000       1/15/28      183,843
   490,546    Government National Mortgage Association 30-Yr. Pass Through                7.000      11/15/27      493,135
   165,319    Government National Mortgage Association 30-Yr. Pass Through                7.000      11/15/27      166,192
   104,886    Government National Mortgage Association 30-Yr. Pass Through                7.000       1/15/24      105,707
   463,495    Government National Mortgage Association 30-Yr. Pass Through                6.500       4/15/29      458,713
   490,065    Government National Mortgage Association 30-Yr. Pass Through                6.500       3/15/29      485,009
   222,590    Government National Mortgage Association 30-Yr. Pass Through                6.500      12/15/28      220,353
   214,598    Government National Mortgage Association 30-Yr. Pass Through                6.500       7/15/28      212,441
   162,081    Government National Mortgage Association 30-Yr. Pass Through                6.000       5/15/26      158,125
              Total Government National Mortgage Association                           4,664,517

              Total Mortgage Backed Securities                                                                  20,355,903

Non-Corporate ( 3.1% )
   250,000    African Development Bank                                                    6.875      10/15/15      257,322
   350,000    Canada Government                                                           5.250       11/5/08      335,626
Non-Corporate--continued
  $500,000    Export-Import Bank of Korea                                                 6.500%     11/15/06     $484,499
   250,000    Mexico Government International Bond                                        9.875       1/15/07      265,625
   250,000    Province of Manitoba                                                        6.125       1/19/04      251,765
   250,000    Province of Nova Scotia                                                     7.250       7/27/13      267,895
              Total Non-Corporate                                                                                1,862,732

U.S. Government Obligations ( 37.3% )

U.S. Government Agency ( 10.1% )
   500,000    Federal Home Loan Bank                                                      6.750        5/1/02      506,936
   250,000    Federal Home Loan Bank                                                      6.500      11/29/05      257,854
   495,000    Federal Home Loan Bank                                                      5.440      10/15/03      492,950
   255,000    Federal Home Loan Mortgage Corporation                                      6.520        1/2/02      256,867
   300,000    Federal Home Loan Mortgage Corporation                                      6.250      10/15/02      303,259
   300,000    Federal Home Loan Mortgage Corporation                                      5.750       4/15/08      297,123
   500,000    Federal Home Loan Mortgage Corporation                                      5.750       7/15/03      501,858
   475,000    Federal Home Loan Mortgage Corporation                                      5.125      10/15/08      449,415
   450,000    Federal National Mortgage Association                                       7.500       2/11/02      458,495
   250,000    Federal National Mortgage Association                                       6.375       6/15/09      256,010
   100,000    Federal National Mortgage Association                                       6.250       5/15/29      100,510
   500,000    Federal National Mortgage Association                                       6.000       5/15/08      501,881
   500,000    Federal National Mortgage Association                                       5.960       9/11/28      473,138
   225,000    Federal National Mortgage Association                                       5.750       4/15/03      225,777
   200,000    Federal National Mortgage Association                                       5.625       5/14/04      199,762
   250,000    Private Export Funding Corporation                                          6.240       5/15/02      251,943
   200,000    Resolution Funding Corporation                                              8.125      10/15/19      249,214
   250,000    Tennessee Valley Authority                                                  6.000       3/15/13      247,546
              Total U.S. Government Agency                                                                       6,030,538

 U.S. Treasury Securities ( 27.2% )
   250,000    U.S. Treasury Bonds                                                        10.375      11/15/12      321,445
   500,000    U.S. Treasury Bonds                                                         9.875      11/15/15      720,193
   350,000    U.S. Treasury Bonds                                                         8.750       5/15/17      469,916
   600,000    U.S. Treasury Bonds                                                         8.500       2/15/20      804,365
   250,000    U.S. Treasury Bonds                                                         8.125       8/15/21      326,808
   445,000    U.S. Treasury Bonds                                                         8.125       5/15/21      581,075
   475,000    U.S. Treasury Bonds                                                         8.125       8/15/19      613,972
   290,000    U.S. Treasury Bonds                                                         7.625      11/15/22      363,563
   260,000    U.S. Treasury Bonds                                                         7.500      11/15/24      324,512
   250,000    U.S. Treasury Bonds                                                         6.875       8/15/25      292,375
   300,000    U.S. Treasury Bonds                                                         6.750       8/15/26      346,640
   465,000    U.S. Treasury Bonds                                                         6.625       2/15/27      530,988
   500,000    U.S. Treasury Bonds                                                         6.375       8/15/27      554,903
   500,000    U.S. Treasury Notes                                                        11.875      11/15/03      587,402
   475,000    U.S. Treasury Notes                                                         7.875      11/15/04      519,883
   460,000    U.S. Treasury Notes                                                         7.500       2/15/05      500,292
   500,000    U.S. Treasury Notes                                                         7.250       8/15/04      534,443
   775,000    U.S. Treasury Notes                                                         7.250       5/15/04      824,917
   280,000    U.S. Treasury Notes                                                         7.000       7/15/06      304,836
 U.S. Treasury Securities--continued
  $300,000    U.S. Treasury Notes                                                         6.750%      5/15/05     $319,321
   480,000    U.S. Treasury Notes                                                         6.625       4/30/02      487,575
   350,000    U.S. Treasury Notes                                                         6.500      10/15/06      373,543
   265,000    U.S. Treasury Notes                                                         6.500       8/15/05      280,202
   475,000    U.S. Treasury Notes                                                         6.500       5/31/02      482,199
   200,000    U.S. Treasury Notes                                                         6.250       2/15/07      211,351
   370,000    U.S. Treasury Notes                                                         6.250       2/15/03      377,916
   300,000    U.S. Treasury Notes                                                         6.250       8/31/02      304,598
   500,000    U.S. Treasury Notes                                                         6.250       1/31/02      503,994
   250,000    U.S. Treasury Notes                                                         6.125       8/15/07      263,183
   500,000    U.S. Treasury Notes                                                         6.000       7/31/02      505,303
   550,000    U.S. Treasury Notes                                                         5.875       2/15/04      561,256
   325,000    U.S. Treasury Notes                                                         5.750      10/31/02      327,917
   300,000    U.S. Treasury Notes                                                         5.750       8/15/10      314,414
   450,000    U.S. Treasury Notes                                                         5.500       5/31/03      453,707
   330,000    U.S. Treasury Notes                                                         5.500       1/31/03      332,306
   650,000    U.S. Treasury Notes                                                         5.250       8/15/03      651,635
              Total U.S. Treasury Securities                                                                    16,272,948

              Total U.S. Government Obligations                                                                 22,303,486

Utilities ( 2.3% )
   200,000    Arizona Public Service Company                                              7.625        8/1/05      207,684
   200,000    Baltimore Gas & Electric Company                                            7.500       1/15/07      207,897
   250,000    Columbia Energy Group                                                       7.320      11/28/10      241,393
   250,000    Enron Corporation                                                           6.875      10/15/07      254,213
   250,000    PG&E Corporation                                                            7.100        6/1/05      218,089
   250,000    Texas Utilities Electric Company                                            7.375        8/1/01      251,006
              Total Utilities                                                                                    1,380,282

              Total Long-Term Fixed Income Investments
              (amortized cost basis $57,953,255)                                                                58,512,427

 Principal                                     Interest    Maturity      Market
  Amount   Short-Term Investments ( 1.2% )      Rate/1/      Date         Value

693,000    Countrywide Home Loans, Inc.          6.700      1/2/01      692,873
           Total Short-Term Investments
           (amortized cost basis $692,873)                              692,873

           Total Investments ( 98.9% )
           (amortized cost basis $58,646,128)                        59,205,300

           Other Assets,
           Less Liabilities ( 1.1% )                                    649,509

           NET ASSETS (100.0%)                                      $59,854,809
__________

 /1/  The interest rate reflects the discount rate at the date of purchase
 /2/  144A Security

See page 111 For a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Money Market Portfolio
Schedule Of Investments As Of December 31, 2000

Investment Objective
The Portfolio strives for maximum current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in high-quality, short-term money market instruments.

   Principal                                           Interest       Maturity       Market
     Amount    Commercial Paper ( 100.8% )             Rate /1/         Date          Value

 $1,462,000   Alabama Power Company                      6.600%       1/16/01     $1,457,979
  1,506,000   American Express Credit Corporation        6.540        1/10/01      1,503,538
  1,013,000   American General Finance Corporation       6.400        1/30/01      1,007,777
  1,256,000   BellSouth Telecommunications, Inc.         6.380         2/1/01      1,249,100
    368,000   Coca-Cola Company                          6.490        1/29/01        366,142
  1,200,000   Colgate-Palmolive Company                  6.450        1/31/01      1,193,550
  1,500,000   Countrywide Home Loans, Inc.               6.630        1/16/01      1,495,856
  1,400,000   Duke Energy Corporation                    6.490         1/4/01      1,399,243
  1,440,000   E. I. Dupont Nemours & Company             6.330        1/25/01      1,433,923
    740,000   Exxon Imperial U.S., Inc. /4/              6.500         1/2/01        739,866
    994,000   Ford Motor Credit Company                  6.510        1/18/01        990,944
  1,400,000   Gannett Company /4/                        6.500         1/5/01      1,398,989
  1,398,000   General Electric Capital Corporation       6.530         1/8/01      1,396,225
  1,085,000   General Motors Acceptance Corporation      6.500        1/19/01      1,081,474
  1,063,000   Gillette Company                           6.500        1/12/01      1,060,889
  1,478,000   Goldman Sachs Group, L.P.                  6.550        1/10/01      1,475,580
  1,336,000   Hershey Foods Corporation                  6.460        1/22/01      1,330,966
  1,100,000   Honeywell International, Inc.              6.520        1/17/01      1,096,812
  1,403,000   IBM Credit Corporation                     6.540         1/3/01      1,402,490
  1,205,000   Merrill Lynch & Company, Inc.              6.500        1/24/01      1,199,996
    600,000   Motorola, Inc.                             6.340        2/23/01        594,400
  1,319,000   New Jersey Natural Gas Company             6.580     1/5-1/8/01      1,317,439
  1,500,000   Pfizer, Inc.                               6.500        1/11/01      1,497,292
  1,238,000   Pitney Bowes Credit Corporation            6.510        1/12/01      1,235,537
  1,447,000   R.R. Donnelley & Sons Company /4/          6.520        1/29/01      1,439,662
  1,258,000   SBC Communications, Inc. /4/               6.550    1/2-1/25/01      1,253,600
  1,500,000   Toyota Motor Credit Corporation /4/        6.510         1/9/01      1,497,830
  1,500,000   Verizon Network                            6.550        1/26/01      1,493,177
  1,065,000   Wisconsin Electric Power Company           6.570        1/23/01      1,060,724
              Total Commercial Paper ( 100.8%)
              (amortized cost $35,671,000)                                        35,671,000

              Other Assets,
              Less Liabilities ( -0.8%)                                            (265,732)

              NET ASSETS ( 100.0%)                                              $35,405,268
__________

/1/The interest rate shown reflects the discount rate at the date of purchase
/4/ 4(2) Commercial paper

See page 111 For a complete discussion of investment terms.

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Series Fund, Inc.
Statement of Assets and Liabilities
As of December 31, 2000

                                                                              Small         International       Large
                                                                           Company Stock        Stock       Company Stock
                                                                            Portfolio         Portfolio       Portfolio

Assets:
Investments at cost                                                        $317,689,787     $85,979,733     $722,125,836
Investments at value                                                       $306,268,354     $79,006,135     $906,418,433

Cash                                                                                902         183,798              708
Dividends and interest receivable.                                              188,128         117,810          761,746
Receivable for investments sold                                                  87,160          53,130             -
Receivable fund shares sold                                                      90,993         132,459          395,353
Receivable for forward currency contracts                                          -          7,779,309             -
Total Assets                                                               $306,635,537     $87,272,641     $907,576,240

Liabilities:
Payable for forward currency contracts                                     $         -       $7,586,081     $       -
Payable for investments purchased                                             1,534,494           1,027        1,696,060
Income distributions payable                                                       -               -                -
Payable for fund shares redeemed                                                279,516          52,234          796,671
Investment advisory fees payable                                                 83,812          53,158          241,543
Total Liabilities                                                             1,897,822       7,692,500        2,734,274

Net Assets:
Capital stock                                                               299,764,176      86,434,553      717,584,247
Undistributed net investment income                                               5,832          (4,431)           8,482
Undistributed net realized gain (loss)                                       16,389,140         (70,141)       2,956,640
Net unrealized appreciation/depreciation on investments                     (11,421,433)     (6,973,598)     184,292,597
Net unrealized appreciation/depreciation on foreign currency contracts             -            193,228             -
Net unrealized appreciation/depreciation on currency related transactions          -                530             -
Total Net Assets                                                            304,737,715      79,580,141      904,841,966

Total Liabilities & Net Assets                                             $306,635,537     $87,272,641     $907,576,240

Capital Shares Outstanding (2 billion shares authorized)                     22,341,357       6,480,440       37,509,517
Net Asset Value Per Share                                                        $13.64          $12.28           $24.12

                                                                                     High Yield                    Money
                                                                      Balanced          Bond          Bond         Market
                                                                      Portfolio       Portfolio     Portfolio     Portfolio

Assets:
Investments at cost                                                 $743,343,840    $34,559,641   $58,646,128   $35,671,000
Investments at value                                                $801,606,098    $32,642,862   $59,205,300   $35,671,000

Cash                                                                         135        307,936           104           558
Dividends and interest receivable.                                     4,192,447        671,313       762,400          -
Receivable for investments sold                                             -              -             -             -
Receivable fund shares sold                                              128,792          7,187       191,149       861,136
Receivable for forward currency contracts                                   -              -             -             -
Total Assets                                                        $805,927,472    $33,629,298   $60,158,953   $36,532,694

Liabilities:
Payable for forward currency contracts                          $           -    $         -    $        -      $      -
Payable for investments purchased                                        840,525           -             -             -
Income distributions payable                                                -              -             -           18,380
Payable for fund shares redeemed                                       1,284,611         14,711       286,640     1,098,446
Investment advisory fees payable                                         214,795         11,225        17,504        10,600
Total Liabilities                                                      2,339,931         25,936       304,144     1,127,426

Net Assets:
Capital stock                                                        744,106,495     45,051,820    60,164,879    35,405,268
Undistributed net investment income                                       31,683          2,545         2,271          -
Undistributed net realized gain (loss)                                 1,187,105     (9,534,224)     (871,513)         -
Net unrealized appreciation/depreciation on investments               58,262,258     (1,916,779)      559,172          -
Net unrealized appreciation/depreciation on foreign currency contracts      -              -             -             -
Net unrealized appreciation/depreciation on currency related transactions   -              -             -             -
Total Net Assets                                                     803,587,541     33,603,362    59,854,809    35,405,268

Total Liabilities & Net Assets                                      $805,927,472    $33,629,298   $60,158,953   $36,532,694

Capital Shares Outstanding (2 billion shares authorized)              51,997,241      4,912,476     5,969,086    35,405,268
Net Asset Value Per Share                                                $15.45          $6.84        $10.03          $1.00

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Series Fund, Inc.
Statement of Operations
For the Year Ended December 31, 2000

                                                                             Small Company    International       Large
                                                                                 Stock            Stock       Company Stock
                                                                               Portfolio        Portfolio       Portfolio
Investment Income
Dividends                                                                      $1,839,643      $2,223,954      $10,562,450
Interest                                                                          218,896         241,626          425,906
Foreign dividend withholding                                                         -            (97,953)               -
Total Investment  Income                                                        2,058,539       2,367,627       10,988,356

Expenses
Adviser fee                                                                       916,431         256,231        2,914,406
Sub-Adviser fees                                                                     -            323,048             -
Administrative service and pricing fees                                             5,437          16,059            4,531
Audit and legal fees                                                               27,877          22,263           48,515
Custody fees                                                                       71,455          85,209           58,304
Director fees                                                                       5,216           1,421           16,489
Printing and postage expense                                                       39,783          10,843          125,778
Other expenses                                                                        837             265            2,540
Total Expenses Before Reimbursement                                             1,067,036         715,339        3,170,563

Less Reimbursement from Adviser                                                  (150,605)       (136,060)        (256,157)

Total Net Expenses                                                                916,431         579,279        2,914,406

Net Investment Income                                                           1,142,108       1,788,348        8,073,950

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency
Net realized gains (losses) on investments                                     38,030,220         397,602       12,632,673
Net realized gains (losses) on foreign currency transactions                         -            (28,065)            -
Change in net unrealized appreciation/depreciation on investments             (11,042,410)    (17,543,293)    (109,481,142)
Change in net unrealized appreciation/depreciation on foreign currency
transactions                                                                         -            195,357             -
Net Realized and Unrealized Gains (losses) on Investments and
Foreign Currency                                                               26,987,810     (16,978,399)     (96,848,469)

Net Increase (Decrease) in Net Assets From Operations                         $28,129,918    $(15,190,051)    $(88,774,519)

                                                                                   High Yield                       Money
                                                                      Balanced        Bond            Bond          Market
                                                                      Portfolio     Portfolio       Portfolio      Portfolio
Investment Income
Dividends                                                              $4,989,336         $15,750  $            -    $             -
Interest                                                               25,053,411       3,517,683    3,836,777   2,478,998
Foreign dividend withholding                                                 -               -            -            -
Total Investment  Income                                               30,042,747       3,533,433    3,836,777   2,478,998

Expenses
Adviser fee                                                             2,540,242          91,380      194,744     136,366
Sub-Adviser fees                                                             -             42,067         -            -
Administrative service and pricing fees                                    24,401          13,300       13,783         840
Audit and legal fees                                                       45,398          20,723       19,601      15,310
Custody fees                                                               68,624           5,389       10,309       5,286
Director fees                                                              14,560             600        1,068         646
Printing and postage expense                                              111,060           4,578        8,147       4,930
Other expenses                                                              2,248             141          211         148
Total Expenses Before Reimbursement                                     2,806,533         178,178      247,863     163,526

Less Reimbursement from Adviser                                          (266,291)        (44,731)     (53,119)    (27,160)

Total Net Expenses                                                      2,540,242         133,447      194,744     136,366

Net Investment Income                                                  27,502,505       3,399,986    3,642,033   2,342,632

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency
Net realized gains (losses) on investments                             22,549,822      (8,590,533)    (559,779)        -
Net realized gains (losses) on foreign currency transactions                 -               -            -            -
Change in net unrealized appreciation/depreciation on investments     (55,286,043)      4,685,118    3,071,143         -
Change in net unrealized appreciation/depreciation on foreign currency
transactions                                                                 -               -            -            -
Net Realized and Unrealized Gains (losses) on Investments and
Foreign Currency                                                      (32,736,221)     (3,905,415)   2,511,364         -

Net Increase (Decrease) in Net Assets From Operations                 $(5,233,716)      $(505,429)  $6,153,397  $2,342,632

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Series Fund, Inc.
Statement of Changes in Net Assets
For the Year Ended December 31, 2000

                                                                              Small Company               International
                                                                             Stock Portfolio             Stock Portfolio
                                                                      Year Ended     Year Ended     Year Ended     Year Ended
                                                                       12/31/99       12/31/00       12/31/99       12/31/00

Operations
Net investment income                                                  $962,376      $1,142,108      $185,186      $1,788,348
Net realized gains (losses) on investments                            9,143,735      38,030,220     1,592,722         397,602
Net realized gains (losses) on foreign currency transactions                -              -           18,132         (28,065)
Change in net unrealized appreciation/depreciation on investments                    13,784,185   (11,042,410)      8,935,853
(17,543,293)
Change in net unrealized appreciation/depreciation on foreign
currency transactions                                                       -              -           65,260         195,357
Net Increase (Decrease) in Net Assets Resulting from Operations      23,890,296      28,129,918    10,797,153     (15,190,051)

Distributions to Shareholders
From net investment income                                             (963,974)     (1,136,276)     (251,468)     (1,764,714)
From net realized gains                                             (10,325,815)    (20,803,249)     (255,565)     (1,422,348)
Total Distributions to Shareholders                                 (11,289,789)    (21,939,525)     (507,033)     (3,187,062)

Fund Share Transactions
Purchases of fund shares                                             26,941,433      67,750,422    19,515,711      61,918,464
Income dividends reinvested                                             963,974       1,136,276       161,668       1,482,514
Capital gains reinvested                                             10,325,815      20,803,249       164,302       1,194,897
Redemption of fund shares                                           (23,200,366)    (17,094,552)   (1,709,135)    (10,655,938)
Net Increase (Decrease) in Net Assets from Fund Share Transactions   15,030,856      72,595,395    18,132,546      53,939,937

Net Increase (Decrease)in Net Assets                                 27,631,363      78,785,788    28,422,666      35,562,824

Net Assets Beginning of Period                                      198,320,564     225,951,927    15,594,651      44,017,317

Net Assets End of Period                                            225,951,927     304,737,715    44,017,317      79,580,141

Accumulated Undistributed Net Investment Income                          $2,737          $5,832       $(1,711)        $(4,431)

                                                                              Large Company                 Balanced
                                                                             Stock Portfolio                Portfolio
                                                                       Year Ended      Year Ended    Year Ended    Year Ended
                                                                        12/31/99        12/31/00      12/31/99      12/31/00

Operations
Net investment income                                                   $7,206,165     $8,073,950   $21,659,535    $27,502,505
Net realized gains (losses) on investments                               6,634,331     12,632,673    24,466,362     22,549,822
Net realized gains (losses) on foreign currency transactions                  -              -             -              -
Change in net unrealized appreciation/depreciation on investments      123,117,531   (109,481,142)   25,038,159    (55,286,043)
Change in net unrealized appreciation/depreciation on foreign
currency transactions                                                         -              -             -              -
Net Increase (Decrease) in Net Assets Resulting from Operations        136,958,027    (88,774,519)   71,164,056     (5,233,716)

Distributions to Shareholders
From net investment income                                              (7,204,678)    (8,073,388)  (21,651,007)   (27,512,526)
From net realized gains                                                 (7,160,556)   (10,465,596)  (20,059,509)   (30,143,410)
Total Distributions to Shareholders                                    (14,365,234)   (18,538,984)  (41,710,516)   (57,655,936)

Fund Share Transactions
Purchases of fund shares                                               202,498,001    182,665,704   201,101,016     99,214,275
Income dividends reinvested                                              7,204,678      8,073,388    21,651,007     27,512,526
Capital gains reinvested                                                 7,160,556     10,465,596    20,059,509     30,143,410
Redemption of fund shares                                              (38,055,406)   (62,810,827)  (39,956,363)   (68,038,642)
Net Increase (Decrease) in Net Assets from Fund Share Transactions     178,807,829    138,393,861   202,855,169     88,831,569

Net Increase (Decrease)in Net Assets                                   301,400,622     31,080,358   232,308,709     25,941,917

Net Assets Beginning of Period                                         572,360,986    873,761,608   545,336,915    777,645,624

Net Assets End of Period                                              $873,761,608   $904,841,966  $777,645,624   $803,587,541

Accumulated Undistributed Net Investment Income                            $18,402         $8,482       $41,704        $31,683

                                                                               High Yield                       Bond
                                                                             Bond Portfolio                   Portfolio
                                                                        Year Ended    Year Ended       Year Ended    Year Ended
                                                                         12/31/99      12/31/00         12/31/99      12/31/00
Operations
Net investment income                                                     $3,352,233    $3,399,986      $3,194,530    $3,642,033
Net realized gains (losses) on investments                                  (714,794)   (8,590,533)       (218,330)     (559,779)
Net realized gains (losses) on foreign currency transactions                    -             -               -                -
Change in net unrealized appreciation/depreciation on investments         (4,118,676)    4,685,118      (3,618,272)    3,071,143
Change in net unrealized appreciation/depreciation on foreign
currency transactions                                                           -             -               -             -
Net Increase (Decrease) in Net Assets Resulting from Operations           (1,481,237)     (505,429)       (642,072)    6,153,397

Distributions to Shareholders
From net investment income                                                (3,349,981)   (3,401,723)     (3,192,127)   (3,644,111)
From net realized gains                                                         -             -               -                -
Total Distributions to Shareholders                                       (3,349,981)   (3,401,723)     (3,192,127)   (3,644,111)

Fund Share Transactions
Purchases of fund shares                                                  12,496,944     6,763,946      21,644,488     8,327,082
Income dividends reinvested                                                1,573,980     1,923,723       3,192,127     3,644,111
Capital gains reinvested                                                        -             -               -                -
Redemption of fund shares                                                 (4,042,333)   (4,339,982)     (6,848,722)  (10,986,532)
Net Increase (Decrease) in Net Assets from Fund Share Transactions        10,028,591     4,347,687      17,987,893       984,661

Net Increase (Decrease)in Net Assets                                       5,197,373       440,535      14,153,694     3,493,947

Net Assets Beginning of Period                                            27,965,454    33,162,827      42,207,168    56,360,862

Net Assets End of Period                                                 $33,162,827   $33,603,362     $56,360,862   $59,854,809

Accumulated Undistributed Net Investment Income                               $4,282        $2,545          $4,349        $2,271

                                                                                           Money Market
                                                                                             Portfolio
                                                                                  Year Ended          Year Ended
                                                                                   12/31/99            12/31/00

Operations
Net investment income                                                               $1,924,491         $2,342,632
Net realized gains (losses) on investments                                                -                  -
Net realized gains (losses) on foreign currency transactions                              -                  -
Change in net unrealized appreciation/depreciation on investments                         -                  -
Change in net unrealized appreciation/depreciation on foreign currency
transactions                                                                              -                  -
Net Increase (Decrease) in Net Assets Resulting from Operations                      1,924,491          2,342,632

Distributions to Shareholders
From net investment income                                                          (1,924,491)        (2,342,632)
From net realized gains                                                                   -                  -
Total Distributions to Shareholders                                                 (1,924,491)        (2,342,632)

Fund Share Transactions
Purchases of fund shares                                                           183,896,728        149,607,080
Income dividends reinvested                                                          1,921,848          2,331,418
Capital gains reinvested                                                                  -                  -
Redemption of fund shares                                                         (172,895,894)      (163,026,774)
Net Increase (Decrease) in Net Assets from Fund Share Transactions                  12,922,682        (11,088,276)

Net Increase (Decrease) in Net Assets                                               12,922,682        (11,088,276)

Net Assets Beginning of Period                                                      33,570,862         46,493,544

Net Assets End of Period                                                            46,493,544         35,405,268

Accumulated Undistributed Net Investment Income                                 $        -          $        -

The accompanying notes to the financial statements are an integral part of this schedule.

AAL Variable Product Series Fund, Inc.
Notes to Financial Statements

As of December 31, 2000

(A) Organization
The AAL Variable Product Series Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland and registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a “series” fund consisting of seven separate investment portfolios (known as the Small Company Stock, International Stock, Large Company Stock, Balanced, High Yield Bond, Bond, and Money Market Portfolios, collectively the “Portfolios”). Shares of the Portfolios are currently sold only to the AAL Variable Annuity Account I, the AAL Variable Annuity Account II, and the AAL Variable Life Account I (the “Variable Accounts”) to fund benefits under certificates of membership related to the flexible premium deferred variable annuity, the single premium immediate variable annuity and the flexible premium variable universal life insurance certificates issued by Aid Association for Lutherans (“AAL”), and as investment options in the AAL Employee Savings Plan in the Small Company Stock, International Stock, Large Company Stock, and High Yield Bond Portfolios.

(B) Significant Accounting Policies
The Portfolios' principal accounting policies are:

Valuation of Investments: Securities traded on national securities exchanges are valued at the last reported sales prices. Each over-the-counter security for which the last sales price is available from NASDAQ is valued at that price. Interest bearing money market instruments are valued at a cost that approximates the market value. All other instruments held by the Money Market Portfolio and money market investments with a remaining maturity of 60 days or less held by the other Portfolios are valued on an amortized cost basis. The International Stock Portfolio invests in foreign equity securities, whose values are subject to change in market conditions, as well as changes in political and regulatory environments. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under the supervision of the Fund’s Board of Directors. At December 31, 2000, one security in the Small Company Stock Portfolio was valued at fair value.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. The market values of securities and other assets and liabilities that are not traded in United States dollars are recorded in the financial statements after translation to U.S. dollars at the time net asset value is calculated. For federal income tax purposes, the International Stock Portfolio does treat as ordinary income the effect of changes in foreign exchange arising from actual foreign currency transactions and the effect of changes in foreign exchange rates from the fluctuations arising from trade date and settlement date differences.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward foreign currency exchange contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

Foreign Currency Contracts: In connection with purchases and sales of securities denominated in foreign currencies, the International Stock Portfolio may enter into forward currency contracts. Additionally, the International Stock Portfolio may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market values, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter-parties fail to settle these forward contracts, the International Stock Portfolio could be exposed to foreign currency fluctuations.

Federal Income Taxes: Each Portfolio intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Portfolios accordingly anticipate paying no federal income taxes and no federal income tax provision was required.

Distributions to Shareholders: All of the Portfolios intend to distribute all their net investment income and net realized capital gains, if any, as dividends. The Small Company Stock, Large Company Stock, Balanced, High Yield Bond and Bond Portfolios expect to declare and pay net investment income dividends monthly and net realized capital gains, if any, annually. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly. The International Stock Portfolio expects to declare and pay net investment income and net realized capital gains annually. Dividends and capital gains to shareholders are recorded on the ex-dividend date.

Credit Risk: The Portfolios may be susceptible to credit risk to the extent the issuer defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of the issuer. Interest accurals on defaulted securities are monitored for ability to collect payments in default.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses: The Portfolios are charged for those expenses that are directly attributed to each Portfolio, such as advisory and custodian fees. Expenses that are not directly attributable to a Portfolio are typically allocated among the Fund’s Portfolios in proportion to their respective net assets or other reasonable basis.

Other: For financial statement purposes investment transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis and includes accretion of discounts. Realized gains and losses from investment transactions are determined on a specific cost identification basis.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Portfolios to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Portfolios will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had premium amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Portfolios’ net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

The Fund estimates that the initial adjustment required upon adoption of premium amortization will decrease the recorded cost of its investments (but not their market value) by approximately $334,920 for the Bond Portfolio, $1,996,458 for the Balanced Portfolio, and $17,100 for the High Yield Bond Portfolio. Additionally, had this principle been in effect during the fiscal year ended December 31, 2000, the Fund estimates that net investment income would have decreased by approximately $0.04 per share for the Bond Portfolio, $0.03 per share for the Balanced Portfolio and $0.01 per shares for the High Yield Bond Portfolio, and realized and unrealized gain (loss) per share would have increased by the same amount.

(C) Investment Advisory Fees and Transactions with Related Parties
Effective January 1, 2000, the Board of Directors approved the transfer of the Investment Advisory responsibilities from AAL to AAL Capital Management Corporation (AALCMC), an affiliate of AAL. Therefore all advisory and sub-advisory agreements with AAL, AALCMC and Oechsle International were terminated as of December 31, 1999. The Fund has since entered into an investment advisory agreement with AALCMC relating to the management of the Portfolios and AALCMC will be paid an investment advisory fee as compensation for services to the Fund. The fee is a daily charge equal to an annual rate of 0.35% of the average daily net assets up to $250,000,000 and 0.30% of the average daily net assets in excess of that amount for the Small Company Stock, Large Company Stock, Balanced, Bond and Money Market Portfolios; 0.80% of the daily net assets for the International Stock Portfolio; and 0.40% of the daily net assets for the High Yield Bond Portfolio. Additionally, AALCMC has entered into a sub-advisory agreement with Oechsle International Advisors L.L.C. (Sub-Adviser) for the International Stock Portfolio. The sub-advisory fee, which is paid by AALCMC out of its existing advisory fee, is equal to an annual fee of 0.54% of assets under management for the first $20 million, 0.45% of assets under management for the next $30 million and 0.36% for assets under management over $50 million.

On June 21, 2000 at a special meeting of the shareholders, the shareholders of the High Yield Bond Portfolio approved a sub-advisory agreement with Pacific Investment Management Company (PIMCO) effective July 1, 2000. The sub-advisory fee is 0.25% of average daily net assets and paid by AALCMC out of its existing advisory fees.

Certain officers and directors of the Fund are also officers of AAL and AALCMC. Each director who is not affiliated with AAL or AALCMC receives an annual fee for services as a director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred director’s fees as if invested in any one of the AAL Mutual Funds (AAL’s public retail mutual fund offering). The value of each director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected AAL Mutual Funds. For the period ended December 31, 2000, directors of the Fund not affiliated with AAL or AALCMC received director fees in the aggregate amount of $40,000. No remuneration has been paid by the Fund to officers or directors affiliated with AAL or AALCMC. At December 31, 2000, all of the shares of each Portfolio are owned by AAL, the AAL Variable Annuity Account I, the AAL Variable Annuity Account II, the AAL Variable Life Account I, and the AAL Employee Savings Plan.

The Adviser has voluntarily reimbursed expenses in excess of each portfolios advisory fees. The voluntary waiver of expenses to these portfolios may be modified or discontinued at any time by the Adviser.

(D) Capital Share Transactions
Transactions in Fund shares for the years ended December 31, 1999 and December 31, 2000, were as follows:

                                  Small Company Stock Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                        2,179,850       4,870,300
Income Dividends Reinvested           78,674          82,070
Capital Gains Reinvested             795,517       1,498,793
Shares Redeemed                   (1,930,192)     (1,233,239)
Net Increase (Decrease)            1,123,849       5,217,924

                                  International Stock Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                        1,557,451       4,166,547
Income Dividends Reinvested           10,478         121,917
Capital Gains Reinvested              10,648          98,265
Shares Redeemed                     (139,713)       (756,627)
Net Increase (Decrease)            1,438,864       3,630,102

                                  Large Company Stock Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                        8,226,938       6,924,198
Income Dividends Reinvested          291,085         310,181
Capital Gains Reinvested             265,009         429,270
Shares Redeemed                   (1,533,126)     (2,392,695)
Net Increase (Decrease)            7,249,906       5,270,954

                                       Balanced Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                       12,249,850       6,002,760
Income Dividends Reinvested        1,322,619       1,678,709
Capital Gains Reinvested           1,200,449       1,939,730
Shares Redeemed                   (2,428,486)     (4,125,668)
Net Increase (Decrease)           12,344,432       5,495,531

                                    High Yield Bond Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                        1,478,180         929,943
Income Dividends Reinvested          190,956         268,373
Capital Gains Reinvested              ------         -------
Shares Redeemed                     (482,755)       (597,206)
Net Increase (Decrease)            1,186,381         601,110

                                         Bond Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                        2,162,923         856,686
Income Dividends Reinvested          323,358         376,758
Capital Gains Reinvested              ------          ------
Shares Redeemed                     (687,663)     (1,137,923)
Net Increase (Decrease)            1,798,618          95,521

                                     Money Market Portfolio
                                   Year Ended      Year Ended
                                    12/31/99        12/31/00

Shares Sold                      183,896,729     149,607,080
Income Dividends Reinvested        1,921,847       2,331,418
Capital Gains Reinvested            --------        --------
Shares Redeemed                 (172,895,894)   (163,026,774)
Net Increase (Decrease)           12,922,682     (11,088,276)

(E) Investment Transactions
For the period ended December 31, 2000, the cost of investment securities purchased and the proceeds from investment securities sold (not including short-term investments and U.S. government obligations) were as follows:

Portfolio                      Purchases         Sales

Small Company Stock          $172,712,402   $121,788,659
International Stock            73,623,429     20,063,698
Large Company Stock           167,903,116     34,598,099
Balanced                      174,309,431     88,191,083
High Yield Bond                32,942,450     31,539,460
Bond                           10,026,381      6,986,468

For the year ended  December 31, 2000,  the  Portfolios  purchased  and sold the following in U.S. government obligations:

Portfolio                      Purchases         Sales

Balanced                      $23,085,975     $42,042,953
Bond                            5,580,473       7,795,732

At December 31, 2000,  the following  Portfolios  had  accumulated  net realized capital loss carryovers expiring in the following years:

     Year Loss
  Carryover Expires        High Yield Bond        Bond

        2003               $          0         $2,187
        2004                          0          7,782
        2005                          0         22,409
        2006                     84,677         42,778
        2007                    846,530        127,197
        2008                  8,143,371        591,785

To the extent that these Portfolios realize net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryover.

The International Stock, High Yield Bond and Bond Portfolios deferred, on a tax basis, post-October losses of $65,749; $459,646; and $77,375, respectively. Such amounts may be used to offset future capital gains

The gross and net unrealized appreciation and depreciation on investments at December 31, 2000, were as follows:

                                                          Net Unrealized
                                                           Appreciation
    Portfolio            Appreciation   (Depreciation)    (Depreciation)

Small Company Stock     $57,079,114      $(68,500,547)    $(11,421,433)
International Stock       7,766,577       (14,546,947)      (6,780,370)
Large Company Stock     290,263,916      (105,971,319)     184,292,597
Balanced                118,283,053       (60,020,795)      58,262,258
High Yield Bond             522,940        (2,439,719)      (1,916,779)
Bond                      1,159,289          (600,117)         559,172

As of December 31, 2000, the cost of investments for federal income tax purposes for each of the Portfolios was as follows:

Small Company Stock                  $318,013,259
 International Stock                     85,984,125
 Large Company Stock                   722,211,302
 Balanced                              743,806,369
 High Yield Bond                        34,559,641
 Bond                                   58,646,128
 Money Market                           35,671,000

Any differences between book and tax are due to wash sale losses.

(F)Forward Currency Contracts
As of December 31, 2000, the International Stock Portfolio had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $193,228.

Settlement Date                  Currency to       U.S. Value                  Currency to      U.S. Value
    Through                     be delivered       at 12/31/00                 be received      at 12/31/00

    1/4/01        1,993,125     Japanese Yen         $17,453       17,502      U.S. Dollar       $17,502
    1/4/01            1,027      U.S. Dollar           1,027      116,903     Japanese Yen         1,024
    1/5/01        2,031,553     Japanese Yen          17,789       17,691      U.S. Dollar        17,691
    1/9/01        2,080,669     Japanese Yen          18,220       18,194      U.S. Dollar        18,194
   2/28/01      852,500,901     Japanese Yen       7,531,592    7,724,898      U.S. Dollar     7,724,898
                                                  $7,586,081                                  $7,779,309

AAL Variable Product Series Fund, Inc.
Financial Highlights

The following table presents per share information for each Portfolio of the AAL Variable Product Series Fund, Inc. for the period presented, which should be read in conjunction with the financial statements and related notes.

                                                                      Small Company Stock Portfolio
                                                              Year Ended   Year Ended    Year Ended   Year Ended    Year Ended
                                                               12/31/00     12/31/99      12/31/98     12/31/97      12/31/96

Net Asset Value: Beginning of Period                             $13.20       $12.40        $14.88       $12.54       $10.99

Income from Investment Operations
Net investment income (loss)                                       0.06         0.06          0.08         0.11         0.12
Net realized and unrealized gain (loss) on investments             1.44         1.43         (0.13)        3.05         1.86
Total from Investment Operations                                   1.50         1.49         (0.05)        3.16         1.98

Less Distributions from:
Net investment income                                             (0.06)       (0.06)        (0.08)       (0.11)       (0.12)
Net realized capital gains                                        (1.00)       (0.63)        (2.35)       (0.71)       (0.31)
Total Distributions                                               (1.06)       (0.69)        (2.43)       (0.82)       (0.43)

Net increase (decrease) in net asset value                         0.44         0.80         (2.48)        2.34         1.55
Net Asset Value: End of Period                                   $13.64       $13.20        $12.40       $14.88       $12.54

Total return (a)                                                  11.23%       12.19%         0.14%       25.37%       18.19%
Net assets, end of period (in thousands)                       $304,738      $225,952       $198,321     $152,928     $70,209
Ratio of expenses to average net assets (b)                        0.35%        0.35%         0.35%        0.35%        0.35%
Ratio of net investment income (loss) to average net assets (b)    0.43%        0.49%         0.55%        0.81%        1.14%
Portfolio turnover rate                                           46.38%       30.51%       103.70%       29.65%       20.14%

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                        0.40%        0.41%         0.43%        0.45%        0.75%
Ratio of net investment income (loss) to average net assets (b)    0.37%        0.44%         0.47%        0.71%        0.74%

__________

(a) Total return does not reflect expenses that apply at the Variable Account level.  Inclusion of these expenses would reduce the total return for the periods shown.
(b) Calculated on an annualized basis.

                                                                             International Stock Portfolio
                                                                         Year Ended        Year Ended     Period Ended
                                                                          12/31/00          12/31/99      12/31/98 (c)

Net Asset Value: Beginning of Period                                       $15.44            $11.05             $10.00

Income from Investment Operations
Net investment income (loss)                                                 0.28              0.06             0.09
Net realized and unrealized gain (loss) on investments                      (2.93)              4.51            0.96
Total from Investment Operations                                            (2.65)              4.57            1.05

Less Distributions from:
Net investment income                                                       (0.28)              (0.09)         -----
Net realized capital gains                                                  (0.23)              (0.09)         -----
Total Distributions                                                         (0.51)              (0.18)         -----

Net increase (decrease) in net asset value                                  (3.16)              4.39            1.05

Net Asset Value: End of Period                                             $12.28               $15.44          $11.05

Total return (a)                                                           (17.13%)           41.50%          10.41%
Net assets, end of period (in thousands)                                   $79,580          $44,017          $15,595
Ratio of expenses to average net assets (b)                                  0.80%             0.80%           0.80%
Ratio of net investment income (loss) to average net assets (b)              2.46%             0.74%           1.25%
Portfolio turnover rate                                                     29.60%            45.08%          32.66%

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                                  0.98%             1.13%           1.30%
Ratio of net investment income (loss) to average net assets (b)              2.27%             0.41%           0.75%

__________

(a) Total return does not reflect expenses that apply at the Variable Account level. Inclusion of these expenses would reduce the total return for the periods shown.
(b) Calculated on an annualized  basis.
(c) Since  inception on March 2, 1998.

                                                                                Large Company Stock Portfolio
                                                            Year Ended    Year Ended   Year Ended   Year Ended   Year Ended
                                                             12/31/00      12/31/99     12/31/98     12/31/97     12/31/96

Net Asset Value: Beginning of Period                          $27.10        $22.90       $18.06      $13.83       $11.51

Income from Investment Operations
Net investment income (loss)                                    0.23          0.25         0.24        0.23         0.23
Net realized and unrealized gain (loss) on investments         (2.70)         4.42         4.85        4.25         2.34
Total from Investment Operations                               (2.47)         4.67         5.09        4.48         2.57

Less Distributions from:
Net investment income                                          (0.23)        (0.25)       (0.24)      (0.23)       (0.23)
Net realized capital gains                                     (0.28)        (0.22)       (0.01)      (0.02)       (0.02)
Total Distributions                                            (0.51)        (0.47)       (0.25)      (0.25)       (0.25)

Net increase (decrease) in net asset value                     (2.98)         4.20         4.84        4.23         2.32

Net Asset Value: End of Period                                $24.12        $27.10       $22.90      $18.06       $13.83

Total return (a)                                               (9.18%)       20.52%       28.36%      32.59%       22.47%
Net assets, end of period (in thousands)                      $904,842     $873,762     $572,361    $318,475     $120,089
Ratio of expenses to average net assets (b)                     0.31%         0.32%        0.33%       0.35%        0.35%
Ratio of net investment income (loss) to average net assets (b) 0.87%         1.01%        1.20%       1.48%        1.97%
Portfolio turnover rate                                         3.76%         2.74%        1.49%       1.00%        1.77%

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                     0.34%         0.35%        0.38%       0.43%        0.63%
Ratio of net investment income (loss) to average net assets (b) 0.84%         0.98%        1.15%       1.39%        1.69%

                                                                                    Balanced Portfolio
                                                             Year Ended  Year Ended    Year Ended   Year Ended   Year Ended
                                                              12/31/00    12/31/99      12/31/98     12/31/97     12/31/96

Net Asset Value: Beginning of Period                          $16.72         $15.97      $14.05      $11.96        $10.92

Income from Investment Operations
Net investment income (loss)                                    0.56           0.53        0.50        0.46         0.41
Net realized and unrealized gain (loss) on investments         (0.67)          1.19        2.17        2.09         1.05
Total from Investment Operations                               (0.11)          1.72        2.67        2.55         1.46

Less Distributions from:
Net investment income (loss)                                   (0.56)         (0.53)      (0.50)      (0.46)       (0.41)
Net realized capital gains                                     (0.60)         (0.44)      (0.25)       ---         (0.01)
Total Distributions                                            (1.16)         (0.97)      (0.75)      (0.46)       (0.42)

Net increase (decrease) in net asset value                     (1.27)          0.75        1.92        2.09         1.04

Net Asset Value: End of Period                                $15.45         $16.72      $15.97      $14.05       $11.96

Total return (a)                                               (0.67%)        11.00%      19.27%      21.71%       13.65%
Net assets, end of period (in thousands)                      $803,588      $777,646    $545,337    $306,501     $126,518
Ratio of expenses to average net assets (b)                     0.32%          0.32%       0.33%       0.35%        0.35%
Ratio of net investment income (loss) to average net assets (b) 3.42%          3.26%       3.38%       3.62%        3.89%
Portfolio turnover rate                                        18.27%         16.91%      21.39%       6.86%        5.43%
Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                     0.35%          0.36%       0.39%       0.43%        0.60%
Ratio of net investment income (loss) to average net assets (b) 3.38%          3.22%       3.32%       3.53%        3.65%

                                                                             High Yield Bond Portfolio
                                                                 Year Ended    Year Ended     Period Ended
                                                                   12/31/00      12/31/99     12/31/98 (c)

Net Asset Value: Beginning of Period                                $7.69          $8.95          $10.00

Income from Investment Operations
Net investment income (loss)                                         0.74           0.89            0.74
Net realized and unrealized gain (loss) on investments              (0.85)         (1.26)          (1.05)
Total from Investment Operations                                    (0.11)         (0.37)          (0.31)

Less Distributions from:
Net investment income (loss)                                        (0.74)         (0.89)          (0.74)
Net realized capital gains                                           -----          -----          -----
Total Distributions                                                 (0.74)         (0.89)          (0.74)

Net increase (decrease) in net asset value                          (0.85)         (1.26)          (1.05)
Net Asset Value: End of Period                                      $6.84          $7.69           $8.95

Total return (a)                                                    (1.46%)        (4.45%)         (3.25%)
Net assets, end of period (in thousands)                            $33,603        $33,163         $27,965
Ratio of expenses to average net assets (b)                          0.40%          0.40%           0.40%
Ratio of net investment income (loss) to average net assets (b)     10.19%         10.70%           9.54%
Portfolio turnover rate                                             98.91%         44.33%          25.43%

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                          0.53%          0.50%           0.54%
Ratio of net investment income (loss) to average net assets (b)     10.06%         10.61%           9.40%

__________

(a)  Total return does not reflect  expenses that apply at the Variable  Account level.  Inclusion of these  expenses  would reduce the total return for the periods shown.
(b)  Calculated on an annualized basis.
(c)  Since inception on March 2, 1998.

                                                                                       Bond Portfolio
                                                                  Year Ended   Year Ended   Year Ended  Year Ended  Year Ended
                                                                   12/31/00     12/31/99     12/31/98    12/31/97    12/31/96

Net Asset Value: Beginning of Period                                  $9.60      $10.36       $10.15       $9.90      $10.23

Income from Investment Operations
Net investment income (loss)                                          0.64         0.62         0.64        0.64        0.63
Net realized and unrealized gain (loss) on investments                0.43        (0.76)        0.21        0.25       (0.33)
Total from Investment Operations                                      1.07        (0.14)        0.85        0.89        0.30

Less Distributions from:
Net investment income (loss)                                         (0.64)       (0.62)       (0.64)      (0.64)      (0.63)
Net realized capital gains                                           -----         -----       -----         -----       -----
Total Distributions                                                  (0.64)       (0.62)       (0.64)      (0.64)      (0.63)

Net increase (decrease) in net asset value                            0.43        (0.76)        0.21        0.25       (0.33)
Net Asset Value: End of Period                                       $10.03       $9.60       $10.36      $10.15       $9.90

Total return (a)                                                     11.45%       (1.35%)       8.59%       9.37%       3.10%
Net assets, end of period (in thousands)                           $59,855       $56,361     $42,207      $26,710     $17,666
Ratio of expenses to average net assets (b)                           0.35%        0.35%        0.35%       0.35%       0.35%
Ratio of net investment income (loss) to average net assets (b)       6.54%        6.33%        6.26%       6.55%       6.51%
Portfolio turnover rate                                              27.01%       19.50%       18.29%      18.41%      11.65%

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                           0.44%        0.44%        0.48%       0.52%       0.68%
Ratio of net investment income (loss) to average net assets (b)       6.45%        6.23%        6.13%       6.38%       6.18%

                                                                                 Money Market Portfolio
                                                           Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                             12/31/00      12/31/99      12/31/98     12/31/97     12/31/96

Net Asset Value: Beginning of Period                           $1.00        $1.00          $1.00       $1.00         $1.00

Income from Investment Operations
Net investment income (loss)                                    0.06         0.05           0.05        0.05          0.05
Net realized and unrealized gain (loss) on investments          -----        -----         -----        -----         -----
Total from Investment Operations                                0.06         0.05           0.05        0.05          0.05

Less Distributions from:
Net investment income (loss)                                   (0.06)       (0.05)         (0.05)      (0.05)        (0.05)
Net realized capital gains                                       -----       -----         -----        -----         -----
Total Distributions                                            (0.06)       (0.05)         (0.05)      (0.05)        (0.05)

Net increase (decrease) in net asset value                       -----       -----         -----        -----         -----
Net Asset Value: End of Period                                 $1.00        $1.00          $1.00       $1.00         $1.00

Total return (a)                                                6.19%        4.94%          5.31%       5.33%         5.23%
Net assets, end of period (in thousands)                     $35,405       $46,494       $33,571      $25,460        $17,125
Ratio of expenses to average net assets (b)                     0.35%        0.35%          0.35%       0.35%         0.35%
Ratio of net investment income (loss) to average net assets (b) 6.01%        4.85%          5.20%       5.24%         5.10%
Portfolio turnover rate                                          N/A          N/A            N/A         N/A           N/A

Without reimbursements the above ratios would have been:
Ratio of expenses to average net assets (b)                     0.42%        0.41%          0.44%       0.46%         0.65%
Ratio of net investment income (loss) to average net assets (b) 5.94%        4.79%          5.11%       5.13%         4.80%

AAL Variable Product Series Fund, Inc.
Report of Independent Accountants

[PricewaterhouseCoopers Logo]

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Suite 1500
Milwaukee WI 53202
Telephone (414) 212-1600

To the Board of Directors and Shareholders of AAL Variable Product Series Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AAL Variable Product Small Company Stock Portfolio, AAL Variable Product International Stock Portfolio, AAL Variable Product Large Company Stock Portfolio, AAL Variable Product Balanced Portfolio, AAL Variable Product High Yield Bond Portfolio, AAL Variable Product Bond Portfolio and AAL Variable Product Money Market Portfolio (comprising AAL Variable Product Series Fund, Inc., hereafter referred to as the “Portfolios”) at December 31, 2000, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period then ended, all in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements of the Portfolios as of December 31, 1999 and for all periods presented ended at or prior thereto were audited by other independent accountants whose report dated January 25, 2000 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers, LLP

February 2, 2001

AAL Variable Annuity Account I
Statement of Net Assets
As of December 31, 2000

Assets

Investments in AAL Variable Product Series Fund, Inc.:
     Small Company Stock Subaccount:
          Small Company Stock Portfolio, 21,656,201 shares at net asset value
          of $13.64 per share (cost $293,377,316)                                                        $295,390,178
     International Stock Subaccount:
          International Stock Portfolio, 4,291,777 shares at net asset value of
          $12.28 per share (cost $59,719,273)                                                              52,705,583
     Large Company Stock Subaccount:
          Large Company Stock Portfolio, 35,548,974 shares at net asset value of
          $24.12 per share (cost $675,871,499)                                                            857,561,941
     Balanced Subaccount:
          Balanced Portfolio, 51,018,844 shares at net asset value of $15.45 per
          share (cost $738,358,790)                                                                       788,321,213
     High Yield Bond Subaccount:
          High Yield Bond Portfolio, 2,437,991 shares at net asset value of $6.84
          per share (cost $20,188,208)                                                                     16,669,094
     Bond Subaccount:
          Bond Portfolio, 5,841,812 shares at net asset value of $10.02 per share (cost $58,831,237)       58,557,860
     Money Market Subaccount:
          Money Market Portfolio, 33,630,337 shares at net asset value of $1.00
          per share (cost $33,630,337)                                                                     33,630,337

Total Investments (cost $1,879,976,660)                                                                 2,102,836,206

Liabilities                                                                                                      ---

Net Assets                                                                                             $2,102,836,206

                                                                                         Unit                Extended
                                                                  Units                  Value                 Value

Net Assets are represented by:
       Small Company Stock Subaccount                           15,509,008              $19.05            $295,390,178
       International Stock Subaccount                            4,217,461               12.50              52,705,583
       Large Company Stock Subaccount                           34,711,029               24.70             857,561,941
       Balanced Subaccount                                      41,710,588               18.90             788,321,213
       High Yield Bond Subaccount                                1,896,620                8.79              16,669,094
       Bond Subaccount                                           4,395,393               13.32              58,557,860
       Money Market Subaccount                                  26,891,890                1.25              33,630,337
Total Net Assets                                                                                       $2,102,836,206

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Annuity Account I
Statement of Operations
For the Year Ended December 31, 2000

                                                                                                Small
                                                                                               Company       International
                                                                                                Stock            Stock
                                                                            Combined         Subaccount       Subaccount

Investment income
Dividends                                                                   $44,483,376       $1,109,624       $1,161,304
Capital gain distributions                                                   60,605,219       20,168,778          936,004
Total investment income                                                     105,088,595       21,278,402        2,097,308

Expenses-mortality and expense risk charges                                  26,218,148        3,253,380          546,953
Net investment income                                                        78,870,447       18,025,022        1,550,355

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) from investment transactions                         8,783,504          319,664           23,429
Change in unrealized appreciation (depreciation) of investments            (177,762,587)       5,914,077      (11,619,399)
Net gain (loss) on investments                                             (168,979,083)       6,233,741      (11,595,970)
Net increase (decrease) in net assets resulting from operations            $(90,108,636)     $24,258,763     $(10,045,615)

                                                           Large                            High
                                                          Company                           Yield                     Money
                                                           Stock         Balanced           Bond         Bond        Market
                                                        Subaccount      Subaccount       Subaccount   Subaccount   Subaccount

Investment income
Dividends                                               $7,695,104      $27,079,098     $1,634,514   $3,581,229  $2,222,503
Capital gain distributions                               9,921,616       29,578,821             -            -           -
Total investment income                                 17,616,720       56,657,919      1,634,514    3,581,229   2,222,503

Expenses-mortality and expense risk charges             11,147,428        9,921,686        200,612      683,010     465,079
Net investment income                                    6,469,292       46,736,233      1,433,902    2,898,219   1,757,424

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) from investment transactions    2,664,106        6,593,940       (644,322)    (173,313)         -
Change in unrealized appreciation (depreciation)
  of investments                                      (104,864,115)     (68,566,606)    (1,236,350)   2,609,806          -
Net gain (loss) on investments                        (102,200,009)     (61,972,666)    (1,880,672)   2,436,493          -
Net increase (decrease) in net assets resulting
 from operations                                      $(95,730,717)    $(15,236,433)     $(446,770)  $5,334,712  $1,757,424

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Annuity Account I
Statement of Changes in Net Assets
For the Years Ended December 31, 2000 and 1999

                                                                                              Small
                                                                                             Company     International
                                                                                              Stock           Stock
                                                                         Combined          Subaccount      Subaccount

Net assets at January 1, 1999                                        $1,402,590,240      $197,822,567       $4,430,887

Increase in net assets
Net investment income                                                    52,207,858         8,684,715          125,132
Net realized gain (loss) from investment transactions                     1,550,706           872,095           68,477
Change in unrealized appreciation (depreciation) of investments         158,538,141        11,603,317        4,439,435
Net increase (decrease) in net assets resulting from operations         212,296,705        21,160,127        4,633,044

Capital share transactions
Transfers of net premiums                                               435,244,449        18,054,575        6,036,067
Transfers of death benefits                                             (12,423,414)         (819,611)         (16,590)
Transfers of surrenders                                                 (50,522,977)       (5,679,928)        (223,557)
Transfers between subaccounts                                            (9,300,118)       (6,923,992)       6,781,270
Net increase in net assets resulting from capital share
transactions                                                            362,997,940         4,631,044       12,577,190
Total increase in net assets                                            575,294,645        25,791,171       17,210,234
Net assets at December 31, 1999                                       1,977,884,885       223,613,738       21,641,121

Increase (decrease) in net assets
Net investment income                                                    78,870,447        18,025,022        1,550,355
Net realized gain (loss) from investment transactions                     8,783,504           319,664           23,429
Change in unrealized appreciation (depreciation) of investments        (177,762,587)        5,914,077      (11,619,399)
Net increase (decrease) in net assets resulting from operations         (90,108,636)       24,258,763      (10,045,615)

Capital share transactions
Transfers of net premiums                                               328,447,306        31,374,894       18,838,341
Transfers of death benefits                                             (16,642,860)       (1,745,098)        (105,581)
Transfers of surrenders                                                 (86,140,947)       (9,021,117)      (1,307,507)
Transfers between subaccounts                                           (10,603,542)       26,908,998       23,684,824
Net increase (decrease) in net assets resulting from capital
 share transactions                                                     215,059,957        47,517,677       41,110,077
Total increase (decrease) in net assets                                 124,951,321        71,776,440       31,064,462
Net assets at December 31, 2000                                      $2,102,836,206      $295,390,178      $52,705,583

                                                             Large                           High
                                                            Company                          Yield                         Money
                                                             Stock          Balanced         Bond          Bond           Market
                                                          Subaccount       Subaccount     Subaccount    Subaccount      Subaccount

Net assets at January 1, 1999                            $570,197,756    $544,728,825    $9,998,212    $42,181,532    $33,230,461

Increase in net assets
Net investment income                                       5,075,782      33,149,141     1,217,352      2,551,689      1,404,047
Net realized gain (loss) from investment transactions         393,418         570,262      (303,031)       (50,515)            -
Change in unrealized appreciation (depreciation)
  of investments                                          119,150,763      28,823,575    (1,704,175)    (3,774,774)            -
Net increase (decrease) in net assets resulting
  from operations                                         124,619,963      62,542,978      (789,854)    (1,273,600)     1,404,047

Capital share transactions
Transfers of net premiums                                 104,121,690     119,968,776     4,715,743     12,240,979    170,106,619
Transfers of death benefits                                (3,310,953)     (7,311,640)      (87,823)      (598,806)      (277,991)
Transfers of surrenders                                   (18,492,496)    (20,824,575)     (570,420)    (1,875,901)    (2,856,100)
Transfers between subaccounts                              67,839,017      72,857,671     2,221,802      5,397,084   (157,472,970)
Net increase in net assets resulting from capital share
transactions                                              150,157,258     164,690,232     6,279,302     15,163,356      9,499,558
Total increase in net assets                              274,777,221     227,233,210     5,489,448     13,889,756     10,903,605
Net assets at December 31, 1999                           844,974,977     771,962,035    15,487,660     56,071,288     44,134,066

Increase (decrease) in net assets
Net investment income                                       6,469,292      46,736,233     1,433,902      2,898,219      1,757,424
Net realized gain (loss) from investment transactions       2,664,106       6,593,940      (644,322)      (173,313)            -
Change in unrealized appreciation (depreciation)
  of investments                                         (104,864,115)    (68,566,606)   (1,236,350)     2,609,806             -
Net increase (decrease) in net assets resulting
  from operations                                         (95,730,717)    (15,236,433)     (446,770)     5,334,712      1,757,424

Capital share transactions
Transfers of net premiums                                  89,070,528      60,152,262     2,389,291      3,826,146    122,795,844
Transfers of death benefits                                (5,575,021)     (8,261,530)     (134,882)      (626,225)      (194,523)
Transfers of surrenders                                   (32,945,035)    (35,437,927)     (686,705)    (2,926,547)    (3,816,109)
Transfers between subaccounts                              57,767,209      15,142,806        60,500     (3,121,514)  (131,046,365)
Net increase (decrease) in net assets resulting from capital
share transactions                                        108,317,681      31,595,611     1,628,204     (2,848,140)   (12,261,153)
Total increase (decrease) in net assets                    12,586,964      16,359,178     1,181,434      2,486,572    (10,503,729)
Net assets at December 31, 2000                          $857,561,941    $788,321,213   $16,669,094    $58,557,860    $33,630,337

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Annuity Account I
Notes to Financial Statements
As of December 31, 2000

Note 1. Summary of Significant Accounting Policies

The AAL Variable Annuity Account I (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund flexible premium deferred variable annuity certificates.

The Account has seven separate subaccounts, each of which invests solely, as directed by certificate owners, in a different portfolio of AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Certificate owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 2. Expense Charges

The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

Mortality and expense risks assumed by AAL are compensated for by a charge equivalent to an annual rate of approximately 1.25% of the average daily net asset value of the Account. A certificate maintenance charge of $25 per certificate year is deducted to reimburse AAL for administrative expenses related to the contract. This fee is waived if the sum of premiums received by AAL less the sum of any withdrawals and withdrawal charges from the certificate is $1,500 or more at the time the deduction would be made. In addition, a surrender charge is imposed in the event of a full or partial surrender in excess of 10% of the accumulated value during the first seven contract years. The amount charged is 7% of the amount surrendered during the first contract year and declines by 1% in each of the next six contract years. The certificate owner may make two transfers from one or more subaccounts to other subaccounts or the fixed account in each certificate year, but thereafter, each transfer is subject to a $10 transfer charge.

Note 3. Federal Income Taxes

The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account’s net investment income and net realized gains on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

Note 4. Investment Transactions

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount are as follows:

                                         Year ended December 31, 2000
                                           Purchases          Sales

Small Company Stock Subaccount           $66,976,950      $1,434,251
International Stock Subaccount           42,817,394          156,962
Large Company Stock Subaccount          119,274,932        4,487,959
Balanced Subaccount                      97,015,147       18,683,303
High Yield Bond Subaccount                 4,774,613       1,712,507
Bond Subaccount                           7,551,653        7,501,574
Money Market Subaccount                  36,468,931       46,972,660
Combined                                $374,879,620     $80,949,216

                                         Year ended December 31, 1999
                                           Purchases            Sales

Small Company Stock Subaccount           $23,649,930     $10,334,171
International Stock Subaccount            13,358,551         656,230
Large Company Stock Subaccount           155,912,979         679,939
Balanced Subaccount                      199,336,940       1,497,567
High Yield Bond Subaccount                 9,130,531       1,633,878
Bond Subaccount                           20,688,756       2,973,712
Money Market Subaccount                   54,975,789      44,067,709
Combined                                $477,053,476     $61,843,206

Note 5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows:

                                                Units Sold                 Units Redeemed            Net Increase (Decrease)
                                            Units      Amount           Units       Amount            Units        Amount

Year ended December 31, 2000
Small Company Stock Subaccount          3,202,504    $58,283,893       594,674    $10,766,216      2,607,830    $47,517,677
International Stock Subaccount          2,900,733     42,523,164       100,213      1,413,087      2,800,520     41,110,077
Large Company Stock Subaccount          5,484,013    146,837,737     1,450,419     38,520,056      4,033,594    108,317,681
Balanced Subaccount                     3,922,082     75,295,069     2,278,376     43,699,458      1,643,706     31,595,611
High Yield Bond Subaccount                275,662      2,449,791        92,697        821,587        182,965      1,628,204
Bond Subaccount                           306,566      3,826,146       547,812      6,674,286       (241,246)    (2,848,140)
Money Market Subaccount               100,990,508    122,795,843   111,106,140    135,056,996    (10,115,632)   (12,261,153)
Combined                              117,082,068   $452,011,643   116,170,331   $236,951,686        911,737   $215,059,957

Year ended December 31, 1999
Small Company Stock Subaccount          1,166,367    $18,054,575       911,654    $13,423,531        254,713     $4,631,044
International Stock Subaccount          1,031,240     12,817,336        19,657        240,146      1,011,583     12,577,190
Large Company Stock Subaccount          6,920,531    171,960,708       880,318     21,803,450      6,040,213    150,157,258
Balanced Subaccount                    10,604,229    192,826,447     1,545,063     28,136,215      9,059,166    164,690,232
High Yield Bond Subaccount                739,641      6,937,545        70,308        658,243        669,333      6,279,302
Bond Subaccount                         1,442,135     17,638,062       202,922      2,474,706      1,239,213     15,163,356
Money Market Subaccount               145,438,322    170,106,619   137,311,199    160,607,061      8,127,123      9,499,558
Combined                              167,342,465   $590,341,292   140,941,121   $227,343,352     26,401,344   $362,997,940

Note 6. Net Assets

The account has an unlimited number of accumulation units authorized with no par value . Net assets as of December 31, 2000, consisted of:

                                                                                             Small
                                                                                            Company          International
                                                                                             Stock               Stock
                                                                        Combined          Subaccount          Subaccount

Paid-in capital                                                    $1,668,028,897       $227,092,935          $57,971,090
Accumulated undistributed net investment income                       200,019,414         64,738,424            1,650,520
Accumulated undistributed net realized gain (loss) from investment
transactions                                                           11,928,349          1,545,957               97,663
Net unrealized appreciation (depreciation) of investments             222,859,546          2,012,862           (7,013,690)
Net assets                                                         $2,102,836,206       $295,390,178          $52,705,583

                                                             Large                          High
                                                            Company                         Yield                       Money
                                                             Stock        Balanced          Bond          Bond         Market
                                                          Subaccount     Subaccount      Subaccount    Subaccount    Subaccount

Paid-in capital                                           $659,157,775  $626,947,231     $18,128,086    $50,697,124   $28,034,656
Accumulated undistributed net investment income             12,859,064   103,793,112       3,036,498      8,346,115     5,595,681
Accumulated undistributed net realized gain
(loss) from investment transactions                          3,854,660     7,618,447        (976,376)      (212,002)           -
Net unrealized appreciation (depreciation) of investments  181,690,442    49,962,423      (3,519,114)      (273,377)           -
Net assets                                                $857,561,941  $788,321,213     $16,669,094    $58,557,860   $33,630,337

AAL Variable Annuity Account I
Report of Independent Accountants

The Board of Directors and Certificate Owners
Aid Association for Lutherans

We have audited the accompanying statement of net assets of the AAL Variable Annuity Account I (the Account) (comprising, respectively, the Small Company Stock, International Stock, Large Company Stock, Balanced, High Yield Bond, Bond, and Money Market Subaccounts) as of December 31, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Annuity Account I at December 31, 2000, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young,LLP

Milwaukee, Wisconsin
January 24, 2001

AAL Variable Annuity Account II
Statement of Net Assets
As of December 31, 2000

Assets

Investments in AAL Variable Product Series Fund, Inc.:
     Small Company Stock Subaccount:
         Small Company Stock Portfolio, 281,899 shares at net asset value of $13.64
         per share (cost $3,878,785)                                                                 $3,845,169
     International Stock Subaccount:
         International Stock Portfolio, 160,402 shares at net asset value of $12.28 per
         share (cost $2,439,564)                                                                      1,969,846
     Large Company Stock Subaccount:
         Large Company Stock Portfolio, 607,952 shares at net asset value of $24.12
         per share (cost $16,070,767)                                                                14,665,595
     Balanced Subaccount:
         Balanced Portfolio, 723,150 shares at net asset value of $15.45 per share
         (cost $11,959,615)                                                                          11,174,632
     High Yield Bond Subaccount:
         High Yield Bond Portfolio, 135,939 shares at net asset value of $6.84 per
         share (cost $1,006,223)                                                                        929,314
     Bond Subaccount:
         Bond Portfolio, 103,845 shares at net asset value of $10.02 per share (cost $1,000,371)      1,040,890
     Money Market Subaccount:
         Money Market Portfolio, 1,094,401 shares at net asset value of $1.00 per share
         (cost $1,094,401)                                                                            1,094,401

Total Investments (cost $37,449,726)                                                                 34,719,847

Liabilities                                                                                                -

Net Assets                                                                                         $ 34,719,847

                                                        Unit           Extended
                                            Units       Value            Value
Net Assets are represented by:
     Small Company Stock Subaccount        201,859     $19.05       $3,845,169
     International Stock Subaccount        157,628      12.50        1,969,846
     Large Company Stock Subaccount        593,635      24.70       14,665,595
     Balanced Subaccount                   591,239      18.90       11,174,632
     High Yield Bond Subaccount            105,746       8.79          929,314
     Bond Subaccount                        78,140      13.32        1,040,890
     Money Market Subaccount               874,913       1.25        1,094,401
Total Net Assets                                                   $34,719,847

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Annuity Account II
Statement of Operations
For the Year Ended December 31, 2000

                                                                                  Small
                                                                                 Company     International
                                                                                  Stock          Stock
                                                                     Combined   Subaccount     Subaccount

Investment income:
Dividends                                                            $680,471     $11,688         $43,459
Capital gain distributions                                            882,339     261,598          35,027
Total investment income                                             1,562,810     273,286          78,486

Expenses-mortality and expense risk charges                           350,678      30,837          21,145
Net investment income                                               1,212,132     242,449          57,341

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) from investment transactions                  42,692      12,703          10,100
Change in unrealized appreciation (depreciation) of investments    (2,885,767)    (46,102)       (500,436)
Net gain (loss) on investments                                     (2,843,075)    (33,399)       (490,336)
Net increase (decrease) in net assets resulting from operations   $(1,630,943)   $209,050       $(432,995)

                                                              Large                        High
                                                             Company                       Yield                        Money
                                                              Stock       Balanced         Bond          Bond          Market
                                                           Subaccount    Subaccount     Subaccount    Subaccount     Subaccount

Investment income:
Dividends                                                  $110,826         $319,332       $69,693     $51,449        $74,024
Capital gain distributions                                  168,237          417,477            -           -              -
Total investment income                                     279,063          736,809        69,693      51,449         74,024

Expenses-mortality and expense risk charges                 152,539          112,575         8,415       9,429         15,738
Net investment income                                       126,524          624,234        61,278      42,020         58,286

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) from investment transactions        11,011           14,920        (5,289)       (753)            -
Change in unrealized appreciation (depreciation)
  of investments                                         (1,526,683)        (780,423)      (75,429)     43,306             -
Net gain (loss) on investments                           (1,515,672)        (765,503)      (80,718)     42,553             -
Net increase (decrease) in net assets resulting
  from operations                                       $(1,389,148)       $(141,269)     $(19,440)    $84,573        $58,286

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Annuity Account II
Statement of Changes in Net Assets
For the Period August 2, 19991 to December 31, 1999
and the Year Ended December 31, 2000

                                                                                            Small
                                                                                           Company     International
                                                                                            Stock           Stock
                                                                          Combined        Subaccount      Subaccount

Net assets at August 2, 1999                                         $          -    $          -       $        -

Increase in net assets
Net investment income                                                      167,784          27,797            4,113
Net realized gain (loss) from investment transactions                        7,165              16               47
Change in unrealized appreciation (depreciation) of investments            155,888          12,486           30,718
Net increase (decrease) in net assets resulting from operations            330,837          40,299           34,878

Capital share transactions
Transfers of net premiums                                               10,709,656         294,345          298,661
Transfers of surrenders                                                   (145,857)         (6,554)          (3,591)
Transfers between subaccounts                                             (421,468)        296,644           63,753
Net increase in net assets resulting from capital share transactions    10,142,331         584,435          358,823

Total increase in net assets                                            10,473,168         624,734          393,701

Net assets at December 31, 1999                                         10,473,168         624,734          393,701

Increase in net assets
Net investment income                                                    1,212,132         242,449           57,341
Net realized gain (loss) from investment transactions                       42,692          12,703           10,100
Change in unrealized appreciation (depreciation) of investments         (2,885,767)        (46,102)        (500,436)
Net increase (decrease) in net assets resulting from operations         (1,630,943)        209,050         (432,995)

Capital share transactions
Transfers of net premiums                                               29,125,097       1,259,732          901,340
Transfers of death benefits                                                (20,513)         (3,752)              -
Transfers of surrenders                                                 (1,938,488)       (136,318)         (92,864)
Transfers between subaccounts                                           (1,288,474)      1,891,723        1,200,664

Net increase (decrease) in net assets resulting from capital
share transactions                                                      25,877,622       3,011,385        2,009,140

Total increase (decrease) in net assets                                 24,246,679       3,220,435        1,576,145

Net assets at December 31, 2000                                        $34,719,847      $3,845,169       $1,969,846

_____________

/1/Commencement of Operations

                                                                   Large                     High
                                                                  Company                    Yield                       Money
                                                                   Stock      Balanced       Bond         Bond          Market
                                                                Subaccount   Subaccount   Subaccount   Subaccount     Subaccount

Net assets at August 2, 1999                                $         -   $         -  $        -   $        -      $        -

Increase in net assets
Net investment income                                             33,038        87,024       2,777        1,256          11,779
Net realized gain (loss) from investment transactions              6,507         1,316        (697)         (24)             -
Change in unrealized appreciation (depreciation) of investments  121,511        (4,560)     (1,480)      (2,787)             -
Net increase (decrease) in net assets resulting from operations  161,056        83,780         600       (1,555)         11,779

Capital share transactions
Transfers of net premiums                                      2,372,827     1,750,753     164,758       97,758       5,730,554
Transfers of surrenders                                          (32,076)      (19,042)     (3,025)      (1,013)        (80,556)
Net increase in net assets resulting from capital
  share transactions                                           1,623,164     1,360,241      36,902       61,506      (3,863,678)
                                                               3,963,915     3,091,952     198,635      158,251       1,786,320

Total increase in net assets                                   4,124,971     3,175,732     199,235      156,696       1,798,099

Net assets at December 31, 1999                                4,124,971     3,175,732     199,235      156,696       1,798,099

Increase in net assets
Net investment income                                            126,524       624,234      61,278       42,020          58,286
Net realized gain (loss) from investment transactions             11,011        14,920      (5,289)        (753)             -
Change in unrealized appreciation (depreciation) of investments (1,526,683)   (780,423)    (75,429)      43,306              -
Net increase (decrease) in net assets resulting from operations (1,389,148)   (141,269)    (19,440)      84,573          58,286

Capital share transactions
Transfers of net premiums                                      4,710,621     3,761,357     383,323      249,451      17,859,273
Transfers of death benefits                                       (8,512)       (8,249)         -            -               -
Transfers of surrenders                                         (738,542)     (499,581)    (51,985)     (47,690)       (371,508)
Transfers between subaccounts                                  7,966,205     4,886,642     418,181      597,860     (18,249,749)

Net increase (decrease) in net assets resulting from capital
share transactions                                            11,929,772     8,140,169     749,519      799,621        (761,984)

Total increase (decrease) in net assets                       10,540,624     7,998,900     730,079      884,194        (703,698)

Net assets at December 31, 2000                              $14,665,595   $11,174,632    $929,314   $1,040,890      $1,094,401

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Annuity Account II
Notes to Financial Statements
As of December 31, 2000

Note 1. Summary of Significant Accounting Policies

The AAL Variable Annuity Account II (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund single premium immediate variable annuity certificates. The Account commenced operations on August 2, 1999.

The Account has seven separate subaccounts, each of which invests solely, as directed by certificate owners, in a different portfolio of AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Certificate owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 2. Expense Charges

The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

Mortality and expense risks assumed by AAL are compensated for by a charge equivalent to an annual rate of approximately 1.25% of the average daily net asset value of the Account. There is a daily charge based on a percentage of each portfolio’s average daily net asset value that is payable to the portfolio’s investment adviser. The certificate owner may make up to twelve transfers between investment options per certificate year. After the first two transfers from the subaccounts in a certificate year, each transfer is subject to a $25 transfer charge. Transfers from the fixed account are not allowed. In addition, each certificate has an indirect withdrawal and surrender charge. The net amount received upon surrender is the commuted value, which for the fixed account is calculated using a maximum interest rate of 0.5% higher than the maximum valuation interest rate for single premium immediate annuities for the year and state in which the certificate was issued. For the variable subaccounts, the commuted value is calculated using an interest rate of 0.5% greater than the assumed investment return selected.

Note 3. Federal Income Taxes

The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account’s net investment income and net realized gains on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

Note 4. Investment Transactions

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount are as follows:

                                    Year ended December 31, 2000
                                      Purchases          Sales

Small Company Stock Subaccount      $3,478,716       $224,882
International Stock Subaccount       2,296,851        230,370
Large Company Stock Subaccount      12,928,189        871,893
Balanced Subaccount                  9,485,051        720,648
High Yield Bond Subaccount             892,798         82,001
Bond Subaccount                        905,648         64,007
Money Market Subaccount              10,779,122    11,482,820
Combined                           $40,766,375    $13,676,621

                              Period August 2, 1999 to December 31, 1999
                                     Purchases           Sales

Small Company Stock Subaccount         $613,064          $832
International Stock Subaccount         363,671            734
Large Company Stock Subaccount       4,100,556        103,604
Balanced Subaccount                  3,223,466         44,490
High Yield Bond Subaccount             215,142         13,729
Bond Subaccount                        177,983         18,475
Money Market Subaccount              3,891,629      2,093,529
Combined                           $12,585,511     $2,275,393

Note 5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows:

                                                   Units Sold                  Units Redeemed            Net Increase (Decrease)
                                                Units        Amount           Units        Amount         Units      Amount
Year ended December 31, 2000
Small Company Stock Subaccount                 175,862     $3,193,371         10,039      $181,986       165,823   $3,011,385
International Stock Subaccount                 140,574      2,132,499          8,724       123,359       131,850    2,009,140
Large Company Stock Subaccount                 482,359     12,958,246         38,493     1,028,474       443,866   11,929,772
Balanced Subaccount                            463,558      8,854,445         37,164       714,276       426,394    8,140,169
High Yield Bond Subaccount                      90,763        812,043          7,063        62,524        83,700      749,519
Bond Subaccount                                 69,484        853,816          4,300        54,195        65,184      799,621
Money Market Subaccount                     14,749,542     17,859,273     15,382,112    18,621,257      (632,570)    (761,984)
Combined                                    16,172,142    $46,663,693     15,487,895   $20,786,071       684,247  $25,877,622

Period August 2, 1999 to December 31, 1999
Small Company Stock Subaccount                  37,021       $595,208            985       $10,773        36,036     $584,435
International Stock Subaccount                  26,688        366,211            910         7,388        25,778      358,823
Large Company Stock Subaccount                 153,745      4,054,856          3,976        90,941       149,769    3,963,915
Balanced Subaccount                            171,938      3,188,458          7,093        96,506       164,845    3,091,952
High Yield Bond Subaccount                      22,427        202,120            381         3,485        22,046      198,635
Bond Subaccount                                 13,104        160,068            148         1,817        12,956      158,251
Money Market Subaccount                      4,880,394      5,730,535      3,372,911     3,944,215     1,507,483    1,786,320
Combined                                     5,305,317    $14,297,456      3,386,404    $4,155,125     1,918,913  $10,142,331

Note 6. Net Assets

The Account has an unlimited number of accumulation units authorized with no par value. Net assets as of December 31, 2000, consisted of:

                                                                                              Small
                                                                                             Company       International
                                                                                              Stock            Stock
                                                                         Combined          Subaccount       Subaccount

Paid-in capital                                                        $36,019,953       $3,595,820         $2,367,963
Accumulated undistributed net investment income (loss)                   1,379,916          270,246             61,454
Accumulated undistributed net realized gain (loss)
 from investment transactions                                               49,857           12,719             10,147
Net unrealized appreciation (depreciation) of investments               (2,729,879)         (33,616)          (469,718)
Net assets                                                             $34,719,847       $3,845,169         $1,969,846

                                                                      Large                    High
                                                                     Company                   Yield         Money
                                                                      Stock     Balanced       Bond          Bond       Market
                                                                   Subaccount  Subaccount   Subaccount    Subaccount  Subaccount

Paid-in capital                                                 $15,893,687   $11,232,121    $948,154      $957,872  $1,024,336
Accumulated undistributed net investment income (loss)              159,562       711,258      64,055        43,276      70,065
Accumulated undistributed net realized gain (loss)
  from investment transactions                                       17,518        16,236      (5,986)         (777)         -
Net unrealized appreciation (depreciation) of investments        (1,405,172)     (784,983)    (76,909)       40,519          -
Net assets                                                      $14,665,595   $11,174,632    $929,314    $1,040,890  $1,094,401

AAL Variable Annuity Account II
Report of Independent Accountants

The Board of Directors and Certificate Owners
Aid Association for Lutherans

We have audited the accompanying statement of net assets of the AAL Variable Annuity Account II (the Account) (comprising, respectively, the Small Company Stock, International Stock, Large Company Stock, Balanced, High Yield Bond, Bond, and Money Market Subaccounts) as of December 31, 2000, and the related statements of operations and changes in net assets for the year then ended and changes in net assets for the period August 2, 1999 (date operations commenced) to December 31, 1999. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Annuity Account II at December 31, 2000, and the results of their operations and changes in their net assets for the year then ended, and changes in their net assets for the period August 2, 1999 (date operations commenced) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Milwaukee, Wisconsin
January 24, 2001

AAL Variable Life Account I
Statement of Net Assets
As of December 31, 2000

Assets
Investments in AAL Variable Product Series Fund, Inc.:
     Small Company Stock Subaccount:
          Small Company Stock Portfolio, 365,303 shares at net asset value of $13.64
          per share (cost $4,881,650)                                                             $    4,982,820
     International Stock Subaccount:
          International Stock Portfolio, 176,811 shares at net asset value of $12.28 per share
          (cost $2,446,075)                                                                            2,171,339
     Large Company Stock Subaccount:
          Large Company Stock Portfolio, 566,381 shares at net asset value of $24.12
          per share (cost $14,028,555)                                                                13,663,134
     Balanced Subaccount:
          Balanced Portfolio, 255,247 shares at net asset value of $15.45 per share
          (cost $4,173,478)                                                                            3,943,979
     High Yield Bond Subaccount:
          High Yield Bond Portfolio, 61,134 shares at net asset value of $6.84 per share
          (cost $483,271)                                                                                417,967
     Bond Subaccount:
          Bond Portfolio, 23,428 shares at net asset value of $10.02 per share
          (cost $230,441)                                                                                234,834
     Money Market Subaccount:
          Money Market Portfolio, 686,660 shares at net asset value of $1.00
          per share (cost $686,660)                                                                      686,660
Total Investments (cost $26,930,130)                                                                  26,100,733

Liabilities                                                                                                   -

Net Assets                                                                                         $  26,100,733

                                                                                              Unit           Extended
                                                                             Units            Value            Value
Net Assets are represented by:
     Small Company Stock Subaccount                                         440,200        $  11.32       $   4,982,820
     International Stock Subaccount                                         180,637           12.02           2,171,339
     Large Company Stock Subaccount                                       1,114,323           12.26          13,663,134
     Balanced Subaccount                                                    326,779           12.07           3,943,979
     High Yield Bond Subaccount                                              46,544            8.98             417,967
     Bond Subaccount                                                         20,099           11.68             234,834
     Money Market Subaccount                                                596,415            1.15             686,660
Total Net Assets                                                                                           $ 26,100,733

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Life Account I
Statement of Operations
For theYear Ended December 31, 2000

                                                                                        Small
                                                                                       Company      International
                                                                                        Stock           Stock
                                                                     Combined        Subaccount      Subaccount

Investment income:
Dividends                                                              $356,038        $14,384        $47,477
Capital gain distributions                                              680,056        337,670         38,267
Total investment income                                               1,036,094        352,054         85,744

Expenses-mortality and expense risk charges                             150,878         23,174         10,687
Net investment income                                                   885,216        328,880         75,057

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) from investment transactions                    53,204          4,522          3,630
Change in unrealized appreciation (depreciation) of investments      (2,210,852)           990       (404,838)
Net gain (loss) on investments                                       (2,157,648)         5,512       (401,208)

Net increase (decrease) in net assets resulting from operations     $(1,272,432)      $334,392      $(326,151)

                                                                    Large                        High
                                                                   Company                       Yield                      Money
                                                                    Stock        Balanced        Bond         Bond         Market
                                                                 Subaccount     Subaccount    Subaccount   Subaccount    Subaccount

Investment income:
Dividends                                                            $99,556        $114,096     $35,238     $11,433    $33,854
Capital gain distributions                                           157,007         147,112          -           -          -
Total investment income                                              256,563         261,208      35,238      11,433     33,854

Expenses-mortality and expense risk charges                           83,355          24,559       2,585       1,272      5,246
Net investment income                                                173,208         236,649      32,653      10,161     28,608

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) from investment transactions                 31,113          19,694      (4,242)     (1,513)        -
Change in unrealized appreciation (depreciation) of investments   (1,466,322)       (315,533)    (35,369)     10,220         -
Net gain (loss) on investments                                    (1,435,209)       (295,839)    (39,611)      8,707         -

Net increase (decrease) in net assets resulting from operations  $(1,262,001)       $(59,190)    $(6,958)    $18,868    $28,608

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Life Account I
Statement of Changes in Net Assets
For the Years Ended December 31, 2000 and 1999

                                                                                              Small
                                                                                             Company     International
                                                                                              Stock           Stock
                                                                          Combined         Subaccount      Subaccount

Net assets at January 1, 1999                                             $3,812,164         $491,803          $112,960

Increase in net assets
Net investment income                                                        295,728           73,876             4,720
Net realized gain (loss) from investment transactions                         18,674          (10,167)              673
Change in unrealized appreciation (depreciation) of investments            1,106,202          122,760           121,948
Net increase (decrease) in net assets resulting from operations            1,420,604          186,469           127,341

Capital share transactions
Transfers of net premiums                                                 10,280,205          886,595           259,456
Transfers of maturities                                                       (6,563)          (1,328)             (461)
Transfers of surrenders and terminations                                      (4,906)          (1,000)             (298)
Transfers of policy loans                                                    (56,725)         (17,699)           (1,552)
Cost of insurance and administrative charges                              (1,607,932)        (255,086)          (61,749)
Transfers between subaccounts                                                (60,331)         417,507           163,192

Net increase in net assets resulting from capital share transactions       8,543,748        1,028,989           358,588

Total increase in net assets                                               9,964,352        1,215,458           485,929

Net assets at December 31, 1999                                           13,776,516        1,707,261           598,889

Increase in net assets
Net investment income                                                        885,216          328,880            75,057
Net realized gain (loss) from investment transactions                         53,204            4,522             3,630
Change in unrealized appreciation (depreciation) of investments           (2,210,852)             990          (404,838)
Net increase (decrease) in net assets resulting from operations           (1,272,432)         334,392          (326,151)

Capital share transactions
Transfers of net premiums                                                 18,090,631        2,604,030         1,455,919
Transfers of maturities                                                      (38,086)          (8,058)           (1,471)
Transfers of surrenders and terminations                                     (58,972)         (16,335)           (8,048)
Transfers of policy loans                                                   (190,656)         (43,490)           (8,268)
Cost of insurance and administrative charges                              (3,987,249)        (720,257)         (344,425)
Transfers between subaccounts                                               (219,019)       1,125,277           804,894

Net increase in net assets resulting from capital share transactions      13,596,649        2,941,167         1,898,601

Total increase in net assets                                              12,324,217        3,275,559         1,572,450

Net assets at December 31, 2000                                          $26,100,733       $4,982,820        $2,171,339

                                                                       Large                       High
                                                                      Company                      Yield                   Money
                                                                       Stock        Balanced       Bond     Bond          Market
                                                                    Subaccount     Subaccount   SubaccountSubaccount    Subaccount

Net assets at January 1, 1999                                         $2,162,697     $604,729     $69,110    $25,942     $344,923

Increase in net assets
Net investment income                                                     78,876      102,663      19,800      4,847       10,946
Net realized gain (loss) from investment transactions                     26,751        4,239      (2,374)      (448)          -
Change in unrealized appreciation (depreciation) of investments          838,100       58,709     (29,663)    (5,652)          -
Net increase (decrease) in net assets resulting from operations          943,727      165,611     (12,237)    (1,253)      10,946

Capital share transactions
Transfers of net premiums                                              3,393,404    1,397,983     158,002     79,922    4,104,843
Transfers of maturities                                                   (2,887)      (1,740)       (147)        -            -
Transfers of surrenders and terminations                                  (1,815)      (1,301)       (291)      (101)        (100)
Transfers of policy loans                                                (34,857)      (1,278)     (1,167)      (172)          -
Cost of insurance and administrative charges                            (833,652)    (300,884)    (23,802)   (14,663)    (118,096)
Transfers between subaccounts                                          2,360,899      641,377      87,154     43,510   (3,773,970)

Net increase in net assets resulting from capital share transactions   4,881,092    1,734,157     219,749    108,496      212,677

Total increase in net assets                                           5,824,819    1,899,768     207,512    107,243      223,623

Net assets at December 31, 1999                                        7,987,516    2,504,497     276,622    133,185      568,546

Increase in net assets
Net investment income                                                    173,208      236,649      32,653     10,161       28,608
Net realized gain (loss) from investment transactions                     31,113       19,694      (4,242)    (1,513)          -
Change in unrealized appreciation (depreciation) of investments       (1,466,322)    (315,533)    (35,369)    10,220           -
Net increase (decrease) in net assets resulting from operations       (1,262,001)     (59,190)     (6,958)    18,868       28,608

Capital share transactions
Transfers of net premiums                                              6,685,532    1,816,837     136,250     97,949    5,294,114
Transfers of maturities                                                  (23,001)      (4,809)       (232)      (508)          (7)
Transfers of surrenders and terminations                                 (23,642)     (10,350)         -          -          (597)
Transfers of policy loans                                               (102,790)     (37,068)        960         -            -
Cost of insurance and administrative charges                          (2,083,475)    (585,881)    (46,686)   (26,469)    (180,056)
Transfers between subaccounts                                          2,484,995      319,943      58,011     11,809   (5,023,948)

Net increase in net assets resulting from capital share transactions   6,937,619    1,498,672     148,303     82,781       89,506

Total increase in net assets                                           5,675,618    1,439,482     141,345    101,649      118,114

Net assets at December 31, 2000                                      $13,663,134   $3,943,979    $417,967   $234,834     $686,660

The accompanying notes to the financial statements are an integral part of this statements.

AAL Variable Life Account I
Notes to Financial Statements
As of December 31, 2000

Note 1. Summary of Significant Accounting Policies

The AAL Variable Life Account I (the Account) is a unit investment trust registered under the Investment Company Act of 1940. The Account was established as a separate investment account within Aid Association for Lutherans (AAL) to fund flexible premium variable universal life insurance certificates.

The Account has seven separate subaccounts, each of which invests solely, as directed by certificate owners, in a different portfolio of AAL Variable Product Series Fund, Inc. (the Fund), an open-end, diversified management investment company sponsored by AAL. Certificate owners also may direct investments to a guaranteed interest subaccount held in the general account of AAL.

Investments in shares of the Fund are stated at market value, which is the closing net asset value per share as determined by the Fund. The first-in, first-out basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. Dividends and capital gain distributions paid to the Account are automatically reinvested in shares of the Fund on the payment date.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 2. Expense Charges

The Account pays AAL certain amounts relating to the distribution and administration of the certificates funded by the Account and as reimbursement for certain mortality and other risks assumed by AAL. The following summarizes those amounts.

Mortality and expense risks assumed by AAL are compensated for by a charge equivalent to an annual rate of approximately 0.75% of the total subaccount cash value during the first 15 years dropping to approximately 0.25% thereafter. A per policy monthly administration charge of $4 and a cost of insurance charge, which varies by risk class, sex, amount at risk, and age, is deducted as compensation for administrative and insurance expenses, respectively. A sales charge of 3.0% is deducted from each participant payment to cover sales and other expenses and to provide support for AAL’s fraternal activities. AAL will charge $25 for each transfer between subaccounts and/or the fixed account in excess of 12 in each certificate year. In addition, a surrender charge is imposed in the event the certificate is surrendered or the specified amount is reduced. The initial surrender charge is based on an amount per thousand of specified coverage for which the certificate is issued. The amount per thousand varies by risk class, sex, and issue age. The cash value is reduced by the surrender charge. The charge decreases over the first 10 certificate years to zero in the 11th certificate year.

Note 3. Federal Income Taxes

The operations of the Account form a part of the operations of AAL. AAL, a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account’s net investment income and net realized gains on investments. Accordingly, no charge for income taxes is currently being made to the Account. If such taxes are incurred by AAL in the future, a charge to the Account may be assessed.

Note 4. Investment Transactions

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount are as follows:

                                Year ended December 31, 2000
                                         Purchases          Sales
Small Company Stock Subaccount           $3,321,938       $51,891
International Stock Subaccount            1,988,765        15,107
Large Company Stock Subaccount            7,227,387       116,560
Balanced Subaccount                      1,913,309        177,988
High Yield Bond Subaccount                 199,230         18,274
Bond Subaccount                            112,347         19,405
Money Market Subaccount                  3,091,517      2,973,403
Combined                               $17,854,493    $ 3,372,628

                                Year ended December 31, 1999
                                        Purchases          Sales
Small Company Stock Subaccount         $  1,178,696  $     75,833
International Stock Subaccount              371,193         7,884
Large Company Stock Subaccount            5,103,390       143,422
Balanced Subaccount                       1,876,892        40,071
High Yield Bond Subaccount                 259,485         19,936
Bond Subaccount                            120,606           7,263
Money Market Subaccount                  2,609,988      2,386,318
Combined                               $11,520,250    $ 2,680,727

Note 5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows:

                                             Units Sold                   Units Redeemed                Net Increase
                                         Units       Amount              Units      Amount           Units      Amount

Year ended December 31, 2000
Small Company Stock Subaccount           351,117    $3,760,143          78,732      $818,976        272,385    $2,941,167
International Stock Subaccount           168,093     2,266,513          28,739       367,912        139,354     1,898,601
Large Company Stock Subaccount           707,241     9,267,589         184,594     2,329,970        522,647     6,937,619
Balanced Subaccount                      183,437     2,239,718          62,781       741,046        120,656     1,498,672
High Yield Bond Subaccount                21,748       194,637           5,539        46,334         16,209       148,303
Bond Subaccount                           10,737       117,998           3,353        35,217          7,384        82,781
Money Market Subaccount                4,745,648     5,294,114       4,673,659     5,204,608         71,989        89,506
Combined                               6,188,021   $23,140,712       5,037,397    $9,544,063      1,150,624   $13,596,649

Year ended December 31, 1999
Small Company Stock Subaccount           145,382    $1,309,175          31,807      $280,186        113,575    $1,028,989
International Stock Subaccount            36,215       426,046           5,948        67,458         30,267       358,588
Large Company Stock Subaccount           473,725     5,764,329          75,101       883,237        398,624     4,881,092
Balanced Subaccount                      179,038     2,047,769          28,186       313,612        150,852     1,734,157
High Yield Bond Subaccount                26,076       246,172           2,985        26,423         23,091       219,749
Bond Subaccount                           11,757       123,426           1,485        14,930         10,272       108,496
Money Market Subaccount                3,870,816     4,104,843       3,680,326     3,892,166        190,490       212,677
Combined                               4,743,009   $14,021,760       3,825,838    $5,478,012        917,171    $8,543,748

Note 6. Net Assets

The Account has an unlimited number of accumulation units authorized with no par value. Net assets as of December 31, 2000, consisted of:

                                                                                   Small
                                                                                  Company      International
                                                                                   Stock           Stock
                                                                   Combined     Subaccount      Subaccount

Paid-in capital                                                  $25,582,143   $4,410,626        $2,362,293
Accumulated undistributed net investment income                    1,280,770      479,854            79,602
Accumulated undistributed net realized gain (loss)
  from investment transactions                                       $67,217       (8,830)            4,180
Net unrealized appreciation (depreciation) of investments           (829,397)     101,170          (274,736)
Net assets                                                       $26,100,733   $4,982,820        $2,171,339

                                                                   Large                         High
                                                                  Company                        Yield                   Money
                                                                   Stock         Balanced        Bond        Bond       Market
                                                                Subaccount      Subaccount    Subaccount  Subaccount  Subaccount

Paid-in capital                                                $13,714,062     $3,798,620      $436,457    $217,071     $643,014
Accumulated undistributed net investment income                    256,669        351,912        53,760      15,327       43,646
Accumulated undistributed net realized gain (loss)
  from investment transactions                                      57,824         22,946        (6,946)     (1,957)          -
Net unrealized appreciation (depreciation) of investments         (365,421)      (229,499)      (65,304)      4,393           -
Net assets                                                     $13,663,134     $3,943,979      $417,967    $234,834     $686,660

AAL Variable Life Account I
Report of Independent Accountants

The Board of Directors and Certificate Owners
Aid Association for Lutherans

We have audited the accompanying statement of net assets of the AAL Variable Life Account I (the Account) (comprising, respectively, the Small Company Stock, International Stock, Large Company Stock, Balanced, High Yield Bond, Bond, and Money Market Subaccounts) as of December 31, 2000, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AAL Variable Life Account I at December 31, 2000, and the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young, LLP

Milwaukee, Wisconsin
January 24, 2001

A Note on Forward-Looking Statements

Except for the historical information contained in the foregoing reports on each of the Portfolios, the matters discussed in those reports may constitute forward-looking statements that are made pursuant to the safe habor provisions of the Securities Litigation Reform Act of 1995. These include discussions about each portfolio manager’s predictions, assessments, analyses and outlooks for relevant securities and investment markets, market sectors, industries and individual stocks or other investment securities. These statements involve risks and uncertainties. In addition to the general risks described for each Portfolio in its current prospectus, other factors bearing on these reports include the accuracy of each portfolio manager’s forcasts and predictions, the appropriateness of the investment strategies designed by the portfolio managers to capitalized on their forecasts and predictions should they prove true, and the ability of the portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of any Portfolio to differ materially from the projected results for the Portfolio, either on an overall basis or on a relative basis as compared to the benchmark index selected for the particular Portfolio.

Glossary of Terms

*	Non income-producing security – A non income-producing security is a security which has not paid a dividend or interest payment in the past calendar year.

/1/	The interest rate reflects the discount rate at the date of purchase.

/2/	144A Security – A 144A security is a security that is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

/3/ Security in default – A security in default is a security that has missed its last interest payment.

/4/	4(2) Commercial paper – 4(2) commercial paper is a security that has not been fully registered with the SEC. Because the security has not been fully registered it is considered an illiquid or restricted security. Once the security is registered, it loses its 4(2) classification and is no longer restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

/5/	Illiquid security valued at fair value – A security that is not traded actively.

/6/	Step-coupon bond – A debt instrument that pays a fixed rate for an initial period, then increases to a higher rate after a period of time.

Board of Directors

John O. Gilbert - Chairman of the Board
F. Gregory Campbell
Woodrow E. Eno
Richard L. Gady
John H. Pender
Edward W. Smeds
Lawrence M. Woods

Officers

Robert G. Same - President
James H. Abitz - Vice President
Woodrow E. Eno - Vice President
Charles D. Gariboldi - Treasurer
Frederick D. Kelsven - Secretary

Transfer Agent

Aid Association for Lutherans
4321 North Ballard Road
Appleton, WI 54919-0001

Sub-Adviser
(High Yield Bond Portfolio)

Pacific Investment Management Company (PIMCO)
840 Newport Center Drive
Suite 300, Newport Beach, CA 92660

Sub-Adviser
(International Stock Portfolio)

Oechsle International Advisors LLC
One International Place
Boston, MA 02110

Investment Adviser
& Distributor

AAL Capital Management Corporation
222 W. College Avenue
Appleton, WI 54919-0007

Custodian

Citibank, N.A.
111 Wall Street
New York, NY 10043

Legal Counsel

Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

Independent Accountants

PricewaterhouseCoopers LLP
Suite 1500 100 East Wisconsin Avenue
Milwaukee, WI 53202

Ernst & Young LLP
111 East Kilbourn Avenue
Milwaukee, WI 53202

This report is submitted for the information of the certificate owners of the AAL Variable Annuity Account I, AAL Variable Annuity Account II and AAL Variable Life Account I. It is not authorized for distribution to prospective certificate owners unless preceded or accompanied by a current prospectus for the AAL Variable Annuity Account I, AAL Variable Account II, AAL Variable Life Account I and the AAL Variable Product Series Fund, Inc.

[AID ASSOCIATION FOR LUTHERANS LOGO]           [AAL CAPITAL MANAGEMENT CORPORATION LOGO]